Loan Number	FK ID	Redacted Loan Number	Pool	Borrower	Property State	Last Activity	As of Date	Due Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?
XXX	XXX	7D990151-3FA5-447B-861B-5EC4E9ACBE6F	PM18	XXX	NJ	10/31/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Previously
XXX	XXX	AB2F8B22-53F7-4D25-83D8-8C1FA33F8DC8	PM18	XXX	MD	11/7/2016	11/10/2016	11/1/2016	Current	Current	Owner		Previously
XXX	XXX	93D9BECB-0201-4390-A34F-AC1279EEF2B8	PM18	XXX	MA	11/9/2016	11/10/2016	12/1/2016	Current	Current	Occupied by Unknown		Previously
XXX	XXX	2F045EBD-8FF5-4C5E-B4ED-A36906844F47	PM18	XXX	NY	10/16/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never
XXX	XXX	86985C60-46EA-4A6B-A0DC-ED343D84C3BB	PM18	XXX	PA	11/7/2016	11/10/2016	11/1/2016	Bankruptcy Ch.13	Current	Not Determined		Never
XXX	XXX	1D14BDFB-D451-497B-91C6-53DC128553B1	PM19	XXX	LA	10/27/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	93133E64-0191-44C0-B7EA-C1092376C539	PM18	XXX	CA	10/28/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	7E025925-99C8-43AC-870F-FEF859F06609	PM18	XXX	OH	8/3/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	4E5A9B4E-3638-4AB1-BBC0-15C092B225E2	PM19	XXX	NY	11/2/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	04252C6E-EED7-4AB8-BC68-DDC08F44BC6B	PM19	XXX	KS	11/13/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	849860AA-A84C-49F8-9EFD-F551786F56FE	PM19	XXX	WI	11/14/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	309882DC-9EE1-4DCC-8904-1E3C85E0F9C0	PM19	XXX	MS	11/4/2016	11/10/2016	11/7/2016	Current	Current	Not Determined		Never
XXX	XXX	385E8EF6-B0E6-479A-90B8-C80742846D52	PM18	XXX	GA	11/7/2016	11/10/2016	12/1/2016	Current	Current	Owner		Never
XXX	XXX	B9CDA53C-1BAE-402E-8219-C7BF3B54E1CE	PM19	XXX	MI	11/3/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	10BFF941-EF4C-41F4-8956-BC50E2231D7A	PM19	XXX	OK	10/13/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	3D266CD2-6094-47C5-BFA4-31BE18AD1481	PM18	XXX	GA	11/10/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never
XXX	XXX	0AC9872E-D06D-4A06-B69D-B3C1B9C63818	PM19	XXX	MI	11/3/2016	11/10/2016	11/6/2016	Current	Current	Owner		Never
XXX	XXX	DA9EDDBC-FFDD-4DD2-9C16-5866D8B9B611	PM19	XXX	CO	10/3/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	FCCF005A-9C0A-42EF-BD8F-9E56DC754CD4	PM18	XXX	AZ	11/7/2016	11/10/2016	12/1/2016	Current	Current	Owner		Never
XXX	XXX	F3B251EF-2686-4216-BBF8-B32352EAA562	PM18	XXX	MI	11/10/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	AE1E08A0-33D3-495B-AE9A-019FF9955520	PM19	XXX	OH	11/3/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	05E91A8C-B78E-4B74-A0F7-0FF6D08B92E4	PM19	XXX	MS	10/14/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	173D53A5-1D13-41E8-9DBE-FEC16D7E0363	PM19	XXX	LA	10/25/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	2F7ADFD1-80A1-4C61-A029-1D8E2F513306	PM19	XXX	GA	11/11/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	D20685FE-6214-4AF9-83B8-BEAC60B2E1AD	PM18	XXX	NC	10/31/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	2B0CA053-8DF5-470A-A805-35F5546A4456	PM18	XXX	GA	11/7/2016	11/10/2016	12/1/2016	Bankruptcy Ch.13	Not Determined	Not Determined		Never
XXX	XXX	CF8E0A90-5B34-4F49-ADCB-471979AB208E	PM18	XXX	TX	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	642421EB-33EB-478F-B01C-76864890A0AF	PM18	XXX	FL	10/31/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	B8954031-24CE-480E-8BF8-CCE43F3432A2	PM18	XXX	CT	11/7/2016	11/10/2016	1/1/2017	Current	Current	Not Determined		Never
XXX	XXX	EF65AF47-21C3-4264-9BD2-DCB3D825F4A1	PM19	XXX	MD	11/3/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	08BDED0C-A0A0-4FE1-B9C8-5B529319A2BD	PM19	XXX	IN	11/15/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	43D1375A-3898-48FF-97B9-1F4A78A1B27B	PM19	XXX	NV	11/16/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	D4533525-3DA2-4ED1-BADD-1F6788577B87	PM18	XXX	TN	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	2B7E833F-1193-452C-B25A-52792F67F45B	PM18	XXX	WI	10/17/2016	11/10/2016	11/17/2016	Current	Current	Not Determined		Never
XXX	XXX	A884C51C-5E45-4391-BB55-D026403F0A84	PM18	XXX	CO	11/8/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	209A16CA-365D-4980-8B5E-4DFD51E3C469	PM18	XXX	VA	10/31/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	F6E31CC6-64E7-4730-97AF-25AEC5A27910	PM18	XXX	IN	10/21/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	C17664F5-6A45-4324-9043-20379FD045CB	PM19	XXX	OH	11/16/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	2CAD5937-D49F-4159-8E4E-3E12195A7BE5	PM18	XXX	CA	11/2/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	5A832B76-4CE8-47B5-A763-3170FFDB20F1	PM19	XXX	OK	11/15/2016	11/10/2016	12/4/2016	Current	Current	Not Determined		Never
XXX	XXX	9D06BCBB-AAB4-4B85-99D4-3BBA25DD3B52	PM19	XXX	OR	11/8/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	23584127-0619-48C4-AEBD-DCF5215344FA	PM19	XXX	KS	10/31/2016	11/10/2016	11/27/2016	Current	Current	Not Determined		Never
XXX	XXX	9A86FD9F-F6F5-436F-ADBB-EA62D339FACD	PM19	XXX	UT	11/1/2016	11/10/2016	12/4/2016	Current	Current	Owner		Never
XXX	XXX	17454405-6DD6-49AB-8583-8904E9ABC6AC	PM19	XXX	CA	11/3/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	134B75BD-1B68-41C1-B741-8E45B4C2D59A	PM19	XXX	NY	10/31/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	AC1848B8-C62D-4A64-B35C-0298B59E68D6	PM19	XXX	GA	10/31/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	88173E03-334A-462A-84C4-76E8AAA41CC1	PM19	XXX	KY	11/17/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	EFD7A3D8-3BBC-4598-B8D1-F7C197C977C1	PM19	XXX	DE	11/4/2016	11/10/2016	11/16/2016	Current	Current	Not Determined		Never
XXX	XXX	DDF8E966-CF6C-4B5E-8EB6-C5568EE90BC3	PM19	XXX	NY	10/11/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	6A91A74D-3DEA-4A30-9F53-23A52CF0EB85	PM19	XXX	GA	10/31/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	1E57C91C-B5BF-465F-AAB1-40B8079C28AA	PM19	XXX	MS	11/4/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	069951B9-ECCB-4701-B164-B98391CD3F65	PM19	XXX	WA	10/19/2016	11/10/2016	12/10/2016	Current	Current	Not Determined		Never
XXX	XXX	7898E9A0-E063-4665-A7F7-180C0DAFC2FE	PM19	XXX	MD	11/14/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	FE15EC36-A6A8-4182-A378-38A346E79417	PM18	XXX	CA	11/2/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	4998F548-69EB-4057-97E5-56848104AA7E	PM19	XXX	TN	11/17/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	D9E5754E-E346-452E-8184-7B5C282C2778	PM19	XXX	OK	11/15/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	CF68A50C-6925-4BC8-87E6-F9DEBCC28003	PM18	XXX	MD	11/4/2016	11/10/2016	11/4/2016	Current	Current	Owner		Never
XXX	XXX	2A328D14-358A-45C9-912E-99081F20BDD1	PM18	XXX	FL	10/17/2016	11/10/2016	11/27/2016	Current	Current	Not Determined		Never
XXX	XXX	4E8E8E07-354A-4594-A3CA-E2985565E35D	PM18	XXX	MO	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	6B0636EF-A36E-4FFC-A08B-AA01B8585E84	PM19	XXX	GA	11/2/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	1AB2F59C-DF32-4A72-8340-E48EDBBB6E34	PM18	XXX	IL	11/3/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	A3308C65-9DF5-431D-A115-5C3C054F5338	PM19	XXX	LA	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	44E30F67-E158-471E-B0C8-5AEFF41CAE09	PM18	XXX	MN	10/15/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	0F543680-36CB-4DAC-BD83-808F3897F313	PM18	XXX	OH	11/3/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	B709F78A-E029-44B4-9D9D-7B6FE69A56E1	PM18	XXX	MI	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	F3EB20A1-F0A8-45ED-87EC-BC7DC3829E66	PM19	XXX	NY	11/5/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	337815FF-64FC-4656-9B00-F7F54441FD78	PM19	XXX	CA	11/3/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	41567BE4-BC20-4BA7-A715-482B8CA61C97	PM19	XXX	OH	10/5/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	53FD1CE2-A763-4A1B-B871-F774FE877D20	PM19	XXX	OK	11/15/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	1EBEE45C-F16A-4A5A-823E-362F0BAF3321	PM19	XXX	CA	11/4/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	7B1E0BC8-4859-44D3-AB65-25A80EF11223	PM19	XXX	MD	11/9/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	39E5938C-F253-431E-AAB1-DD0F1D469D23	PM19	XXX	WA	11/10/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	5D2F6BFE-DAB6-4BD9-B7F2-39F3973933A6	PM18	XXX	FL	6/17/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	BFAB1701-3B4C-4A7B-BA93-9C57950D8765	PM19	XXX	MI	11/21/2016	11/10/2016	11/18/2016	Bankruptcy Ch.13	Not Determined	Not Determined		Never
XXX	XXX	8BA55BB2-3466-44C4-8188-4C83043129EF	PM18	XXX	GA	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	201A55AB-975E-497E-AD53-A3641A72094A	PM19	XXX	GA	10/21/2016	11/10/2016	11/28/2016	Current	Current	Not Determined		Never
XXX	XXX	D7DB0369-386C-485A-BF19-0D5F3A3A51A9	PM18	XXX	KS	11/9/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	035A7FBE-C38B-464D-9531-BFE259164E69	PM18	XXX	NJ	11/10/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never
XXX	XXX	41DA7A51-0FFF-46AD-A3B7-0C083ECAC5AB	PM19	XXX	MD	11/16/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	F17E6642-1CF0-4D73-A3DB-CA6B7409E9F6	PM19	XXX	LA	11/16/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	BE347721-DFB4-45E4-898E-7C844E12C69B	PM19	XXX	MN	10/19/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	7B6F9D90-C6C6-4857-A328-61ACCD1DBB38	PM18	XXX	TN	3/15/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	E0B66DE3-3404-4B6F-A22B-0BD8106691D9	PM18	XXX	GA	9/21/2016	11/10/2016	1/1/2017	Current	Current	Not Determined		Never
XXX	XXX	AA29F1F4-4E52-42B9-90B4-8DC680BF6A0C	PM18	XXX	TN	11/7/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	FB40EBAE-20C5-491A-857D-4FEF9CEC4AA1	PM18	XXX	MA	11/10/2016	11/10/2016	12/1/2016	Current	Current	Owner		Never
XXX	XXX	35E64E98-CA40-4EC5-9D46-A2F0FE35D46D	PM18	XXX	VA	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	77205CF5-0739-49B6-894F-811DA79530B0	PM18	XXX	VA	11/3/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	90206A40-4649-4329-BF5B-67E00DD49FC8	PM18	XXX	CA	11/7/2016	11/10/2016	12/1/2016	Current	Current	Owner		Never
XXX	XXX	ECC9C5BE-D03D-4CB3-A648-FC61742F1E35	PM18	XXX	FL	11/9/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	B9D2182D-D4AF-4429-A50E-DFFB0C4E913C	PM18	XXX	WA	11/9/2016	11/10/2016	12/1/2016	Current	Current	Owner		Never
XXX	XXX	91FE9026-9D3D-4F9D-861E-B04BEBE62EF1	PM18	XXX	NV	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	B86B91AE-9DC2-4DD3-980C-6F0B932A4130	PM18	XXX	FL	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	4532DDFD-5E3B-4EFF-8F45-23BD92A6F3F9	PM18	XXX	FL	11/3/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	8FBF08F1-DD23-48DA-B12B-B21FCD2077F1	PM18	XXX	PA	11/10/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never
XXX	XXX	8A86D2DF-80CC-4AE4-B868-03F470F698D7	PM18	XXX	FL	11/9/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	22011D7B-D139-49F0-B91A-38095A445F9B	PM18	XXX	MO	11/2/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	52F72A1A-71CD-430F-BF70-0F386055CCF8	PM18	XXX	IL	10/19/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	CC3724B4-A7BC-41E9-8594-0FD1F6FEE759	PM18	XXX	NC	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	EB6B2B78-FEF9-403E-9EAF-34DCAC85C4C8	PM18	XXX	CA	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	2FB6C1E3-DD5B-4898-AAC8-43EEBAF6A6AF	PM18	XXX	MI	11/3/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	12BE75CD-6325-42DA-A948-55683DC5596B	PM19	XXX	ME	11/16/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	50318EB7-F2B1-4B4E-9970-1698716A4406	PM19	XXX	TN	11/18/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	199FBC0A-2AB2-4E3E-946D-C499D94E7CBE	PM18	XXX	NV	11/8/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	6BC9A285-83C8-4371-ABEC-4D6FF7605E39	PM18	XXX	CA	10/15/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	8D46BB44-0116-4A14-A867-6E4EE7923691	PM18	XXX	IL	10/28/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	4D235274-7628-4081-9284-EA504FAFA08B	PM18	XXX	SC	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	170F5200-00A4-4BA7-8858-1B5D5E2FA444	PM18	XXX	AL	10/26/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	ACF7D158-C26C-4B58-B9D9-7F74CEFD93EE	PM18	XXX	GA	10/25/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	F12ED6AD-4F02-45DA-B970-CE76A186BF6C	PM19	XXX	CA	11/15/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	3792520E-11CB-4CC0-94F5-07B361C93793	PM18	XXX	MI	11/9/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	B78BB6CC-95C7-4BF1-A7F4-0765C428E255	PM18	XXX	FL	10/11/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	01569E91-5E8E-44DC-B654-DCF1977E4FCD	PM18	XXX	CA	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	2C5F0D06-7076-420A-B7BE-546215F439A0	PM18	XXX	CA	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	A6F4FA40-4A40-43D6-9874-6270097B284D	PM18	XXX	OH	11/10/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	058A99BA-C1C5-463F-A341-DACBBE3FF4D6	PM18	XXX	FL	11/2/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	ABDAB1E6-424B-4C52-A0BA-6A6F60558522	PM18	XXX	KY	11/10/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	5E7645EA-D36E-49B2-8A6B-4C58F4AAA355	PM18	XXX	CA	11/3/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	D7F05A21-C870-4E3D-BB5C-09D37DE47299	PM18	XXX	UT	10/19/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	9258D774-AD07-4E84-881F-C2B0836DB2F3	PM18	XXX	TX	11/9/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	893DB155-65B7-4897-94DB-1DCB8B5987CE	PM18	XXX	PA	10/19/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	5584A7D5-175A-4B90-BBDA-F13ECBC33B1F	PM18	XXX	NC	10/19/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	4902940E-EFC3-4361-8A0E-FA24FD2650B4	PM18	XXX	NC	11/4/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	A984D25A-0A63-44B7-A37D-EEB49CF4926E	PM18	XXX	MD	11/4/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	50FE4084-6092-4C6A-93F4-3ABE2A3B26AA	PM18	XXX	IN	11/8/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	28F8403C-4C0A-4CF3-802A-2EF1DC50AD14	PM18	XXX	IN	11/8/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	213B67E3-1C02-417A-8BE7-891A6DF3315E	PM18	XXX	TX	10/21/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	A8E60979-5B19-4679-8D26-B1CA356C52B5	PM18	XXX	FL	11/4/2016	11/10/2016	1/1/2017	Current	Current	Not Determined		Never
XXX	XXX	7C71AB9C-62BC-41A6-915A-739C05DEA36B	PM18	XXX	PA	11/9/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	929450E1-B2E1-428C-9DC0-390B2F903749	PM18	XXX	PA	10/18/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	7C5E831B-B782-4B10-B09C-C04192A83D6F	PM18	XXX	TN	11/4/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	AA20996E-EB66-4DB0-95A2-A8CF359CC5B0	PM18	XXX	CO	10/22/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	8DDF8933-E5EF-4ED7-B86C-67FDAF50B518	PM18	XXX	UT	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	85EE1516-2E70-4E38-92B6-20F1AFAC868F	PM18	XXX	OH	10/31/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	E0D8B5D6-BD25-4F62-A11E-11F394738609	PM18	XXX	UT	11/3/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	8E458261-ADB0-4ED9-95E5-7C0A69D55A51	PM18	XXX	NC	10/27/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	16564254-8E6C-48FA-9034-44A833777334	PM18	XXX	RI	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	7923C13B-0974-4290-85D0-B7FE8E110B02	PM19	XXX	NY	11/10/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	E0571D2F-9B71-48A3-BA19-D767ACFFCD86	PM18	XXX	VA	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	E04C1D93-CB3C-443C-A0B6-FCD4DAA99CAE	PM18	XXX	GA	10/14/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	406DA13C-373D-4469-AC6B-5E4231888FE3	PM18	XXX	LA	10/5/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	E7D5DDB0-29B6-41D7-8B51-62540292BB87	PM18	XXX	WV	11/4/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	20B6F022-0C02-474C-BBE4-9D02F77C27CA	PM18	XXX	FL	11/9/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	48524A8C-1E7A-4F1A-8B42-AC0B73E77DB1	PM18	XXX	CA	10/28/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	6219E586-BBA0-4880-A57B-C4C5E3328BE4	PM18	XXX	TX	11/8/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	A88BA72F-77EE-418C-A64B-C88FC749A2B2	PM18	XXX	CA	10/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	ECD8792A-51F8-4611-A1F4-4F91C6DC3522	PM18	XXX	LA	11/9/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	C0927AA1-6E47-4699-B69F-90318889F4A0	PM18	XXX	TX	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	6996C85C-C8B8-40A5-B86C-9FEA354BD782	PM18	XXX	GA	11/7/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	A65FF463-8D51-4485-9CEC-8DEEB0750C61	PM18	XXX	PA	11/8/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	11CA071B-AA33-44E5-9D98-5D12827E0783	PM18	XXX	NY	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	62FE027D-301F-4EDA-864F-AC35200A6168	PM18	XXX	MI	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	93937F6F-7B21-4AAC-BF1A-D4DF4F40A526	PM18	XXX	IN	10/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	B126A349-8ED7-49D8-BB80-E9EA024EC7B2	PM18	XXX	NY	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	EB5B4DE3-7125-416D-B4AA-20A5AF99ABA6	PM18	XXX	IN	11/4/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never
XXX	XXX	02B335C6-8666-4E74-BAEB-3E22A7AEE200	PM18	XXX	TX	10/29/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	78DA103B-EA32-41A5-B049-6B90DFB0FC1A	PM18	XXX	MI	1/6/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	4D8600B0-0AFE-483D-A95D-393950432D53	PM18	XXX	FL	10/4/2016	11/10/2016	12/1/2016	Current	Current	Owner		Never
XXX	XXX	5B810E68-0986-41D4-9058-2CAA9DE67069	PM18	XXX	OH	11/2/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	993AAE8B-A414-4779-85C8-C0923186372D	PM18	XXX	FL	11/7/2016	11/10/2016	1/1/2017	Current	Current	Not Determined		Never
XXX	XXX	A17FC175-E8EA-4504-804D-B25B5B4C801B	PM19	XXX	MS	11/19/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	1007AE4D-3DD4-434D-82D6-34D96FD8AA99	PM18	XXX	AZ	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	EE8C8746-7DD5-47BF-9497-E1028FDBAA47	PM18	XXX	FL	11/2/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	9BBBA2AF-409B-4C6C-99D5-03C90A1B9FDF	PM18	XXX	IL	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	63A6549E-EF25-4B99-B8EB-2D3DB412DCBC	PM18	XXX	CA	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	5B6C8362-B187-4053-9DC1-75D685AE9956	PM18	XXX	NV	10/5/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	66377EE0-B926-482E-8E2D-473176F5494C	PM18	XXX	MI	10/31/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	88BEAD06-B645-4CD4-A1AF-91CF1BF7B990	PM18	XXX	CA	11/4/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	87024BE6-3B4F-4211-91F4-B5EC7041E554	PM18	XXX	GA	11/8/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	FC28575F-2FF2-4FC1-AE49-BEF6D6FF57C1	PM18	XXX	GA	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	3AC5C016-0BBC-4DB7-9EB8-C45349C699D7	PM18	XXX	OH	10/28/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	52940F7E-E938-4F13-B906-0AF7326C8F56	PM18	XXX	TX	11/8/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	DE4E2322-C84D-40F5-AD3F-2F8AD4043568	PM18	XXX	IA	11/3/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	F554BEB4-DBEF-4DCB-A5C3-4CDF665FF1E5	PM18	XXX	CA	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	0AD6FEC8-CAA9-4D95-9ADE-272492A1AF58	PM18	XXX	OH	11/9/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	75ABC15A-229D-43B9-94E9-48EE2BABF8AF	PM18	XXX	AZ	11/2/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	BC3EAE03-6146-4DDB-AD1E-221CB234C1D1	PM18	XXX	NY	11/2/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	E8965018-8DA7-445D-BE2F-265FE9ACC740	PM18	XXX	CA	11/8/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	24E88CBC-8867-45E2-BC98-8B66E9870CC8	PM18	XXX	CA	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	4CE41FF5-C40E-40C4-B5BF-1328F9986131	PM18	XXX	MD	11/6/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	5A4CD183-40CE-427C-89BD-87EDE0990145	PM18	XXX	CA	10/31/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	A80DA575-7FD3-410F-95A4-1E5B1EB9BE47	PM18	XXX	SC	11/9/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	386BB008-239C-4E46-9C6D-AE2633369270	PM18	XXX	NY	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	2979CDCE-6C9F-4943-AE67-B739F2F1A804	PM18	XXX	GA	10/31/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	656C5D97-B3DC-460B-915B-2E2838C81A91	PM18	XXX	NC	11/9/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	50BFAB2B-37DB-4E90-9A9E-D37F12DD48F3	PM18	XXX	NC	11/8/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	D2DE8449-412B-48A6-97E9-525F792C48E5	PM18	XXX	IN	10/28/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	F1CBABDF-83F7-4C6A-BDB7-CE638FBDA273	PM18	XXX	NY	11/3/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	33B002BA-B069-4CC0-A894-D7AF756CA385	PM18	XXX	OK	10/31/2016	11/10/2016	12/1/2016	Current	Current	Owner		Never
XXX	XXX	BB845F19-2060-4108-813F-4041E42E4924	PM19	XXX	FL	11/18/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	AC34817A-A202-4A2E-9ED4-29C37A98B12B	PM18	XXX	FL	11/8/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	FD982BE8-87B0-421E-AAD8-8093596E87A9	PM18	XXX	SC	11/7/2016	11/10/2016	10/28/2016	Current	Current	Not Determined		Never
XXX	XXX	BA0BF64D-3E00-4B38-8004-CB421FA15781	PM18	XXX	FL	10/14/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	615C96C0-71FD-4ED5-A075-E3E494D0F96B	PM18	XXX	VA	11/9/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	6A80B959-6081-4285-A368-7FFF71E305A6	PM18	XXX	NC	11/1/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	8CC09C58-E909-4E6B-AFB9-4C0E7ED344C1	PM18	XXX	MI	11/7/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	75E91B95-8CCC-444A-AE77-F917CF2113E4	PM19	XXX	TN	11/16/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	64138F09-D05F-4351-B123-14293DE29F80	PM18	XXX	GA	11/6/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	F47D50E7-0E58-42DB-A217-6D06A9BCF922	PM18	XXX	OH	11/9/2016	11/10/2016	11/4/2016	Current	Current	Not Determined		Never
XXX	XXX	182F0A73-A241-4A9B-A222-AEF8CC22D799	PM18	XXX	MN	11/9/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	B5D234BB-3316-4BB1-8182-0004F33DFC18	PM18	XXX	OH	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	5A999593-94EC-4475-A5C8-55A1B7C95AC9	PM18	XXX	SC	11/1/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	F1C3DAEE-1171-4E4F-99D3-98EC504C8A36	PM19	XXX	MN	10/31/2016	11/10/2016	12/1/2016	Current	Current	Owner		Never
XXX	XXX	1930A09B-60BB-4B96-B7F9-8E5B3EF4EE55	PM18	XXX	MS	11/8/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	60198168-DA1F-4FC8-A2FF-E69279F7348A	PM18	XXX	MD	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	D4D42506-80A5-4B17-8CD2-C3766E46A98D	PM18	XXX	MO	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	EB45DFD6-7BAF-4002-9D8E-871E5D440D68	PM18	XXX	CA	11/9/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	98355C39-3C97-434A-8DA4-28DE9B42F2B0	PM18	XXX	MI	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	EFE6CE1A-0085-4358-8A24-4A8ABD62139E	PM18	XXX	OH	10/21/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	662B6C4E-0710-4704-B962-B6E90F0CBC56	PM18	XXX	FL	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	D159C564-7E04-4C7A-8D3E-363662FB08EA	PM18	XXX	SC	10/30/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	83AD40E4-EC89-431B-BED5-F6950535B5EC	PM18	XXX	MN	11/6/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	85DDE154-EC1C-4909-8072-36F284440217	PM18	XXX	TX	11/8/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	4BFD294E-2EC7-4BE5-925B-DE96C4C2BB50	PM18	XXX	WA	11/4/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	8FDA9270-BBAA-45C5-991C-7288048CE60C	PM18	XXX	OH	10/31/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	36DEB65E-F9BA-410A-8B18-A113DA34028B	PM19	XXX	IN	11/5/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	42F9390E-C370-4673-ABF8-9C62B0469C4A	PM18	XXX	OH	10/24/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	F54C3312-E7C4-41B1-8AFF-296C08FFA0E2	PM18	XXX	RI	11/3/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	E79EBB40-DCCC-42F3-9A9D-5D2CB03EB6B5	PM19	XXX	PA	11/23/2016	11/10/2016	1/1/2017	Current	Current	Not Determined		Never
XXX	XXX	4E2A0374-B6AE-45EE-8232-66FF11A69BD3	PM19	XXX	CO	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	E4B7C237-7D84-4369-946F-C6F34655CEE0	PM19	XXX	IN	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	848623F0-FC7A-4E27-AB94-B9189E61F52F	PM19	XXX	LA	10/24/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	34DBCACC-6399-489B-95F1-FB4A69ED2543	PM18	XXX	GA	10/14/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	15C50D0D-7FF3-4CE2-A493-5666949E76F3	PM18	XXX	MO	10/25/2016	11/10/2016	11/19/2016	Current	Current	Not Determined		Never
XXX	XXX	65DCAD97-05B8-4108-A290-90951B5AE437	PM18	XXX	OH	11/9/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	A5705657-10E4-4879-B306-A05ADDAF2D4C	PM18	XXX	MA	11/4/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	B73FD2A1-F6E9-4B80-8566-72F0E69F7E92	PM18	XXX	OH	10/30/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	2F360343-EACF-4B39-9CC8-62428A2AA5DB	PM19	XXX	GA	10/17/2016	11/10/2016	12/2/2016	Current	Current	Not Determined		Never
XXX	XXX	171DDE15-4D53-4FF0-8748-D9CFA4F22C8B	PM19	XXX	VA	11/3/2016	11/10/2016	12/1/2016	Current	Current	Owner		Never
XXX	XXX	0B4BD849-98F5-4CB5-B860-B2BD23B5314E	PM19	XXX	MI	10/4/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	D3A0F106-69DD-408B-803B-CBF8158DD87C	PM19	XXX	NJ	10/31/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	020C001F-2A4E-4090-A9BD-04EFA2638FCA	PM18	XXX	OH	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	2F240B3B-EEEE-4D79-B035-5514E7E2625C	PM18	XXX	FL	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	2438B4EA-1E00-41EA-91E0-DC3520B456DA	PM19	XXX	MN	10/19/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	9E38AFE8-3A50-4A40-9BD8-B2FABA0D3803	PM18	XXX	MI	11/6/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	9DA06289-46AB-4C00-B49B-1D538908DEC0	PM18	XXX	MI	11/6/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	FBF351E3-AD8B-413E-A476-2A9C6FA082BD	PM18	XXX	CA	11/8/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	96D63942-0BFF-4BBC-8F39-8E09CD05BC98	PM18	XXX	WI	10/25/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	6A5F4912-B150-475F-B390-D3F20DF2A9F8	PM18	XXX	MA	10/18/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never
XXX	XXX	2A8BB7BD-5BD9-4948-A600-12BB6F9F96A9	PM19	XXX	FL	11/11/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	4E083080-D09D-434B-AF24-95A5D29DC8D7	PM19	XXX	FL	11/11/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	45FF541E-ADEB-43EF-9FC9-B96945EF30D4	PM18	XXX	MI	11/8/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	1C05781F-BB85-416E-938D-801639353FEC	PM18	XXX	PA	11/7/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	CB476C5F-D8AA-479B-A779-937991D21AA2	PM18	XXX	NE	11/9/2016	11/10/2016	11/1/2016	Current	Current	Owner		Never
XXX	XXX	8A3060E8-E244-4C90-8E44-2B451FAC6C38	PM19	XXX	MD	11/15/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	CF8116AC-FB0D-47A1-A356-C819DA9DB142	PM19	XXX	IN	11/11/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	0DC73862-AC39-495D-8BAC-D9F1660AA5B5	PM19	XXX	IN	11/11/2016	11/10/2016	12/15/2016	Current	Current	Not Determined		Never
XXX	XXX	867E1A17-2CD9-4995-9FA7-3EABF24F4916	PM18	XXX	FL	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	F5039974-0FFA-4650-9920-EA7D63455A59	PM18	XXX	NY	11/9/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	3896A6CA-ADDC-4F77-861A-BAD1161B27EE	PM19	XXX	DE	11/15/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	ABC97308-FC4D-4AF1-8B6D-A2C1E2DDEA47	PM18	XXX	OH	11/3/2016	11/10/2016	11/11/2016	Current	Current	Not Determined		Never
XXX	XXX	336C4995-3AF2-4ED2-875E-96B5CD94E4F7	PM19	XXX	LA	11/16/2016	11/10/2016	10/24/2016	Current	Current	Owner		Never
XXX	XXX	22AC3DB5-FB29-46BF-B2D1-9DC76F50AFC2	PM19	XXX	IN	11/16/2016	11/10/2016	11/10/2016	Current	Current	Not Determined		Never
XXX	XXX	0C7D2474-65DE-47C7-BD16-F95F0759C5A2	PM18	XXX	CA	10/27/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	D4782B89-4358-4C65-AD5B-5738EC21670D	PM18	XXX	OH	11/6/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	BE4E9A64-A05C-4BAB-AB13-2D4116FA1892	PM19	XXX	MN	10/27/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	32D968EA-681D-4DD0-A7CC-3602B26A420A	PM19	XXX	NC	10/22/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	ABAB7E75-9DCE-41FE-89EE-3263A19D385C	PM19	XXX	KY	10/31/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	6F85C46B-901E-482C-A03D-D10A06105767	PM19	XXX	AL	11/15/2016	11/10/2016	11/10/2016	Current	Current	Not Determined		Never
XXX	XXX	C4AD7393-4A14-4B6B-A425-76C43452B403	PM18	XXX	MI	11/6/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	B77B158C-DD40-49E7-A214-5BD72BDDB9E2	PM18	XXX	NH	11/4/2016	11/10/2016	11/13/2016	Current	Current	Not Determined		Never
XXX	XXX	B3E94BE8-2A19-418D-87B6-7A8C4FEB153A	PM18	XXX	MI	11/1/2016	11/10/2016	11/27/2016	Current	Current	Not Determined		Never
XXX	XXX	38538AE3-FFA5-43C5-AEE8-FBAEFA7B2242	PM19	XXX	OK	10/25/2016	11/10/2016	11/28/2016	Current	Current	Not Determined		Never
XXX	XXX	95810789-1442-4845-91D6-8CB42DFA7D40	PM18	XXX	SC	11/8/2016	11/10/2016	10/21/2016	Current	Current	Not Determined		Never
XXX	XXX	21C29EAB-3232-49FD-873C-3EC3E5580D74	PM18	XXX	NJ	11/2/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	45BE4CB3-C939-4139-919E-2050E1E9B3BF	PM18	XXX	FL	11/8/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	167CD143-FE3C-4DCE-8BE1-38ECF72F535F	PM19	XXX	OK	11/2/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	F0539841-DB7C-4D70-988B-57C9A3429F1B	PM19	XXX	CA	11/3/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	E4723465-6418-4558-99E2-C0F8AE9C9DAB	PM18	XXX	CA	11/10/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	25D21B9E-06F4-4869-AB98-7ADEA977A46E	PM19	XXX	NY	10/27/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	3B289863-D68B-42C2-8612-EA273C2DC84F	PM19	XXX	IN	11/1/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	F88E7D19-BC19-46ED-8F23-74AD7CBBA011	PM19	XXX	MO	11/10/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	43E7471B-6D2A-4758-B68E-B6D0A2C0C73F	PM19	XXX	MN	10/10/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	1CF656D1-BD2B-4B31-832F-CC7DA6D4F08C	PM18	XXX	CA	11/6/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	8B418550-36E8-43EB-87C5-C065B5341D0B	PM19	XXX	NY	11/15/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	432D34EA-5DA0-406E-8175-EDE5998E5D0C	PM19	XXX	LA	11/15/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	F8162E99-46EF-45EF-83EB-0549B71D99C9	PM19	XXX	PA	10/18/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	A8F1E03B-F3B5-4065-9D5D-826AB172EC0F	PM19	XXX	CT	10/18/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	94D2FA2D-5239-40E2-A5AD-582AFE58F025	PM19	XXX	CA	10/26/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	DEE300D1-ED1F-4080-A1B2-3FA2BB99A770	PM19	XXX	TX	10/12/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	9A8F731E-D4AC-4F79-9849-AE8A8C065FF1	PM19	XXX	NY	11/7/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	846C274E-DC84-43A4-82AC-4AA55DFE2B8B	PM18	XXX	MI	10/31/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Never
XXX	XXX	19522CF3-E112-456A-89EB-5236A10C1A32	PM18	XXX	FL	10/31/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	998251D8-DDE0-434F-AFBF-1C468FA09C14	PM18	XXX	NC	11/6/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never
XXX	XXX	0C7C52CF-8306-4A43-B27D-49B16648673F	PM18	XXX	TN	11/10/2016	11/10/2016	11/1/2016	Current	Current	Tenant		Never
XXX	XXX	C14956C7-D8D2-4A63-9EF8-921A14507015	PM18	XXX	CA	11/9/2016	11/10/2016	12/1/2016	Current	Current	Not Determined		Previously

Loan Number	FK ID	Redacted Loan Number	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment
XXX	XXX	7D990151-3FA5-447B-861B-5EC4E9ACBE6F	Close and Bill

As of the beginning of the review period the foreclosure file was on hold due to the loan modification review. Comments on 11/27/2015 indicate that the foreclosure file was referred on 10/XX/2013. The foreclosure sale was scheduled for 12/XX/2015 but was postponed to 2/XX/2016 due to the borrowers completing the trial plan payments. A request was submitted to the attorney to close and bill the file on 1/XX/2016 due to the completed loan modification and file was closed by the attorney on 1/XX/2016.

					Never	N/A		N/A
XXX	XXX	AB2F8B22-53F7-4D25-83D8-8C1FA33F8DC8	Close and Bill	The account was referred to foreclosure prior to the review period; foreclosure proceedings were closed and billed on 01/XX/2016 due to modification of the account.	Never	N/A		N/A
XXX	XXX	93D9BECB-0201-4390-A34F-AC1279EEF2B8	Close and Bill

There is evidence of a prior foreclosure that was referred prior to the review period. Comments on 12/07/2015 indicate that the foreclosure sale that was scheduled for 12/XX/2015 was cancelled and the foreclosure was place on hold due to loss mitigation review. The foreclosure was closed and billed on 05/XX/2016 due to the completion of a loan modification.

					Never	N/A		N/A
XXX	XXX	2F045EBD-8FF5-4C5E-B4ED-A36906844F47	N/A	N/A	Previously	7		A Chapter 7 bankruptcy was filed in 01/2010 and discharged in 04/2010. Comments on 08/02/2016 indicate that the debt was not reaffirmed. No other details are noted in the commentary provided.
XXX	XXX	86985C60-46EA-4A6B-A0DC-ED343D84C3BB	N/A	N/A	Currently	13	1/XX/2012

As of the beginning the review period this loan was in active Chapter 13 bankruptcy (case #XXX) which per comments was filed on 1/XX/2012. The plan was confirmed on 11/XX/2012 and meeting of creditors was on 4/XX/2012.Per servicer comments dated 10/31/2015, the notice of payment change with certificate of service was filed with the court on 10/XX/2016. There is no indication that the bankruptcy has been discharged/dismissed. The borrower is has been making regular monthly payments and is current.

XXX	XXX	1D14BDFB-D451-497B-91C6-53DC128553B1	N/A	N/A	Previously	7

Commentary dated 01/04/2016 referenced a chapter 7 bankruptcy with reaffirmation (case number and filing date not provided) however it was further detailed on 07/XX/2016 “inactive/Non-reaffirmed Bankruptcy’.  No further details were disclosed.

XXX	XXX	93133E64-0191-44C0-B7EA-C1092376C539	N/A	N/A	Previously	7		Commentary dated 01/05/2016 reflects the borrower previously filed for Chapter 7 Bankruptcy which was discharged; case number and filing/discharge date(s) are not disclosed in the commentary provided.
XXX	XXX	7E025925-99C8-43AC-870F-FEF859F06609	N/A	N/A	Previously	N/A		Commentary dated 01/21/2016 reference an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
XXX	XXX	4E5A9B4E-3638-4AB1-BBC0-15C092B225E2	N/A	N/A	Previously	N/A		Commentary dated 02/08/2016 references an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	04252C6E-EED7-4AB8-BC68-DDC08F44BC6B	N/A	N/A	Previously	N/A		Commentary dated 02/12/2016 references an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	849860AA-A84C-49F8-9EFD-F551786F56FE	N/A	N/A	Previously	N/A		Commentary dated 03/19/2016 references an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	309882DC-9EE1-4DCC-8904-1E3C85E0F9C0	N/A	N/A	Previously	N/A		Commentary dated 03/31/2016 indicates the account is discharged from bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	385E8EF6-B0E6-479A-90B8-C80742846D52	N/A	N/A	Previously	13		Commentary dated 04/06/2016 indicated a dismissed chapter 13 bankruptcy filing; however, the case number, filing and dismissal dates were not disclosed.
XXX	XXX	B9CDA53C-1BAE-402E-8219-C7BF3B54E1CE	N/A	N/A	Previously	N/A		Commentary dated 04/26/2016 referenced an inactive bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
XXX	XXX	10BFF941-EF4C-41F4-8956-BC50E2231D7A	N/A	N/A	Previously	N/A		Commentary dated 05/16/2016 references an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	3D266CD2-6094-47C5-BFA4-31BE18AD1481	N/A	N/A	Previously			Commentary dated 07/05/2016 indicates a prior bankruptcy was completed on 10/XX/2009; chapter, case number and filing dates are not disclosed in the commentary provided.
XXX	XXX	0AC9872E-D06D-4A06-B69D-B3C1B9C63818	N/A	N/A	Previously	N/A		Commentary dated 08/02/2016 indicated an Inactive Bankruptcy Disclosure for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
XXX	XXX	DA9EDDBC-FFDD-4DD2-9C16-5866D8B9B611	N/A	N/A	Previously	N/A		Commentary dated 09/06/2016 indicated an Inactive Bankruptcy Disclosure for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
XXX	XXX	FCCF005A-9C0A-42EF-BD8F-9E56DC754CD4	N/A	N/A	Previously	7		Commentary dated 09/07/2016 references a chapter 7 bankruptcy that was discharged and non-reaffirmed; the case number, filing and discharge dates was not disclosed.
XXX	XXX	F3B251EF-2686-4216-BBF8-B32352EAA562	N/A	N/A	Previously	13		Commentary dated 09/26/2016 indicated there was a prior chapter 13 bankruptcy (case number XXX, filing date not provided) that was discharged on 09/XX/16.
XXX	XXX	AE1E08A0-33D3-495B-AE9A-019FF9955520	N/A	N/A	Previously	N/A		Commentary dated 10/03/2016 indicated an Inactive Bankruptcy Disclosure for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
XXX	XXX	05E91A8C-B78E-4B74-A0F7-0FF6D08B92E4	N/A	N/A	Previously	N/A		Commentary dated 10/06/2016 references an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	173D53A5-1D13-41E8-9DBE-FEC16D7E0363	N/A	N/A	Previously	N/A		Commentary dated 10/25/2016 indicated an Inactive Bankruptcy Disclosure for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
XXX	XXX	2F7ADFD1-80A1-4C61-A029-1D8E2F513306	N/A	N/A	Previously	N/A		Commentary dated 11/01/2016 indicated an Inactive Bankruptcy Disclosure for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
XXX	XXX	D20685FE-6214-4AF9-83B8-BEAC60B2E1AD	N/A	N/A	Previously	N/A		Commentary dated 11/27/2015 refers to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
XXX	XXX	2B0CA053-8DF5-470A-A805-35F5546A4456	N/A	N/A	Currently	13	9/XX/2012	Commentary dated 11/9/2015 indicates the borrower filed for bankruptcy chapter 13 case #XXX on 9/XX/2012. As of 11/XX/2016, pre-petition and post-petition monthly payments are being paid.
XXX	XXX	CF8E0A90-5B34-4F49-ADCB-471979AB208E	N/A	N/A	Previously	N/A		Commentary dated 12/11/2015 indicates the borrower previously filed bankruptcy; chapter, case number and filing/discharge date(s) are not disclosed in the commentary provided.
XXX	XXX	642421EB-33EB-478F-B01C-76864890A0AF	N/A	N/A	Previously			Commentary dated 12/24/2015 refer to a bankruptcy; commentary dated 1/25/2016 indicate an inactive bankruptcy. The bankruptcy chapter and/or case number were not disclosed within the review period.
XXX	XXX	B8954031-24CE-480E-8BF8-CCE43F3432A2	N/A	N/A	Previously	7

Commentary dated 12/7/2015 indicates that the account was previously in bankruptcy chapter 7 and was discharged without reaffirmation. Neither case number nor filing date was found during the review period.

XXX	XXX	EF65AF47-21C3-4264-9BD2-DCB3D825F4A1	N/A	N/A	Previously	7	5/XX/2012	Commentary dated 9/6/2016 refers to bankruptcy chapter 7 filed on 5/XX/2012 and discharged on 9/XX/2012 without reaffirmation. No case number was found during the review period.
XXX	XXX	08BDED0C-A0A0-4FE1-B9C8-5B529319A2BD	N/A	N/A	Previously	7		Commentary indicates the subject loan is under a non-reaffirmed Chapter 7 bankruptcy; case number and filing/discharge date(s) are not disclosed in the commentary provided.
XXX	XXX	43D1375A-3898-48FF-97B9-1F4A78A1B27B	N/A	N/A	Previously	7		Commentary indicates the subject loan is under a non-reaffirmed Chapter 7 bankruptcy; case number and filing/discharge date(s) are not disclosed in the commentary provided.
XXX	XXX	D4533525-3DA2-4ED1-BADD-1F6788577B87	N/A	N/A	Previously	7		Commentary indicates the subject loan is under a non-reaffirmed Chapter 7 bankruptcy; case number and filing/discharge date(s) are not disclosed in the commentary provided.
XXX	XXX	2B7E833F-1193-452C-B25A-52792F67F45B	N/A	N/A	Previously	N/A		Commentary on 1/6/2016 indicated an inactive bankruptcy filing; the chapter, case number, filing and discharge/dismissal dates was not disclosed.
XXX	XXX	A884C51C-5E45-4391-BB55-D026403F0A84	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
XXX	XXX	209A16CA-365D-4980-8B5E-4DFD51E3C469	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
XXX	XXX	F6E31CC6-64E7-4730-97AF-25AEC5A27910	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
XXX	XXX	C17664F5-6A45-4324-9043-20379FD045CB	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
XXX	XXX	2CAD5937-D49F-4159-8E4E-3E12195A7BE5	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
XXX	XXX	5A832B76-4CE8-47B5-A763-3170FFDB20F1	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	9D06BCBB-AAB4-4B85-99D4-3BBA25DD3B52	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	23584127-0619-48C4-AEBD-DCF5215344FA	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	9A86FD9F-F6F5-436F-ADBB-EA62D339FACD	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	17454405-6DD6-49AB-8583-8904E9ABC6AC	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	134B75BD-1B68-41C1-B741-8E45B4C2D59A	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	AC1848B8-C62D-4A64-B35C-0298B59E68D6	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	88173E03-334A-462A-84C4-76E8AAA41CC1	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	EFD7A3D8-3BBC-4598-B8D1-F7C197C977C1	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	DDF8E966-CF6C-4B5E-8EB6-C5568EE90BC3	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	6A91A74D-3DEA-4A30-9F53-23A52CF0EB85	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	1E57C91C-B5BF-465F-AAB1-40B8079C28AA	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	069951B9-ECCB-4701-B164-B98391CD3F65	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
XXX	XXX	7898E9A0-E063-4665-A7F7-180C0DAFC2FE	N/A	N/A	Previously	7

Commentary reflects multiple references to an inactive Chapter 7 bankruptcy; case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided. Commentary dated 06/23/2016 indicates the bankruptcy is not reaffirmed.

XXX	XXX	FE15EC36-A6A8-4182-A378-38A346E79417	N/A	N/A	Previously	7		Commentary reflects multiple references to an inactive/non-reaffirmed discharged Chapter 7 bankruptcy; case number and filing/discharge date(s) are not disclosed in the commentary provided.
XXX	XXX	4998F548-69EB-4057-97E5-56848104AA7E	N/A	N/A	Previously	N/A		Commentary reflects references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
XXX	XXX	D9E5754E-E346-452E-8184-7B5C282C2778	N/A	N/A	Previously	N/A		Commentary reflects references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
XXX	XXX	CF68A50C-6925-4BC8-87E6-F9DEBCC28003	N/A	N/A	Previously	N/A		Commentary through indicated an inactive bankruptcy filing; the chapter, case number, filing and discharge/dismissal dates was not disclosed.
XXX	XXX	2A328D14-358A-45C9-912E-99081F20BDD1	N/A	N/A	Previously	N/A		Commentary through indicated an inactive bankruptcy filing; the chapter, case number, filing and discharge/dismissal dates was not disclosed.
XXX	XXX	4E8E8E07-354A-4594-A3CA-E2985565E35D	N/A	N/A	Previously	7		Commentary through indicated an inactive Chapter 7 bankruptcy filing; the case number, filing and discharge/dismissal dates was not disclosed.
XXX	XXX	6B0636EF-A36E-4FFC-A08B-AA01B8585E84	N/A	N/A	Previously	N/A		Commentary throughout indicated Inactive Bankruptcy Disclosures provided for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
XXX	XXX	1AB2F59C-DF32-4A72-8340-E48EDBBB6E34	N/A	N/A	Previously	7	3/XX/2005	Comments dated 2/19/2016 refer to a Bankruptcy chapter 7 filed on 3/XX/2005 and discharged on 6/XX/2005. No bankruptcy case number was found during the review period.
XXX	XXX	A3308C65-9DF5-431D-A115-5C3C054F5338	N/A	N/A	Previously	N/A		Comments on 11/25/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
XXX	XXX	44E30F67-E158-471E-B0C8-5AEFF41CAE09	N/A	N/A	Previously	N/A		Notes dated 11/10/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
XXX	XXX	0F543680-36CB-4DAC-BD83-808F3897F313	N/A	N/A	Previously	N/A		Notes dated 11/18/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
XXX	XXX	B709F78A-E029-44B4-9D9D-7B6FE69A56E1	N/A	N/A	Previously	N/A		Notes dated 11/9/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
XXX	XXX	F3EB20A1-F0A8-45ED-87EC-BC7DC3829E66	N/A	N/A	Previously	N/A		Notes dated 12/12/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
XXX	XXX	337815FF-64FC-4656-9B00-F7F54441FD78	N/A	N/A	Previously	N/A		Notes dated 12/29/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
XXX	XXX	41567BE4-BC20-4BA7-A715-482B8CA61C97	N/A	N/A	Previously	N/A		Notes dated 12/3/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
XXX	XXX	53FD1CE2-A763-4A1B-B871-F774FE877D20	N/A	N/A	Previously	N/A		Notes dated 2/17/2016 refer to a bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
XXX	XXX	1EBEE45C-F16A-4A5A-823E-362F0BAF3321	N/A	N/A	Previously	N/A		Notes dated 4/4/2016 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
XXX	XXX	7B1E0BC8-4859-44D3-AB65-25A80EF11223	N/A	N/A	Previously	N/A		Notes dated 7/12/2016 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
XXX	XXX	39E5938C-F253-431E-AAB1-DD0F1D469D23	N/A	N/A	Previously	N/A		Notes dated 7/20/2016 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
XXX	XXX	5D2F6BFE-DAB6-4BD9-B7F2-39F3973933A6	N/A	N/A	Previously	13	12/XX/2009	Per the notes on 01/11/2016, the Chapter 13 Bankruptcy filed on 12/XX/2009 has been completed. There are no further details about the bankruptcy.
XXX	XXX	BFAB1701-3B4C-4A7B-BA93-9C57950D8765	N/A	N/A	Currently	13	1/XX/2016

The borrower filed a chapter 13 bankruptcy case#XXX on 1/XX/2016. The chapter 13 plan was confirmed on 5/XX/2016. A proof of claim was filed on 6/XX/2016. The borrower had a prior chapter 7 bankruptcy case#XXX filed 8/XX/2012 which was discharged on 11/XX/2012. The current case remains active.

XXX	XXX	8BA55BB2-3466-44C4-8188-4C83043129EF	N/A	N/A	Previously	7	12/XX/2015

The borrower filed Chapter 13 bankruptcy (case #XXX) on 2/XX/2014. The order confirming chapter 13 plan was entered on 8/XX/2014. The borrower also previously filed a Chapter 7 bankruptcy (case #XXX) on 12/XX/2015 which was discharged on 4/XX/2016.

XXX	XXX	201A55AB-975E-497E-AD53-A3641A72094A	N/A	N/A	Previously	13	2/XX/2016

The borrower filed Chapter 13 bankruptcy (case #XXX) on 2/XX/2016. The case was dismissed on 2/XX/2016 due to the borrower failing to pay the filing fees. Commentary dated 2/4/2016 indicates the borrower had previously filed Chapter 13 bankruptcy (case #XXX) on 10/XX/2015 and dismissed on 10/XX/2015. Notes dated 2/9/2016 also indicate the loan previously had four bankruptcy cases filed: Case #XXX, #XXX #XXX and XXX. No further information was found regarding the other three cases during the servicing review period.

XXX	XXX	D7DB0369-386C-485A-BF19-0D5F3A3A51A9	N/A	N/A	Previously	7	10/XX/2015	The borrower filed Chapter 7 bankruptcy (case #XXX) on 10/XX/2015 prior to the review period. The bankruptcy was discharged without reaffirmation on 1/XX/2016 and closed on 1/XX/2016.
XXX	XXX	035A7FBE-C38B-464D-9531-BFE259164E69	N/A	N/A	Previously	13	12/XX/2009

The borrower filed for Chapter 13 Bankruptcy Case # XXX on 12/XX/2009. A proof of claim was filed in the amount of $5,339.04 which was paid in full, the plan was confirmed on 5/XX/2010 and the case was discharged on 8/XX/2016.

XXX	XXX	41DA7A51-0FFF-46AD-A3B7-0C083ECAC5AB	N/A	N/A	Previously	7	1/XX/2016

The borrower filed for Chapter 7 bankruptcy on 01/XX/2016 as case #XX/XXX; the case was dismissed on 01/XX/2016 due to failure to complete the required filings. The borrower filed a Motion to Reinstate the Dismissed Case, the order was granted on 02/XX/2016 and the case was discharged on 04/XX/2016.

XXX	XXX	F17E6642-1CF0-4D73-A3DB-CA6B7409E9F6	N/A	N/A	Previously	7		The borrower previously filed for a chapter 7 bankruptcy (case number and filing date not provided) that was discharged on 08/XX/2011.
XXX	XXX	BE347721-DFB4-45E4-898E-7C844E12C69B	N/A	N/A	Previously	N/A

The borrower was advised on 10/10/2016 that due to the inactive bankruptcy filing, they may not be liable for the debt on the account; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.

XXX	XXX	7B6F9D90-C6C6-4857-A328-61ACCD1DBB38	N/A	N/A	Never	N/A		N/A
XXX	XXX	E0B66DE3-3404-4B6F-A22B-0BD8106691D9	N/A	N/A	Never	N/A		N/A
XXX	XXX	AA29F1F4-4E52-42B9-90B4-8DC680BF6A0C	N/A	N/A	Never	N/A		N/A
XXX	XXX	FB40EBAE-20C5-491A-857D-4FEF9CEC4AA1	N/A	N/A	Never	N/A		N/A
XXX	XXX	35E64E98-CA40-4EC5-9D46-A2F0FE35D46D	N/A	N/A	Never	N/A		N/A
XXX	XXX	77205CF5-0739-49B6-894F-811DA79530B0	N/A	N/A	Never	N/A		N/A
XXX	XXX	90206A40-4649-4329-BF5B-67E00DD49FC8	N/A	N/A	Never	N/A		N/A
XXX	XXX	ECC9C5BE-D03D-4CB3-A648-FC61742F1E35	N/A	N/A	Never	N/A		N/A
XXX	XXX	B9D2182D-D4AF-4429-A50E-DFFB0C4E913C	N/A	N/A	Never	N/A		N/A
XXX	XXX	91FE9026-9D3D-4F9D-861E-B04BEBE62EF1	N/A	N/A	Never	N/A		N/A
XXX	XXX	B86B91AE-9DC2-4DD3-980C-6F0B932A4130	N/A	N/A	Never	N/A		N/A
XXX	XXX	4532DDFD-5E3B-4EFF-8F45-23BD92A6F3F9	N/A	N/A	Never	N/A		N/A
XXX	XXX	8FBF08F1-DD23-48DA-B12B-B21FCD2077F1	N/A	N/A	Never	N/A		N/A
XXX	XXX	8A86D2DF-80CC-4AE4-B868-03F470F698D7	N/A	N/A	Never	N/A		N/A
XXX	XXX	22011D7B-D139-49F0-B91A-38095A445F9B	N/A	N/A	Never	N/A		N/A
XXX	XXX	52F72A1A-71CD-430F-BF70-0F386055CCF8	N/A	N/A	Never	N/A		N/A
XXX	XXX	CC3724B4-A7BC-41E9-8594-0FD1F6FEE759	N/A	N/A	Never	N/A		N/A
XXX	XXX	EB6B2B78-FEF9-403E-9EAF-34DCAC85C4C8	N/A	N/A	Never	N/A		N/A
XXX	XXX	2FB6C1E3-DD5B-4898-AAC8-43EEBAF6A6AF	N/A	N/A	Never	N/A		N/A
XXX	XXX	12BE75CD-6325-42DA-A948-55683DC5596B	N/A	N/A	Never	N/A		N/A
XXX	XXX	50318EB7-F2B1-4B4E-9970-1698716A4406	N/A	N/A	Never	N/A		N/A
XXX	XXX	199FBC0A-2AB2-4E3E-946D-C499D94E7CBE	N/A	N/A	Never	N/A		N/A
XXX	XXX	6BC9A285-83C8-4371-ABEC-4D6FF7605E39	N/A	N/A	Never	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided
XXX	XXX	8D46BB44-0116-4A14-A867-6E4EE7923691	N/A	N/A	Never	N/A		N/A
XXX	XXX	4D235274-7628-4081-9284-EA504FAFA08B	N/A	N/A	Never	N/A		N/A
XXX	XXX	170F5200-00A4-4BA7-8858-1B5D5E2FA444	N/A	N/A	Never	N/A		N/A
XXX	XXX	ACF7D158-C26C-4B58-B9D9-7F74CEFD93EE	N/A	N/A	Never	N/A		N/A
XXX	XXX	F12ED6AD-4F02-45DA-B970-CE76A186BF6C	N/A	N/A	Never	N/A		N/A
XXX	XXX	3792520E-11CB-4CC0-94F5-07B361C93793	N/A	N/A	Never	N/A		N/A
XXX	XXX	B78BB6CC-95C7-4BF1-A7F4-0765C428E255	N/A	N/A	Never	N/A		N/A
XXX	XXX	01569E91-5E8E-44DC-B654-DCF1977E4FCD	N/A	N/A	Never	N/A		N/A
XXX	XXX	2C5F0D06-7076-420A-B7BE-546215F439A0	N/A	N/A	Never	N/A		N/A
XXX	XXX	A6F4FA40-4A40-43D6-9874-6270097B284D	N/A	N/A	Never	N/A		N/A
XXX	XXX	058A99BA-C1C5-463F-A341-DACBBE3FF4D6	N/A	N/A	Never	N/A		N/A
XXX	XXX	ABDAB1E6-424B-4C52-A0BA-6A6F60558522	N/A	N/A	Never	N/A		N/A
XXX	XXX	5E7645EA-D36E-49B2-8A6B-4C58F4AAA355	N/A	N/A	Never	N/A		N/A
XXX	XXX	D7F05A21-C870-4E3D-BB5C-09D37DE47299	N/A	N/A	Never	N/A		N/A
XXX	XXX	9258D774-AD07-4E84-881F-C2B0836DB2F3	N/A	N/A	Never	N/A		N/A
XXX	XXX	893DB155-65B7-4897-94DB-1DCB8B5987CE	N/A	N/A	Never	N/A		N/A
XXX	XXX	5584A7D5-175A-4B90-BBDA-F13ECBC33B1F	N/A	N/A	Never	N/A		N/A
XXX	XXX	4902940E-EFC3-4361-8A0E-FA24FD2650B4	N/A	N/A	Never	N/A		N/A
XXX	XXX	A984D25A-0A63-44B7-A37D-EEB49CF4926E	N/A	N/A	Never	N/A		N/A
XXX	XXX	50FE4084-6092-4C6A-93F4-3ABE2A3B26AA	N/A	N/A	Never	N/A		N/A
XXX	XXX	28F8403C-4C0A-4CF3-802A-2EF1DC50AD14	N/A	N/A	Never	N/A		N/A
XXX	XXX	213B67E3-1C02-417A-8BE7-891A6DF3315E	N/A	N/A	Never	N/A		N/A
XXX	XXX	A8E60979-5B19-4679-8D26-B1CA356C52B5	N/A	N/A	Never	N/A		N/A
XXX	XXX	7C71AB9C-62BC-41A6-915A-739C05DEA36B	N/A	N/A	Never	N/A		N/A
XXX	XXX	929450E1-B2E1-428C-9DC0-390B2F903749	N/A	N/A	Never	N/A		N/A
XXX	XXX	7C5E831B-B782-4B10-B09C-C04192A83D6F	N/A	N/A	Never	N/A		N/A
XXX	XXX	AA20996E-EB66-4DB0-95A2-A8CF359CC5B0	N/A	N/A	Never	N/A		N/A
XXX	XXX	8DDF8933-E5EF-4ED7-B86C-67FDAF50B518	N/A	N/A	Never	N/A		N/A
XXX	XXX	85EE1516-2E70-4E38-92B6-20F1AFAC868F	N/A	N/A	Never	N/A		N/A
XXX	XXX	E0D8B5D6-BD25-4F62-A11E-11F394738609	N/A	N/A	Never	N/A		N/A
XXX	XXX	8E458261-ADB0-4ED9-95E5-7C0A69D55A51	N/A	N/A	Never	N/A		N/A
XXX	XXX	16564254-8E6C-48FA-9034-44A833777334	N/A	N/A	Never	N/A		N/A
XXX	XXX	7923C13B-0974-4290-85D0-B7FE8E110B02	N/A	N/A	Never	N/A		N/A
XXX	XXX	E0571D2F-9B71-48A3-BA19-D767ACFFCD86	N/A	N/A	Never	N/A		N/A
XXX	XXX	E04C1D93-CB3C-443C-A0B6-FCD4DAA99CAE	N/A	N/A	Never	N/A		N/A
XXX	XXX	406DA13C-373D-4469-AC6B-5E4231888FE3	N/A	N/A	Never	N/A		N/A
XXX	XXX	E7D5DDB0-29B6-41D7-8B51-62540292BB87	N/A	N/A	Never	N/A		N/A
XXX	XXX	20B6F022-0C02-474C-BBE4-9D02F77C27CA	N/A	N/A	Never	N/A		N/A
XXX	XXX	48524A8C-1E7A-4F1A-8B42-AC0B73E77DB1	N/A	N/A	Never	N/A		N/A
XXX	XXX	6219E586-BBA0-4880-A57B-C4C5E3328BE4	N/A		Never	N/A		N/A
XXX	XXX	A88BA72F-77EE-418C-A64B-C88FC749A2B2	N/A	N/A	Never	N/A		N/A
XXX	XXX	ECD8792A-51F8-4611-A1F4-4F91C6DC3522	N/A	N/A	Never	N/A		N/A
XXX	XXX	C0927AA1-6E47-4699-B69F-90318889F4A0	N/A	N/A	Never	N/A		N/A
XXX	XXX	6996C85C-C8B8-40A5-B86C-9FEA354BD782	N/A	N/A	Never	N/A		N/A
XXX	XXX	A65FF463-8D51-4485-9CEC-8DEEB0750C61	N/A	N/A	Never	N/A		N/A
XXX	XXX	11CA071B-AA33-44E5-9D98-5D12827E0783	N/A	N/A	Never	N/A		N/A
XXX	XXX	62FE027D-301F-4EDA-864F-AC35200A6168	N/A	N/A	Never	N/A		N/A
XXX	XXX	93937F6F-7B21-4AAC-BF1A-D4DF4F40A526	N/A	N/A	Never	N/A		N/A
XXX	XXX	B126A349-8ED7-49D8-BB80-E9EA024EC7B2	N/A	N/A	Never	N/A		N/A
XXX	XXX	EB5B4DE3-7125-416D-B4AA-20A5AF99ABA6	N/A	N/A	Never	N/A		N/A
XXX	XXX	02B335C6-8666-4E74-BAEB-3E22A7AEE200	N/A	N/A	Never	N/A		N/A
XXX	XXX	78DA103B-EA32-41A5-B049-6B90DFB0FC1A	N/A	N/A	Never	N/A		N/A
XXX	XXX	4D8600B0-0AFE-483D-A95D-393950432D53	N/A	N/A	Never	N/A		N/A
XXX	XXX	5B810E68-0986-41D4-9058-2CAA9DE67069	N/A	N/A	Never	N/A		N/A
XXX	XXX	993AAE8B-A414-4779-85C8-C0923186372D	N/A	N/A	Never	N/A		N/A
XXX	XXX	A17FC175-E8EA-4504-804D-B25B5B4C801B	N/A	N/A	Never	N/A		N/A
XXX	XXX	1007AE4D-3DD4-434D-82D6-34D96FD8AA99	N/A	N/A	Never	N/A		N/A
XXX	XXX	EE8C8746-7DD5-47BF-9497-E1028FDBAA47	N/A	N/A	Never	N/A		N/A
XXX	XXX	9BBBA2AF-409B-4C6C-99D5-03C90A1B9FDF	N/A	N/A	Never	N/A		N/A
XXX	XXX	63A6549E-EF25-4B99-B8EB-2D3DB412DCBC	N/A	N/A	Never	N/A		N/A
XXX	XXX	5B6C8362-B187-4053-9DC1-75D685AE9956	N/A	N/A	Never	N/A		N/A
XXX	XXX	66377EE0-B926-482E-8E2D-473176F5494C	N/A	N/A	Never	N/A		N/A
XXX	XXX	88BEAD06-B645-4CD4-A1AF-91CF1BF7B990	N/A	N/A	Never	N/A		N/A
XXX	XXX	87024BE6-3B4F-4211-91F4-B5EC7041E554	N/A	N/A	Never	N/A		N/A
XXX	XXX	FC28575F-2FF2-4FC1-AE49-BEF6D6FF57C1	N/A	N/A	Never	N/A		N/A
XXX	XXX	3AC5C016-0BBC-4DB7-9EB8-C45349C699D7	N/A	N/A	Never	N/A		N/A
XXX	XXX	52940F7E-E938-4F13-B906-0AF7326C8F56	N/A	N/A	Never	N/A		N/A
XXX	XXX	DE4E2322-C84D-40F5-AD3F-2F8AD4043568	N/A	N/A	Never	N/A		N/A
XXX	XXX	F554BEB4-DBEF-4DCB-A5C3-4CDF665FF1E5	N/A	N/A	Never	N/A		N/A
XXX	XXX	0AD6FEC8-CAA9-4D95-9ADE-272492A1AF58	N/A	N/A	Never	N/A		N/A
XXX	XXX	75ABC15A-229D-43B9-94E9-48EE2BABF8AF	N/A	N/A	Never	N/A		N/A
XXX	XXX	BC3EAE03-6146-4DDB-AD1E-221CB234C1D1	N/A	N/A	Never	N/A		N/A
XXX	XXX	E8965018-8DA7-445D-BE2F-265FE9ACC740	N/A	N/A	Never	N/A		N/A
XXX	XXX	24E88CBC-8867-45E2-BC98-8B66E9870CC8	N/A	N/A	Never	N/A		N/A
XXX	XXX	4CE41FF5-C40E-40C4-B5BF-1328F9986131	N/A	N/A	Never	N/A		N/A
XXX	XXX	5A4CD183-40CE-427C-89BD-87EDE0990145	N/A	N/A	Never	N/A		N/A
XXX	XXX	A80DA575-7FD3-410F-95A4-1E5B1EB9BE47	N/A	N/A	Never	N/A		N/A
XXX	XXX	386BB008-239C-4E46-9C6D-AE2633369270	N/A	N/A	Never	N/A		N/A
XXX	XXX	2979CDCE-6C9F-4943-AE67-B739F2F1A804	N/A	N/A	Never	N/A		N/A
XXX	XXX	656C5D97-B3DC-460B-915B-2E2838C81A91	N/A	N/A	Never	N/A		N/A
XXX	XXX	50BFAB2B-37DB-4E90-9A9E-D37F12DD48F3	N/A	N/A	Never	N/A		N/A
XXX	XXX	D2DE8449-412B-48A6-97E9-525F792C48E5	N/A	N/A	Never	N/A		N/A
XXX	XXX	F1CBABDF-83F7-4C6A-BDB7-CE638FBDA273	N/A	N/A	Never	N/A		N/A
XXX	XXX	33B002BA-B069-4CC0-A894-D7AF756CA385	N/A	N/A	Never	N/A		N/A
XXX	XXX	BB845F19-2060-4108-813F-4041E42E4924	N/A	N/A	Never	N/A		N/A
XXX	XXX	AC34817A-A202-4A2E-9ED4-29C37A98B12B	N/A	N/A	Never	N/A		N/A
XXX	XXX	FD982BE8-87B0-421E-AAD8-8093596E87A9	N/A	N/A	Never	N/A		N/A
XXX	XXX	BA0BF64D-3E00-4B38-8004-CB421FA15781	N/A	N/A	Never	N/A		N/A
XXX	XXX	615C96C0-71FD-4ED5-A075-E3E494D0F96B	N/A	N/A	Never	N/A		N/A
XXX	XXX	6A80B959-6081-4285-A368-7FFF71E305A6	N/A	N/A	Never	N/A		N/A
XXX	XXX	8CC09C58-E909-4E6B-AFB9-4C0E7ED344C1	N/A	N/A	Never	N/A		N/A
XXX	XXX	75E91B95-8CCC-444A-AE77-F917CF2113E4	N/A	N/A	Never	N/A		N/A
XXX	XXX	64138F09-D05F-4351-B123-14293DE29F80	N/A	N/A	Never	N/A		N/A
XXX	XXX	F47D50E7-0E58-42DB-A217-6D06A9BCF922	N/A	N/A	Never	N/A		N/A
XXX	XXX	182F0A73-A241-4A9B-A222-AEF8CC22D799	N/A	N/A	Never	N/A		N/A
XXX	XXX	B5D234BB-3316-4BB1-8182-0004F33DFC18	N/A	N/A	Never	N/A		N/A
XXX	XXX	5A999593-94EC-4475-A5C8-55A1B7C95AC9	N/A	N/A	Never	N/A		N/A
XXX	XXX	F1C3DAEE-1171-4E4F-99D3-98EC504C8A36	N/A	N/A	Never	N/A		N/A
XXX	XXX	1930A09B-60BB-4B96-B7F9-8E5B3EF4EE55	N/A	N/A	Never	N/A		N/A
XXX	XXX	60198168-DA1F-4FC8-A2FF-E69279F7348A	N/A	N/A	Never	N/A		N/A
XXX	XXX	D4D42506-80A5-4B17-8CD2-C3766E46A98D	N/A	N/A	Never	N/A		N/A
XXX	XXX	EB45DFD6-7BAF-4002-9D8E-871E5D440D68	N/A	N/A	Never	N/A		N/A
XXX	XXX	98355C39-3C97-434A-8DA4-28DE9B42F2B0	N/A	N/A	Never	N/A		N/A
XXX	XXX	EFE6CE1A-0085-4358-8A24-4A8ABD62139E	N/A	N/A	Never	N/A		N/A
XXX	XXX	662B6C4E-0710-4704-B962-B6E90F0CBC56	N/A	N/A	Never	N/A		N/A
XXX	XXX	D159C564-7E04-4C7A-8D3E-363662FB08EA	N/A	N/A	Never	N/A		N/A
XXX	XXX	83AD40E4-EC89-431B-BED5-F6950535B5EC	N/A	N/A	Never	N/A		N/A
XXX	XXX	85DDE154-EC1C-4909-8072-36F284440217	N/A	N/A	Never	N/A		N/A
XXX	XXX	4BFD294E-2EC7-4BE5-925B-DE96C4C2BB50	N/A	N/A	Never	N/A		N/A
XXX	XXX	8FDA9270-BBAA-45C5-991C-7288048CE60C	N/A	N/A	Never	N/A		N/A
XXX	XXX	36DEB65E-F9BA-410A-8B18-A113DA34028B	N/A	N/A	Never	N/A		N/A
XXX	XXX	42F9390E-C370-4673-ABF8-9C62B0469C4A	N/A	N/A	Never	N/A		N/A
XXX	XXX	F54C3312-E7C4-41B1-8AFF-296C08FFA0E2	N/A	N/A	Never	N/A		N/A
XXX	XXX	E79EBB40-DCCC-42F3-9A9D-5D2CB03EB6B5	N/A	N/A	Never	N/A		N/A
XXX	XXX	4E2A0374-B6AE-45EE-8232-66FF11A69BD3	N/A	N/A	Never	N/A		N/A
XXX	XXX	E4B7C237-7D84-4369-946F-C6F34655CEE0	N/A	N/A	Never	N/A		N/A
XXX	XXX	848623F0-FC7A-4E27-AB94-B9189E61F52F	N/A	N/A	Never	N/A		N/A
XXX	XXX	34DBCACC-6399-489B-95F1-FB4A69ED2543	N/A	N/A	Never	N/A		N/A
XXX	XXX	15C50D0D-7FF3-4CE2-A493-5666949E76F3	N/A	N/A	Never	N/A		N/A
XXX	XXX	65DCAD97-05B8-4108-A290-90951B5AE437	N/A	N/A	Never	N/A		N/A
XXX	XXX	A5705657-10E4-4879-B306-A05ADDAF2D4C	N/A	N/A	Never	N/A		N/A
XXX	XXX	B73FD2A1-F6E9-4B80-8566-72F0E69F7E92	N/A	N/A	Never	N/A		N/A
XXX	XXX	2F360343-EACF-4B39-9CC8-62428A2AA5DB	N/A	N/A	Never	N/A		N/A
XXX	XXX	171DDE15-4D53-4FF0-8748-D9CFA4F22C8B	N/A	N/A	Never	N/A		N/A
XXX	XXX	0B4BD849-98F5-4CB5-B860-B2BD23B5314E	N/A	N/A	Never	N/A		N/A
XXX	XXX	D3A0F106-69DD-408B-803B-CBF8158DD87C	N/A	N/A	Never	N/A		N/A
XXX	XXX	020C001F-2A4E-4090-A9BD-04EFA2638FCA	N/A	N/A	Never	N/A		N/A
XXX	XXX	2F240B3B-EEEE-4D79-B035-5514E7E2625C	N/A	N/A	Never	N/A		N/A
XXX	XXX	2438B4EA-1E00-41EA-91E0-DC3520B456DA	N/A	N/A	Never	N/A		N/A
XXX	XXX	9E38AFE8-3A50-4A40-9BD8-B2FABA0D3803	N/A	N/A	Never	N/A		N/A
XXX	XXX	9DA06289-46AB-4C00-B49B-1D538908DEC0	N/A	N/A	Never	N/A		N/A
XXX	XXX	FBF351E3-AD8B-413E-A476-2A9C6FA082BD	N/A	N/A	Never	N/A		N/A
XXX	XXX	96D63942-0BFF-4BBC-8F39-8E09CD05BC98	N/A	N/A	Never	N/A		N/A
XXX	XXX	6A5F4912-B150-475F-B390-D3F20DF2A9F8	N/A	N/A	Never	N/A		N/A
XXX	XXX	2A8BB7BD-5BD9-4948-A600-12BB6F9F96A9	N/A	N/A	Never	N/A		N/A
XXX	XXX	4E083080-D09D-434B-AF24-95A5D29DC8D7	N/A	N/A	Never	N/A		N/A
XXX	XXX	45FF541E-ADEB-43EF-9FC9-B96945EF30D4	N/A	N/A	Never	N/A		N/A
XXX	XXX	1C05781F-BB85-416E-938D-801639353FEC	N/A	N/A	Never	N/A		N/A
XXX	XXX	CB476C5F-D8AA-479B-A779-937991D21AA2	N/A	N/A	Never	N/A		N/A
XXX	XXX	8A3060E8-E244-4C90-8E44-2B451FAC6C38	N/A	N/A	Never	N/A		N/A
XXX	XXX	CF8116AC-FB0D-47A1-A356-C819DA9DB142	N/A	N/A	Never	N/A		N/A
XXX	XXX	0DC73862-AC39-495D-8BAC-D9F1660AA5B5	N/A	N/A	Never	N/A		N/A
XXX	XXX	867E1A17-2CD9-4995-9FA7-3EABF24F4916	N/A	N/A	Never	N/A		N/A
XXX	XXX	F5039974-0FFA-4650-9920-EA7D63455A59	N/A	N/A	Never	N/A		N/A
XXX	XXX	3896A6CA-ADDC-4F77-861A-BAD1161B27EE	N/A	N/A	Never	N/A		N/A
XXX	XXX	ABC97308-FC4D-4AF1-8B6D-A2C1E2DDEA47	N/A	N/A	Never	N/A		N/A
XXX	XXX	336C4995-3AF2-4ED2-875E-96B5CD94E4F7	N/A	N/A	Never	N/A		N/A
XXX	XXX	22AC3DB5-FB29-46BF-B2D1-9DC76F50AFC2	N/A	N/A	Never	N/A		N/A
XXX	XXX	0C7D2474-65DE-47C7-BD16-F95F0759C5A2	N/A	N/A	Never	N/A		N/A
XXX	XXX	D4782B89-4358-4C65-AD5B-5738EC21670D	N/A	N/A	Never	N/A		N/A
XXX	XXX	BE4E9A64-A05C-4BAB-AB13-2D4116FA1892	N/A	N/A	Never	N/A		N/A
XXX	XXX	32D968EA-681D-4DD0-A7CC-3602B26A420A	N/A	N/A	Never	N/A		N/A
XXX	XXX	ABAB7E75-9DCE-41FE-89EE-3263A19D385C	N/A	N/A	Never	N/A		N/A
XXX	XXX	6F85C46B-901E-482C-A03D-D10A06105767	N/A	N/A	Never	N/A		N/A
XXX	XXX	C4AD7393-4A14-4B6B-A425-76C43452B403	N/A	N/A	Never	N/A		N/A
XXX	XXX	B77B158C-DD40-49E7-A214-5BD72BDDB9E2	N/A	N/A	Never	N/A		N/A
XXX	XXX	B3E94BE8-2A19-418D-87B6-7A8C4FEB153A	N/A	N/A	Never	N/A		N/A
XXX	XXX	38538AE3-FFA5-43C5-AEE8-FBAEFA7B2242	N/A	N/A	Never	N/A		N/A
XXX	XXX	95810789-1442-4845-91D6-8CB42DFA7D40	N/A	N/A	Never	N/A		N/A
XXX	XXX	21C29EAB-3232-49FD-873C-3EC3E5580D74	N/A	N/A	Never	N/A		N/A
XXX	XXX	45BE4CB3-C939-4139-919E-2050E1E9B3BF	N/A	N/A	Never	N/A		N/A
XXX	XXX	167CD143-FE3C-4DCE-8BE1-38ECF72F535F	N/A	N/A	Never	N/A		N/A
XXX	XXX	F0539841-DB7C-4D70-988B-57C9A3429F1B	N/A	N/A	Never	N/A		N/A
XXX	XXX	E4723465-6418-4558-99E2-C0F8AE9C9DAB	N/A	N/A	Never	N/A		N/A
XXX	XXX	25D21B9E-06F4-4869-AB98-7ADEA977A46E	N/A	N/A	Never	N/A		N/A
XXX	XXX	3B289863-D68B-42C2-8612-EA273C2DC84F	N/A	N/A	Never	N/A		N/A
XXX	XXX	F88E7D19-BC19-46ED-8F23-74AD7CBBA011	N/A	N/A	Never	N/A		N/A
XXX	XXX	43E7471B-6D2A-4758-B68E-B6D0A2C0C73F	N/A	N/A	Never	N/A		N/A
XXX	XXX	1CF656D1-BD2B-4B31-832F-CC7DA6D4F08C	N/A	N/A	Never	N/A		N/A
XXX	XXX	8B418550-36E8-43EB-87C5-C065B5341D0B	N/A	N/A	Never	N/A		N/A
XXX	XXX	432D34EA-5DA0-406E-8175-EDE5998E5D0C	N/A	N/A	Never	N/A		N/A
XXX	XXX	F8162E99-46EF-45EF-83EB-0549B71D99C9	N/A	N/A	Never	N/A		N/A
XXX	XXX	A8F1E03B-F3B5-4065-9D5D-826AB172EC0F	N/A	N/A	Never	N/A		N/A
XXX	XXX	94D2FA2D-5239-40E2-A5AD-582AFE58F025	N/A	N/A	Never	N/A		N/A
XXX	XXX	DEE300D1-ED1F-4080-A1B2-3FA2BB99A770	N/A	N/A	Never	N/A		N/A
XXX	XXX	9A8F731E-D4AC-4F79-9849-AE8A8C065FF1	N/A	N/A	Never	N/A		N/A
XXX	XXX	846C274E-DC84-43A4-82AC-4AA55DFE2B8B	N/A	N/A	Never	N/A		N/A
XXX	XXX	19522CF3-E112-456A-89EB-5236A10C1A32	N/A	N/A	Never	N/A		N/A
XXX	XXX	998251D8-DDE0-434F-AFBF-1C468FA09C14	N/A	N/A	Never	N/A		N/A
XXX	XXX	0C7C52CF-8306-4A43-B27D-49B16648673F	N/A	N/A	Never	N/A		N/A
XXX	XXX	C14956C7-D8D2-4A63-9EF8-921A14507015	Close and Bill

This loan was in foreclosure prior to the servicing review period. Commentary dated 11/10/2015 indicates the file is on loss mitigation hold with a foreclosure sale date of 11/XX/2015. The foreclosure sale date was postponed for 60 days on 11/XX/2015; close and bill request was sent on 3/XX/2016 and foreclosure was closed on 3/XX/2016.

					Previously	N/A		Commentary throughout the review period indicates "inactive bankruptcy", however there are no further details provided.

Loan Number	FK ID	Redacted Loan Number	Loss Mit?	Loss Mitigation Type	Loss Mitigation Status	Loan Modification/Forbearance Date	Loss Mitigation Comment	Damage Flag	Damage Comment
XXX	XXX	7D990151-3FA5-447B-861B-5EC4E9ACBE6F	Previously	Loan Modification	Completed	5/XX/2016

Per comments on 11/2/2015, loan was being monitored for third trial payment. The borrowers completed all three trial payments which were made on 9/2/2015, 10/2/2015 and 11/3/2015 in the amount of $2554.11 each. The final modification documents were drafted and sent to the borrowers on 12/28/2015. The executed modification documents were received from the borrowers on 1/5/2016. The modification was completed on 1/XX/2016 with the first payment due on 2/XX/2016.

								No	N/A
XXX	XXX	AB2F8B22-53F7-4D25-83D8-8C1FA33F8DC8	Previously	Loan Modification	Completed	8/XX/2013

The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 01/XX/2016 with the first payment due on 02/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,002.96 from October 2015 through December 2015; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	93D9BECB-0201-4390-A34F-AC1279EEF2B8	Previously	Loan Modification	Completed	5/XX/2016

Comments on 12/07/2015 indicate that the loan was approved for a HAMP modification on 10/XX/2015. The loan was set -up on a three month trial modification plan for payments of $2068.05 from 12/1/2015 through 2/1/2016.  On 03/05/2016, the borrower was advised to continue to make trial payments while waiting for final modification agreement.  Final modification documents were sent to the borrower on 04/19/2016 and returned on 04/26/2016. The loan modification was booked and completed on 05/XX/2016 effective with a next due date of 05/XX/2016.

								No	N/A
XXX	XXX	2F045EBD-8FF5-4C5E-B4ED-A36906844F47	Previously	Loan Modification	Completed	4/XX/2016	A loan modification was booked and completed on 05/XX/2016 with a next due date of 06/XX/2016. No other details are noted.	No	N/A
XXX	XXX	86985C60-46EA-4A6B-A0DC-ED343D84C3BB	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	1D14BDFB-D451-497B-91C6-53DC128553B1	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	93133E64-0191-44C0-B7EA-C1092376C539	Previously	Loan Modification	Completed	9/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 04/XX/2016 with the first payment due on 06/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,455.09 from February 2016 through April 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	7E025925-99C8-43AC-870F-FEF859F06609	Never	N/A	N/A	7/XX/2016	N/A	No	N/A
XXX	XXX	4E5A9B4E-3638-4AB1-BBC0-15C092B225E2	Never	N/A	N/A	6/XX/2016	N/A	No	N/A
XXX	XXX	04252C6E-EED7-4AB8-BC68-DDC08F44BC6B	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	849860AA-A84C-49F8-9EFD-F551786F56FE	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	309882DC-9EE1-4DCC-8904-1E3C85E0F9C0	Never	N/A	N/A	4/XX/2016	N/A	No	N/A
XXX	XXX	385E8EF6-B0E6-479A-90B8-C80742846D52	Previously	Loan Modification	Completed	11/XX/2015

The account was previously approved for a modification with trial payments outside the review period; plan payments were from 12/01/2015 through 02/01/2016.  All trial plan payments were received and the Home Affordable Modification Plan was booked 03/XX/2016, completed as 03/XX/2016 with a first payment date of 04/XX/2016; however the terms upon completion were not disclosed.

								No	N/A
XXX	XXX	B9CDA53C-1BAE-402E-8219-C7BF3B54E1CE	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	10BFF941-EF4C-41F4-8956-BC50E2231D7A	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	3D266CD2-6094-47C5-BFA4-31BE18AD1481	Previously	Loan Modification	Completed	8/XX/2016

The account was successfully modified by a Home Affordable Modification and brought current on 02/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $444.28 from November 2015 through January 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

Yes

Commentary dated 12/31/2015 reflects the subject property sustained damage due to flooding of the downstairs. Commentary indicates the property adjustor visited the property and advised nothing could be done as the flooding is from rainwater due to unclean gutters. Commentary dated 02/02/2016 indicates the subject property is not located in a flood zone. No further information is disclosed in regards to the damage and/or repair status.

XXX	XXX	0AC9872E-D06D-4A06-B69D-B3C1B9C63818	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	DA9EDDBC-FFDD-4DD2-9C16-5866D8B9B611	Never	N/A	N/A	4/XX/2016	N/A	No	N/A
XXX	XXX	FCCF005A-9C0A-42EF-BD8F-9E56DC754CD4	Previously	Loan Modification	Completed	5/XX/2016

The account was previously approved on 03/15/2016 for a modification with trial payments. The reason for default was cited as curtailment of income. All plan payments were received and the Home Affordable Modification Plan was booked and completed as of 08/XX/2016 however the terms upon completion were not disclosed.

								No	N/A
XXX	XXX	F3B251EF-2686-4216-BBF8-B32352EAA562	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	AE1E08A0-33D3-495B-AE9A-019FF9955520	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	05E91A8C-B78E-4B74-A0F7-0FF6D08B92E4	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	173D53A5-1D13-41E8-9DBE-FEC16D7E0363	Never	N/A	N/A	4/XX/2016	N/A	No	N/A
XXX	XXX	2F7ADFD1-80A1-4C61-A029-1D8E2F513306	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	D20685FE-6214-4AF9-83B8-BEAC60B2E1AD	Never	N/A	N/A	12/XX/2015	N/A	No	N/A
XXX	XXX	2B0CA053-8DF5-470A-A805-35F5546A4456	Previously	Loan Modification	Completed	10/XX/2016

The Pay History reflects a modification was completed prior to the review period on 10/XX/2015 effective with the 11/XX/2015 payment. Commentary dated 11/3/2015 indicates the lender executed modification was mailed to the customer. Comments dated 12/21/2015 indicate the borrower inquired about applying for a payment extension. The borrower was advised that extensions were not available while in active bankruptcy

								No	N/A
XXX	XXX	CF8E0A90-5B34-4F49-ADCB-471979AB208E	Previously	Forbearance	Completed	3/XX/2016

The borrower requested an extension due to fraudulent activity on their primary checking account which resulted in delinquency of the account.  A two month extension was declined on 07/12/2016 due to missing the signatures of both borrowers; the primary borrower advised the second borrower was deceased. The borrower submitted the death certificate for the second borrower. The two month extension was approved on 08/XX/2016, changing the due date from 07/01/2016 to being current and due for 09/01/2016. The account was previously modified by a Home Affordable Modification (HAMP) prior to the review period; the borrower agreed to discontinue the HAMP incentive to receive the extension agreement.

								No	N/A
XXX	XXX	642421EB-33EB-478F-B01C-76864890A0AF	Previously	Loan Modification	Completed	8/XX/2016	A modification was completed on this account prior to the servicing review period. Per notes dated 5/3/2016, an annual deferred principal reduction was posted to the account.	No	N/A
XXX	XXX	B8954031-24CE-480E-8BF8-CCE43F3432A2	Previously	Loan Modification	Completed	3/XX/2016

The account was being reviewed for a modification prior to the servicing review period and was pending documents from the borrower. The account was approved for a trial modification on 5/9/2016 and successfully completed on 8/1/2016. The final modification agreement was sent to the borrower for execution on 8/30/2016 and the modification was completed on 9/XX/2016. The reason for default was income curtailment due to borrower retired.

								No	N/A
XXX	XXX	EF65AF47-21C3-4264-9BD2-DCB3D825F4A1	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	08BDED0C-A0A0-4FE1-B9C8-5B529319A2BD	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	43D1375A-3898-48FF-97B9-1F4A78A1B27B	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	D4533525-3DA2-4ED1-BADD-1F6788577B87	Previously	Loan Modification	Completed	2/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP); booked on 09/XX/2016 with an effective date of 10/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $320.78  from June 2016 through August 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	2B7E833F-1193-452C-B25A-52792F67F45B	Never	N/A	N/A	6/XX/2015	N/A	No	N/A
XXX	XXX	A884C51C-5E45-4391-BB55-D026403F0A84	Previously	Loan Modification	Completed	6/XX/2016	Per pay history HAMP incentives were applied in 12/2014 through 09/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	209A16CA-365D-4980-8B5E-4DFD51E3C469	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	F6E31CC6-64E7-4730-97AF-25AEC5A27910	Never	N/A	N/A	1/XX/2016	N/A	No	N/A
XXX	XXX	C17664F5-6A45-4324-9043-20379FD045CB	Never	N/A	N/A	6/XX/2016	N/A	No	N/A
XXX	XXX	2CAD5937-D49F-4159-8E4E-3E12195A7BE5	Previously	Loan Modification	Completed	2/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP); booked on 08/XX/2016 with an effective date of 08/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $747.13 from March 2016 through May 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	5A832B76-4CE8-47B5-A763-3170FFDB20F1	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	9D06BCBB-AAB4-4B85-99D4-3BBA25DD3B52	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	23584127-0619-48C4-AEBD-DCF5215344FA	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	9A86FD9F-F6F5-436F-ADBB-EA62D339FACD	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	17454405-6DD6-49AB-8583-8904E9ABC6AC	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	134B75BD-1B68-41C1-B741-8E45B4C2D59A	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	AC1848B8-C62D-4A64-B35C-0298B59E68D6	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	88173E03-334A-462A-84C4-76E8AAA41CC1	Never	N/A	N/A	2/XX/2016	N/A	No	N/A
XXX	XXX	EFD7A3D8-3BBC-4598-B8D1-F7C197C977C1	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	DDF8E966-CF6C-4B5E-8EB6-C5568EE90BC3	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	6A91A74D-3DEA-4A30-9F53-23A52CF0EB85	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	1E57C91C-B5BF-465F-AAB1-40B8079C28AA	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	069951B9-ECCB-4701-B164-B98391CD3F65	Never	N/A	N/A	2/XX/2016	N/A	No	N/A
XXX	XXX	7898E9A0-E063-4665-A7F7-180C0DAFC2FE	Previously	Forbearance	Completed	3/XX/2016	The account was approved for a one-month extension; the extension was completed on 01/XX/2016 bringing the account current and due for 02/01/2016.	No	N/A
XXX	XXX	FE15EC36-A6A8-4182-A378-38A346E79417	Previously	Loan Modification	Completed	10/XX/2015

The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 05/XX/2016 with the first payment due on 06/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $2,996.69 from February 2016 through April 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	4998F548-69EB-4057-97E5-56848104AA7E	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	D9E5754E-E346-452E-8184-7B5C282C2778	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	CF68A50C-6925-4BC8-87E6-F9DEBCC28003	Previously	Loan Modification	Completed	3/XX/2016

The last contact from the borrower was 11/04/2016 to discuss the terms of a prior modification that completed outside the review period and the payment increase; no terms of the modification were notated.

								No	N/A
XXX	XXX	2A328D14-358A-45C9-912E-99081F20BDD1	Never	N/A	N/A	1/XX/2016	N/A	No	N/A
XXX	XXX	4E8E8E07-354A-4594-A3CA-E2985565E35D	Previously	Loan Modification	Completed		Per pay history HAMP incentives were applied in 12/2014 through 10/2015 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	6B0636EF-A36E-4FFC-A08B-AA01B8585E84	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	1AB2F59C-DF32-4A72-8340-E48EDBBB6E34	Previously	Forbearance	Completed	2/XX/2016

Commentary dated 11/5/2015 indicates this account was on a forbearance plan prior to the servicing review period. The forbearance was effective from 6/26/2015 through 7/30/2016. Per servicer comments dated 6/2/2016, the loan was reinstated and removed from the repayment plan. The account was also modified prior to the review period. Per comments dated 10/6/2016, a step rate modification notice was sent to the borrower on 10/6/2016.

								No	N/A
XXX	XXX	A3308C65-9DF5-431D-A115-5C3C054F5338	Previously	Forbearance	Completed	1/XX/2016

On 6/4/2016 the borrower requested an extension due to a temporary curtailment of income and the account was approved for a one-month extension on 6/XX/2016 for the 6/1/2016 payment.  The extension was booked on 06/XX/2016 with a next due date of 07/XX/2016

								No	N/A
XXX	XXX	44E30F67-E158-471E-B0C8-5AEFF41CAE09	Previously	Loan Modification	Completed	2/XX/2016

The account was approved for a three-month trial modification on 11/6/2015. The trial modification was successfully completed on 2/3/2016 and final modification agreement was sent to the borrower on 2/22/2016 and completed on 3/XX/2016.

								No	N/A
XXX	XXX	0F543680-36CB-4DAC-BD83-808F3897F313	Previously	Loan Modification	Completed	8/XX/2016

The account was being reviewed for a modification prior to the servicing review period and was pending documents from borrower. The file was submitted to underwriting on 12/2/2015 and additional documents were requested from the borrower.  A trial modification was approved on 2/19/2015 and successfully completed on 6/1/2016. The final modification agreement was sent to the borrower for execution on 6/22/2016 and the modification was completed on 7/XX/2016. The reason for default was curtailment of income.

								No	N/A
XXX	XXX	B709F78A-E029-44B4-9D9D-7B6FE69A56E1	Previously	Loan Modification	Completed	3/XX/2016

The account was approved for a trial modification prior to the servicing review period. Commentary dated 11/2/2015 indicates the trial modification package was sent to the borrower. The trial modification was successfully completed on 2/1/2016 and final modification agreement was sent to the borrower on 2/20/2016 and completed on 3/XX/2016.

								No	N/A
XXX	XXX	F3EB20A1-F0A8-45ED-87EC-BC7DC3829E66	Never	N/A	N/A	2/XX/2016	N/A	No	N/A
XXX	XXX	337815FF-64FC-4656-9B00-F7F54441FD78	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	41567BE4-BC20-4BA7-A715-482B8CA61C97	Previously	Forbearance	Completed	1/XX/2016

Commentary dated 12/3/2015 indicates that the borrower inquired about a payment extension due to unexpected expenses. A one-month extension was approved on 12/XX/2015 with a next due date 01/XX/2016 . The loan extension was completed on 1/XX/2016.

								No	N/A
XXX	XXX	53FD1CE2-A763-4A1B-B871-F774FE877D20	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	1EBEE45C-F16A-4A5A-823E-362F0BAF3321	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	7B1E0BC8-4859-44D3-AB65-25A80EF11223	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	39E5938C-F253-431E-AAB1-DD0F1D469D23	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	5D2F6BFE-DAB6-4BD9-B7F2-39F3973933A6	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	BFAB1701-3B4C-4A7B-BA93-9C57950D8765	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	8BA55BB2-3466-44C4-8188-4C83043129EF	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	201A55AB-975E-497E-AD53-A3641A72094A	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	D7DB0369-386C-485A-BF19-0D5F3A3A51A9	Previously	Repayment Plan	Completed	2/XX/2016

Notes dated 2/17/2016 state that the borrowers are filing for divorce and inquired about a repayment plan to get the account current. The borrower verbally accepted a 9-month repayment plan effective 2/17/2016 through 10/25/2016. The repayment plan was successfully completed and the account was brought current. The reason for default was marital differences. Additionally, the pay history reflects a modification was completed prior to the review period on 2/XX/2015 effective with the 4/XX/2015 payment. A non-GSE HAMP incentive letter was mailed to the borrower on 12/3/2015 with calculation of the incentive eligibility.

								No	N/A
XXX	XXX	035A7FBE-C38B-464D-9531-BFE259164E69	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	41DA7A51-0FFF-46AD-A3B7-0C083ECAC5AB	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	F17E6642-1CF0-4D73-A3DB-CA6B7409E9F6	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	BE347721-DFB4-45E4-898E-7C844E12C69B	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	7B6F9D90-C6C6-4857-A328-61ACCD1DBB38	Previously	Loan Modification	Completed	4/XX/2016	The account was modified prior to the review period.	No	N/A
XXX	XXX	E0B66DE3-3404-4B6F-A22B-0BD8106691D9	Previously	Loan Modification	Completed	2/XX/2016	The account was modified prior to the review period.	No	N/A
XXX	XXX	AA29F1F4-4E52-42B9-90B4-8DC680BF6A0C	Previously	Loan Modification	Completed	1/XX/2016	Per pay history HAMP incentives were applied in 12/2014 through 3/2015 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	FB40EBAE-20C5-491A-857D-4FEF9CEC4AA1	Previously	Loan Modification	Completed	5/XX/2016	A loan modification was booked and completed on 02/XX/2016 with a next due date of 03/XX/2016. No other details are noted.	No	N/A
XXX	XXX	35E64E98-CA40-4EC5-9D46-A2F0FE35D46D	Previously	Loan Modification	Completed	2/XX/2016	A loan modification was booked and completed on 04/XX/2016. No other details are noted.	No	N/A
XXX	XXX	77205CF5-0739-49B6-894F-811DA79530B0	Previously	Loan Modification	Completed	5/XX/2016	A loan modification was booked on 01/XX/2016.	No	N/A
XXX	XXX	90206A40-4649-4329-BF5B-67E00DD49FC8	Previously	Loan Modification	Completed	2/XX/2016	A loan modification was completed and booked on 08/XX/2016 with a next due date of 09/XX/2016. No other details are noted.	No	N/A
XXX	XXX	ECC9C5BE-D03D-4CB3-A648-FC61742F1E35	Previously	Loan Modification	Completed	5/XX/2016

A modification was completed on this account prior to the servicing review period. Home affordable modification packages were sent to the borrower throughout the review period with no response from the borrower.

								No	N/A
XXX	XXX	B9D2182D-D4AF-4429-A50E-DFFB0C4E913C	Previously	Loan Modification	Completed	5/XX/2016	A Step Rate Modification Notice was sent 11/09/2015, and 11/06/2016 regarding a previously completed modification; however, the terms of the modification were not disclosed during the review period.	No	N/A
XXX	XXX	91FE9026-9D3D-4F9D-861E-B04BEBE62EF1	Previously	Loan Modification	Completed	3/XX/2016

According to the notes on 11/02/2015, the borrower was approved for a loan modification on 08/XX/2015 with trial payments in the amount of $706.28 from 09/01/2015 through 11/01/2015.  The final modification was completed and booked on 02/XX/2016 with the next payment due on 03/XX/2016 .

								No	N/A
XXX	XXX	B86B91AE-9DC2-4DD3-980C-6F0B932A4130	Previously	Loan Modification	Completed	6/XX/2016

According to the notes on 11/05/2015, the borrower was making trial payments in the amount of $1469.67 due 10/01/2015 through 12/01/2015.  The notes on 12/17/2015 indicate that the HAMP loan modification was approved on 08/XX/2015.  The HAMP modification was booked and completed per the notes on 01/XX/2016.

								No	N/A
XXX	XXX	4532DDFD-5E3B-4EFF-8F45-23BD92A6F3F9	Previously	Loan Modification	Completed	4/XX/2016	An exterior BPO was conducted on 03/23/2016 reflecting an as-is value of $53,000.00. Commentary dated 10/13/2016 indicates the subject property is located in a FEMA declared disaster area.	No	N/A
XXX	XXX	8FBF08F1-DD23-48DA-B12B-B21FCD2077F1	Previously	Loan Modification	Completed	3/XX/2016

As of the beginning of the review period the loan was under review for loan modification. Notes indicate the loan had matured and no payments were being accepted until a plan was approved. On 12/XX/2015 a trial modification plan was approved beginning 1/XX/2016 through 3/XX/2016 for 3 monthly payments of $560. The plan was set up and borrower was notified of approval on 12/XX/2015.  All trial payments were received and the borrower returned the final executed modification agreement on 3/XX/2016. The loan modification was booked on 3/XX/2016 effective with the 4/XX/2016 payment.

								No	N/A
XXX	XXX	8A86D2DF-80CC-4AE4-B868-03F470F698D7	Previously	Loan Modification	Completed	5/XX/2016

As of the beginning of the review period, the lender was monitoring the loan for the 3rd trial payment. Per comments on 11/5/2015, all three trial payments were completed. Borrower was to make three trial payments beginning with 9/1/2015 in the amount of $2504.26. The trial payments were made on 8/31/2015, 9/30/2015 and 10/30/2015. The modification documents were drafted on 11/XX/2015 and sent to the borrower for execution on 12/XX/2015. The borrower returned the executed documents on 1/XX/2016. The modification was completed on 1/XX/2016 with a first payment due of 2/XX/2016.

								No	N/A
XXX	XXX	22011D7B-D139-49F0-B91A-38095A445F9B	Previously	Forbearance	Completed	6/XX/2016

Commentary dated 01/07/2016 referenced the account was approved and booked for an extension which brought the loan current; no further details regarding the extension were provided.  It was indicated on 11/20/2015 that the account was previously modified outside the review period, 12/XX/2012.

								No	N/A
XXX	XXX	52F72A1A-71CD-430F-BF70-0F386055CCF8	Previously	Loan Modification	Completed	2/XX/2015	Commentary dated 08/23/2016 indicates a loan modification was completed in 2012; no further information is disclosed in regards to the modification.	No	N/A
XXX	XXX	CC3724B4-A7BC-41E9-8594-0FD1F6FEE759	Previously	Loan Modification	Completed	1/XX/2016

Commentary dated 10/6/206 reflects a notice was sent to the borrower regarding the step rate adjustment on the modification, however, no further modification details are evident during the review period.

								No	N/A
XXX	XXX	EB6B2B78-FEF9-403E-9EAF-34DCAC85C4C8	Previously	Repayment Plan	Completed	12/XX/2015

Commentary dated 11/5/2015 indicates the account was on a forbearance repay plan prior to the servicing review period. The forbearance repay plan was completed on 6/15/2016 when the account was brought current. Comments dated 11/19/2015 state the reason for default was marital differences. The account was also modified prior to the servicing review period. Servicer comments dated 6/7/2016 indicate a step rate modification notice was mailed to the borrower.

								No	N/A
XXX	XXX	2FB6C1E3-DD5B-4898-AAC8-43EEBAF6A6AF	Previously	Loan Modification	Completed	4/XX/2016	Commentary dated 12/21/2015 indicates this account was modified prior to the servicing review period. The step rate modification notices were sent to the borrower on 12/21/2015 and 11/3/2016.	No	N/A
XXX	XXX	12BE75CD-6325-42DA-A948-55683DC5596B	Previously	Forbearance	Completed	1/XX/2016

Commentary dated 12/9/2015 indicates the borrower asked for a two-month payment extension and was subsequently approved for a one-month extension. The loan extension was completed on 1/XX/2016. The reason for default was unexpected medical expenses. Notes dated 3/5/2016 indicate the borrower was requesting another payment extension on the account due to child needing braces. The borrower was advised that they already had six extensions and offered other assistance but the borrower declined. Another extension was requested by the borrower on 8/22/2016 due to unexpected expenses. The borrower was advised that there has to be 12 months in-between extensions. A home affordable modification package was sent to the borrower on 8/30/2016.

								No	N/A
XXX	XXX	50318EB7-F2B1-4B4E-9970-1698716A4406	Previously	Forbearance	Completed	8/XX/2016

Commentary dated 6/27/2016 indicates the borrower inquired about deferring the 6/1/2016 payment due to a family medical emergency. A one month extension was approved on 7/XX/2016 with a next due date of 08/XX/2016.

								No	N/A
XXX	XXX	199FBC0A-2AB2-4E3E-946D-C499D94E7CBE	Previously	Repayment Plan	Completed	8/XX/2016

Commentary reflects that the loan was approved for a repayment plan prior to the review period.  Comments on 05/31/2016 indicate that the repayment plan was set up for  09/23/2015 in the amount of $655.55 per month, 10/23/2015 through 07/23/2016 in the amount of $728.91 per month and final payment due on 08/23/2016 in the amount of $728.90.  Comments on 09/01/2016 indicate that the repayment plan was completed.  Per the pay history, HAMP incentives were applied in 03/2015 and 03/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.

								No	N/A
XXX	XXX	6BC9A285-83C8-4371-ABEC-4D6FF7605E39	Previously	Loan Modification	Completed	2/XX/2016

Comments on 02/04/2016 indicate default modification mailed to borrower on 02/04/2016 with a UPB $267, 649.47; HFA amount of $44.500; new next principal and interest $1502.76; new total payment of $1890.83 with a modification date of 02/XX/2016.  Comments on 02/08/2016 indicate that the loan was approved for Hardest Hits Funds (HHF) in the amount of $44,500 and a HHF Modification was approved.  Comments on 02/15/2016 indicate that the HHF modification is a modification reamortization agreement.  Comments on 04/05/2016 indicate that the modification was completed.

								No	N/A
XXX	XXX	8D46BB44-0116-4A14-A867-6E4EE7923691	Previously	Forbearance	Completed	2/XX/2016

Comments on 04/26/2016 indicate that the loan was approved for a one month extension. Borrower experienced a temporary problem that has been resolved. Comments on 07/26/2016 indicate that an extension agreement was signed and dated on 04/XX/2016 and approval was uploaded on 04/XX/2016.  No other details are noted.

								No	N/A
XXX	XXX	4D235274-7628-4081-9284-EA504FAFA08B	Previously	Loan Modification	Completed	3/XX/2016

Comments on 11/05/2014 indicate that the trial payments for 09/2014, 10/2014 and 11/2014 have all been received and posted and that the trial plan has been completed.   A loan modification was booked and completed on 11/XX/2014 with a next due date of 12/XX/2014.

								No	N/A
XXX	XXX	170F5200-00A4-4BA7-8858-1B5D5E2FA444	Previously	Loan Modification	Completed	5/XX/2016

On 01/XX/2016 the account was approved for a modification with trial payments.  All plan payments were received and the Home Affordable Modification was booked on 04/XX/2016 and completed as of 04/XX/2016; however the terms upon completion were not disclosed.

Yes

Commentary dated 05/11/2016 indicated that a homeowner’s insurance claim was filed for hail damages sustained to the subject property; date of loss was 04/29/2016.  As of 10/26/2016, there is no evidence of repairs being 100% completed or the claim being closed.  Additionally on 10/26/2016, the Letter of Request, Letter from Insurance Carrier, Adjuster’s Worksheets were uploaded and the active claim is pending inspection for completed repairs.

XXX	XXX	ACF7D158-C26C-4B58-B9D9-7F74CEFD93EE	Previously	Loan Modification	Completed	6/XX/2016

On 12/14/2015, the borrower inquired about getting a better rate on the loan and requested a modification due to the death of the co-borrower. The loan was reviewed for a modification and all requested documents were received on 2/24/2016. A trial modification was approved on 3/XX/2016 and successfully completed on 6/XX/2016. The executed final modification agreement was received on 7/XX/2016 and the modification was completed on 7/XX/2016.

								No	N/A
XXX	XXX	F12ED6AD-4F02-45DA-B970-CE76A186BF6C	Previously	Forbearance	Completed	10/XX/2015	On 12/XX/2015, the loan was approved for a two month extension for 12/XX/2015 and 01/XX/2016. The two month extension was booked on 12/XX/2015.	No	N/A
XXX	XXX	3792520E-11CB-4CC0-94F5-07B361C93793	Currently	Loan Modification	In Process	2/XX/2016

The loan is currently under review for a modification. As of 11/08/2016, underwriting is awaiting missing documents. Per commentary dated 12/7/2015 a prior modification was booked on 12/XX/2013. No further details on the prior modification were mentioned. Additionally, the loan was previously approved by the underwriter for a HAMP modification on 01/XX/2016.  The notes on 11/11/2016 indicate that the 3 trial payment amount would be in the amount of $422.13 starting on 02/01/2016 through 04/01/2016.  All of the payments were received per the notes on 04/01/2016.  Per the notes on 06/09/2016, the borrower declined the loan modification on 05/06/2016.

								No	N/A
XXX	XXX	B78BB6CC-95C7-4BF1-A7F4-0765C428E255	Previously	Loan Modification	Completed	5/XX/2016

Per commentary on 11/19/2015, the borrower completed all trial payments from 8/1/2015 to 10/1/2015 in the amount of $1042.00 each. The lender was unable to draft final documents due to a title issue which was resolved on 4/4/2016 when the final modification documents were drafted. Final documents were sent to the borrower for execution on 4/5/2016 and were received back on 4/11/2016. The modification was completed on 4/XX/2016 with a first payment due on 5/XX/2016.

								No	N/A
XXX	XXX	01569E91-5E8E-44DC-B654-DCF1977E4FCD	Previously	Loan Modification	Completed	9/XX/2016

Per comments on 11/10/2015, borrower was advised to continue making trial payments until the final modification documents were drafted. The modification documents were drafted on 1/18/2016 and were sent to the borrowers for execution on 1/20/2016. The executed documents were received from the borrowers on 1/XX/2016. The modification was completed on 2/XX/2016 with a first payment due on 3/XX/2016.

								No	N/A
XXX	XXX	2C5F0D06-7076-420A-B7BE-546215F439A0	Previously	Loan Modification	Completed	3/XX/2016

Per comments on 11/19/2015 the loan was approved for a three month trial modification plan prior to the review period for payments of $798.90 from 7/1/2015 through 9/1/2015. As of 11/3/2015 the borrower was advised that a title report was pending in order to send final modification documents and that borrower should continue to pay the $798.90 a month. On 12/14/2015 the title was received as grade B which required the borrower to complete a Statement of Information to upgrade title grade before proceeding with modification documents. The Statement of Information was received from the borrower on 12/22/2015. Final modification documents were sent to the borrower on 1/25/2016 and returned on 2/3/2016. The loan modification was booked and completed on 02/XX/2016 effective with a next due date of 03/XX/2016.

								No	N/A
XXX	XXX	A6F4FA40-4A40-43D6-9874-6270097B284D	Previously	Loan Modification	Completed	8/XX/2016

Per comments on 11/3/2015, a loan modification package was submitted for review and underwriting was in the process of collecting missing documents from the borrower. The missing documents were received on 3/21/2016. The loan was approved a trial HAMP modification on 3/25/2016. Borrowers are to make three trial payments beginning with 5/1/2016 in the amount of $744.03. The borrowers completed all three trial payments on 5/9/2016, 6/7/2016, and 7/6/2016. The loan modification was completed on 8/XX/2016 with first payment due on 9/XX/2016 in the amount of $744.03.

								No	N/A
XXX	XXX	058A99BA-C1C5-463F-A341-DACBBE3FF4D6	Previously	Loan Modification	Completed	5/XX/2016

Per comments on 11/4/2015, the loan was with underwriting for a loan modification review. The borrowers were approved for HAMP trial plan on 12/3/2015. The three month trial plan was to begin on 1/1/2016 for monthly payments in the amount of $1,633.81. The borrowers completed the three trial payments which were made on 12/30/2015, 1/27/2016 and 2/29/2016. The modification documents were drafted on 3/9/2016 and were sent to the borrowers for execution on 3/10/2016. The final modification agreement was returned on 3/14/2016. The modification was completed on 3/XX/2016 with a first payment due of 4/XX/2016.

								No	N/A
XXX	XXX	ABDAB1E6-424B-4C52-A0BA-6A6F60558522	Previously	Loan Modification	Completed	4/XX/2016

Per comments on 11/9/2015, documents were received for a loan modification review. The underwriter indicated that additional documents were needed on 1/5/2016. The loan was approved for a trial HAMP modification on 1/28/2016. Borrowers were to make three trial payments beginning with 3/1/2016 in the amount of $306.42. The borrowers completed all three trial payments which were made on 3/2/2016, 4/4/2016 and 5/3/2016. The loan modification was completed on 5XX1/2016 with the first payment due on 7/XX/2016 in the amount of $313.03.

								No	N/A
XXX	XXX	5E7645EA-D36E-49B2-8A6B-4C58F4AAA355	Previously	Loan Modification	Completed	7/XX/2016

Per comments on 2/24/2016, the borrowers were advised to send in documents for the loan modification review. The documents were received on 3/2/2016 but were missing documents. The missing documents were sent in on 3/9/2016. The borrowers were approved for a HAMP three month trial plan beginning with 5/1/2016 in the amount of $1026.26 each.  The borrowers completed all three trial payments which were made on 5/4/2016, 6/6/2016 and 7/5/2016. The modification documents were drafted on 7/18/2016 and were sent to the borrowers for execution on 7/20/2016. The executed modification documents were received from the borrowers on 7/25/2016. The modification was completed on 7/XX/2016 with a first payment due on 9/XX/2016. The lender executed the modification and mailed to the borrowers on 8/XX/2016.

								No	N/A
XXX	XXX	D7F05A21-C870-4E3D-BB5C-09D37DE47299	Previously	Loan Modification	Completed	5/XX/2016	Per pay history HAMP incentives were applied in 11/2014 through 10/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	9258D774-AD07-4E84-881F-C2B0836DB2F3	Previously	Loan Modification	Completed	5/XX/2016	Per pay history HAMP incentives were applied in 11/2014 through 10/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	893DB155-65B7-4897-94DB-1DCB8B5987CE	Previously	Loan Modification	Completed	5/XX/2016	Per pay history HAMP incentives were applied in 11/2014 through 10/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	5584A7D5-175A-4B90-BBDA-F13ECBC33B1F	Previously	Loan Modification	Completed	8/XX/2016	Per pay history HAMP incentives were applied in 12/2014 – 10/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	4902940E-EFC3-4361-8A0E-FA24FD2650B4	Previously	Loan Modification	Completed	10/XX/2015	Per pay history HAMP incentives were applied in 12/2014 – 5/2015 and 10/2015 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	A984D25A-0A63-44B7-A37D-EEB49CF4926E	Previously	Loan Modification	Completed	6/XX/2015

Per pay history HAMP incentives were applied in 12/2014 and 9/2015 indicating this loan was modified. A Step Rate Modification Notice was mailed to the borrower on 08/05/2016.  No other information on the loan modification is available within the review period.

								No	N/A
XXX	XXX	50FE4084-6092-4C6A-93F4-3ABE2A3B26AA	Previously	Loan Modification	Completed	8/XX/2016	Per pay history HAMP incentives were applied in 12/2014 through 10/2015 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	28F8403C-4C0A-4CF3-802A-2EF1DC50AD14	Previously	Loan Modification	Completed	8/XX/2016	Per pay history HAMP incentives were applied in 12/2014 through 10/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	213B67E3-1C02-417A-8BE7-891A6DF3315E	Previously	Loan Modification	Completed	8/XX/2016	Per pay history HAMP incentives were applied in 12/2014 through 10/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	A8E60979-5B19-4679-8D26-B1CA356C52B5	Previously	Loan Modification	Completed	3/XX/2016	Per pay history HAMP incentives were applied in 12/2014 through 10/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	7C71AB9C-62BC-41A6-915A-739C05DEA36B	Previously	Loan Modification	Completed	2/XX/2016

Per pay history HAMP incentives were applied in 12/2014 through 10/2016 indicating this loan was modified. A Step Rate Modification Notice was mailed to the borrower on 10/20/2016. No other information on the loan modification is available within the review period.

								No	N/A
XXX	XXX	929450E1-B2E1-428C-9DC0-390B2F903749	Previously	Loan Modification	Completed	10/XX/2016

Per the notes on 02/22/2016 the loan was approved for a HAMP modification trial plan on 10/22/2015. The trial plan was setup for 3 months with an initial payment of $1,100.00 posted on 11/27/2015.  The remaining payments in the amount of $1,013.73 were due from 12/01/2015 through 02/01/2016 according to the notes on 12/11/2015. All the payments were received and the final modification documents were sent to the borrower on 2/29/2016. The executed documents were received and loan modification was completed on 03/XX/2016 effective with the 4/XX/2016 payment.

								No	N/A
XXX	XXX	7C5E831B-B782-4B10-B09C-C04192A83D6F	Previously	Loan Modification	Completed	5/XX/2010	Per the notes on 11/19/2015, the HAMP modification documents were returned from the borrower and the modification was completed. No further details were cited.	No	N/A
XXX	XXX	AA20996E-EB66-4DB0-95A2-A8CF359CC5B0	Previously	Loan Modification	Completed	1/XX/2016	Per the pay history, HAMP incentives were applied in 02/2015 and 02/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	8DDF8933-E5EF-4ED7-B86C-67FDAF50B518	Previously	Loan Modification	Completed	2/XX/2016	Per the pay history, HAMP incentives were applied in 03/2015 and 03/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	85EE1516-2E70-4E38-92B6-20F1AFAC868F	Previously	Loan Modification	Completed		Per the pay history, HAMP incentives were applied in 08/2015 and 08/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	E0D8B5D6-BD25-4F62-A11E-11F394738609	Previously	Loan Modification	Completed	5/XX/2016	Per the pay history, HAMP incentives were applied in 08/2015 and 08/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	8E458261-ADB0-4ED9-95E5-7C0A69D55A51	Previously	Loan Modification	Completed	3/XX/2016	Per the pay history, HAMP incentives were applied in 09/2015, 12/2015, 09/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.	No	N/A
XXX	XXX	16564254-8E6C-48FA-9034-44A833777334	Currently	Loan Modification	In Progress	5/XX/2016

Per the pay history, HAMP incentives were applied in 09/30/2015, 12/30/2015 and final HAMP incentive of $5,000.00 on 09/28/2016 indicating the account was modified. Commentary dated 10/03/2016 indicates the account is pending the 11/01/2016 payment in order to complete the recast of the HAMP modification.  As of 11/10/2016, this process is still pending. The account was approved for a one month extension on 07/XX/2016 advancing the due date for July 2016 from 07/01/2016 to 08/01/2016.

								No	N/A
XXX	XXX	7923C13B-0974-4290-85D0-B7FE8E110B02	Previously	Forbearance	Completed	2/XX/2016	The account was approved for a one month extension; the extension agreement was approved on 09/XX/2016 bring the account current and due for 10/01/2016.	No	N/A
XXX	XXX	E0571D2F-9B71-48A3-BA19-D767ACFFCD86	Previously	Loan Modification	Completed	6/XX/2016

The account was approved for a trial modification on 11/11/2015 and successfully completed on 3/1/2016. The final modification agreement was sent to the borrower on 3/16/2016 and the modification was completed on 3/XX/2016. The reason for default was loss of income.

								No	N/A
XXX	XXX	E04C1D93-CB3C-443C-A0B6-FCD4DAA99CAE	Previously	Loan Modification	Completed	4/XX/2016

The account was approved for a trial modification plan prior to the review period. The trial payments were due from 11/01/2015 through 1/1/2016 in the amount of $732.52.  All plan payments were received and the Home Affordable Modification Plan was booked on 3/XX/2016 and completed as of 3/XX/2016 with a first payment date of 4/XX/2016; however the terms upon completion were not disclosed.

								No	N/A
XXX	XXX	406DA13C-373D-4469-AC6B-5E4231888FE3	Previously	Forbearance	Completed	4/XX/2016	The account was approved for a two month extension on 04/XX/2016; advancing the due date from 03/01/2016 to 05/01/2016.	Yes

Commentary dated 04/07/2016 indicates the subject property sustained damages due to flooding. The authorized third party advised all repairs have been completed by the borrower; there is no evidence of an insurance claim being filed. No further information is disclosed in regards to the damage.

XXX	XXX	E7D5DDB0-29B6-41D7-8B51-62540292BB87	Previously	Loan Modification	Completed	10/XX/2015

The account was being reviewed for a modification prior to the servicing review period and was pending an update from underwriting. Commentary dated 11/4/2015 indicates additional documents were requested from the borrower. A trial modification was approved on 12/6/2015 and successfully completed on 4/1/2016. The final modification agreement was sent to the borrower for execution on 4/20/2016 and the modification was completed on 5/XX/2016. The reason for default was curtailment of income.

								No	N/A
XXX	XXX	20B6F022-0C02-474C-BBE4-9D02F77C27CA	Previously	Loan Modification	Completed	3/XX/2016

The account was being reviewed for a modification prior to the servicing review period. Commentary dated 11/3/2015 refers to an incomplete package and pending documents from the borrowers. The loan was approved for a trial modification on 3/17/2016 and successfully completed on 7/1/2016. The final modification agreement was sent to the borrower for execution on 7/19/2016 and the modification was completed on 8/XX/2016. The reason for default was curtailment of income and increased expenses.

								No	N/A
XXX	XXX	48524A8C-1E7A-4F1A-8B42-AC0B73E77DB1	Previously	Loan Modification	Completed	12/XX/2014

The account was being reviewed for a modification prior to the servicing review period. Commentary dated 11/2/2015 refers to a trial payment plan file being received. Additional documents were requested from the borrower and all updated documents were received on 3/23/2016. The trial modification was approved on 4/4/2016 and successfully completed on 7/1/2016. The final modification agreement was sent to the borrower for execution on 7/8/2016, returned on 7/XX/20106 and the modification was completed on 7/XX/2016. The reason for default was curtailment of income.

								No	N/A
XXX	XXX	6219E586-BBA0-4880-A57B-C4C5E3328BE4	Previously	Loan Modification	Completed	8/XX/2016

The account was modified prior to the servicing review period. Commentary dated 1/14/2016 refers to a loan modification being done within 12 months. Home affordable modification solicitation packages were sent to the borrower on 3/18/2016 and 10/27/2016; no response from the borrower is evident.

								No	N/A
XXX	XXX	A88BA72F-77EE-418C-A64B-C88FC749A2B2	Previously	Loan Modification	Completed	6/XX/2016

The account was modified prior to the servicing review period. Commentary dated 10/6/2016 indicates a step rate modification notice was sent to the borrower. On 9/30/2016 a HAMP incentive of $5,000 was applied to the principal.

								No	N/A
XXX	XXX	ECD8792A-51F8-4611-A1F4-4F91C6DC3522	Previously	Loan Modification	Completed	3/XX/2016

The account was modified prior to the servicing review period. Commentary dated 11/12/2015 indicates an authorized third party inquired about the payment increase and was advised that it was due to a rate change per the modification. The payment history also reflects HAMP incentives were applied to the account on 2/27/2015 and 2/29/2016.

								No	N/A
XXX	XXX	C0927AA1-6E47-4699-B69F-90318889F4A0	Previously	Loan Modification	Completed	1/XX/2016	The account was modified prior to the servicing review period. Commentary dated 11/4/2015 indicates a step rate modification notice was sent to the borrower on 11/4/2015.	No	N/A
XXX	XXX	6996C85C-C8B8-40A5-B86C-9FEA354BD782	Previously	Loan Modification	Completed	3/XX/2016

The account was modified prior to the servicing review period. Commentary dated 11/7/2016 indicates a step rate modification notice was sent to the borrower. A home affordable modification package was sent to the borrower on 1/30/2016; no response from borrower.

								No	N/A
XXX	XXX	A65FF463-8D51-4485-9CEC-8DEEB0750C61	Previously	Loan Modification	Completed	1/XX/2016	The account was modified prior to the servicing review period. Commentary dated 12/7/2015 indicates a step rate modification notice was sent to the borrower on 12/7/2015.	No	N/A
XXX	XXX	11CA071B-AA33-44E5-9D98-5D12827E0783	Previously	Loan Modification	Completed	3/XX/2016	The account was modified prior to the servicing review period. Commentary dated 3/7/2016 refers to a step rate modification notice was sent to the borrower.	No	N/A
XXX	XXX	62FE027D-301F-4EDA-864F-AC35200A6168	Previously	Forbearance	Completed	2/XX/2016

The account was modified prior to the servicing review period. Commentary dated 5/2/2016 indicates the borrower was advised of a debt discharged of $14,189.68 from the modification. A default letter was sent to the borrower on 6/2/2016 and a home affordable package was sent to the borrower on 6/9/2016. The borrower submitted documents for assistance on 6/21/2016. An extension agreement was sent to the borrower on 6/28/2016 and was approved for a two-month extension for the 6/1/2016 and 7/1/2016 payments. The customer agreed to discontinue the HAMP incentive in order to receive the extension.

								No	N/A
XXX	XXX	93937F6F-7B21-4AAC-BF1A-D4DF4F40A526	Previously	Loan Modification	Completed	4/XX/2016

The account was modified prior to the servicing review period. Commentary dated 6/7/2016 indicates a step rate modification notice was sent to the borrower. A home affordable modification package was sent to the borrower on 6/7/2016; no response from borrower.

								No	N/A
XXX	XXX	B126A349-8ED7-49D8-BB80-E9EA024EC7B2	Previously	Loan Modification	Completed	5/XX/2016

The account was on a trial modification prior to the servicing review period. Commentary dated 11/4/2015 indicates the account was being monitored for the trial payment plan. The trial was successfully completed on 12/8/2015 and the final modification agreement was sent to the borrower on 12/28/2015. The final signed modification agreement was received on 1/19/2016 and the modification was completed on 1/XX/2016. Servicer comments dated 2/24/2016 indicate funds of $6,273.12 were received from the XXX for borrower assistance to pay escrow shortage. The funds were applied towards principal.

								No	N/A
XXX	XXX	EB5B4DE3-7125-416D-B4AA-20A5AF99ABA6	Previously	Loan Modification	Completed	10/XX/2015

The account was previously approved for a modification with trial payments on 02/26/2016; plan payments were from 04/01/2016 through 06/01/2016.  All trial plan payments were received and the Home Affordable Modification Plan was booked 07/XX/2016, completed as of 07/XX/2016 with a first payment date of 08/XX/2016; however the terms upon completion were not disclosed.

								No	N/A
XXX	XXX	02B335C6-8666-4E74-BAEB-3E22A7AEE200	Previously	Loan Modification	Completed	9/XX/2016

The account was previously approved for a modification with trial payments on 11/02/2015; plan payments were from 12/01/2015 through 02/01/2016.  All trial plan payments were received and the Home Affordable Modification Plan was booked 03/XX/2016, completed as 03/XX/2016 with a first payment date of 04/XX/2016; however the terms upon completion were not disclosed.

								No	N/A
XXX	XXX	78DA103B-EA32-41A5-B049-6B90DFB0FC1A	Previously	Loan Modification	Completed	10/XX/2015

The account was previously approved for a modification with trial payments outside the review period.  All trial plan payments were received and the Home Affordable Modification Plan was completed as of 05/XX/2016 with a first payment date of 05/XX/2016; however the terms upon completion were not disclosed.

								No	N/A
XXX	XXX	4D8600B0-0AFE-483D-A95D-393950432D53	Previously	Loan Modification	Completed	5/XX/2016

The account was previously approved for a modification with trial payments; plan payments were from 10/01/2015 through 12/01/2015.   All trial plan payments were received and the Home Affordable Modification Plan was booked and completed as of 01/XX/2016 with a first payment date of 02/XX/2016; however the terms upon completion were not disclosed.

								No	N/A
XXX	XXX	5B810E68-0986-41D4-9058-2CAA9DE67069	Previously	Loan Modification	Completed	5/XX/2016

The account was previously approved on 11/16/205 for a modification with trial payments.  All plan payments were received and the Home Affordable Modification Plan was booked 04/XX/2016 and completed as of 04/XX/2016 with a first payment date of 05/XX/2016; however the terms upon completion were not disclosed.

								No	N/A
XXX	XXX	993AAE8B-A414-4779-85C8-C0923186372D	Previously	Loan Modification	Completed	5/XX/2016

The account was previously approved on 12/21/2015 for a modification with trial payments.  All plan payments were received and the Home Affordable Modification Plan was booked and completed as of 05/XX/2016 with a first payment date of 06/XX/2016; however the terms upon completion were not disclosed.

								No	N/A
XXX	XXX	A17FC175-E8EA-4504-804D-B25B5B4C801B	Previously	Forbearance	Completed	2/XX/2016	The account was previously granted an extension outside the review period; no details were disclosed during review.	No	N/A
XXX	XXX	1007AE4D-3DD4-434D-82D6-34D96FD8AA99	Previously	Loan Modification	Completed	8/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 02/XX/2016 with the first payment due on 03/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $694.34 from November 2015 through January 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	EE8C8746-7DD5-47BF-9497-E1028FDBAA47	Previously	Loan Modification	Completed	9/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 01/XX/2016 with the first payment due on 12/XX/2015. The borrower was placed on a three month trial payment plan; all payments were received. The terms of the modification are not disclosed in the commentary provided. Commentary indicates the HAMP was declined on 12/17/2015 as the documentation submitted by the borrower was improperly executed and the borrower failed to return the corrected documentation by the deadline. The Servicer advised once the December 2015 payment was received, the modification work station would be re-open and modification review would proceed.

								No	N/A
XXX	XXX	9BBBA2AF-409B-4C6C-99D5-03C90A1B9FDF	Previously	Loan Modification	Completed	5/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 01/XX/2016 with the first payment due on 02/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $585.16 from August 2015 through October 2015; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	63A6549E-EF25-4B99-B8EB-2D3DB412DCBC	Previously	Loan Modification	Completed	4/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 02/XX/2016 with the first payment due on 04/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,621.02 from November 2015 through January 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	5B6C8362-B187-4053-9DC1-75D685AE9956	Previously	Loan Modification	Completed	8/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 06/XX/2016 with the first payment due on 07/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $812.02 from March 2016 through May 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	66377EE0-B926-482E-8E2D-473176F5494C	Previously	Loan Modification	Completed	1/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 09/XX/2016 with the first payment due on 10/01/2016. The borrower was placed on a three month trial payment plan due in the amount of $515.14 from March 2016 through May 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	88BEAD06-B645-4CD4-A1AF-91CF1BF7B990	Previously	Loan Modification	Completed	1/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 05/XX/2016 with the first payment due on 06/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $3,290.31 from December 2015 through February 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	87024BE6-3B4F-4211-91F4-B5EC7041E554	Previously	Loan Modification	Completed	9/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 07/XX/2016 with the first payment due on 08/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $856.77 from April 2016 through June 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

Yes

The subject property sustained damages from lightning with a date of loss report as 07/17/2016. A claims check (check #XXX) for the amount of $1,978.46 for claim #XXX was mailed to the borrower on 08/25/2016. A second claims check (check #XXX) for the amount of $3,315.05 was mailed to the borrower on 11/08/2016. The extent and repair status of the damages are not disclosed in the commentary provided.

XXX	XXX	FC28575F-2FF2-4FC1-AE49-BEF6D6FF57C1	Previously	Loan Modification	Completed	6/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 08/XX/2016 with the first payment due on 08/01/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,142.62 from May 2016 through July 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

Yes

The subject property sustained water damage with a date of loss reported as 11/06/2015. A draw check in the amount of $2,489.12 was issued on 01/07/2016 to the contractor, XXX; final draw check in the amount of $7,467.36 was issued to the contractor on 01/12/2016. A 99% inspection was received by the Servicer on 01/11/2016; the remaining repairs are reported as touch up paint.

XXX	XXX	3AC5C016-0BBC-4DB7-9EB8-C45349C699D7	Previously	Loan Modification	Completed	6/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP); booked on 02/XX/2016 with an effective date of 03/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $622.72 from October 2015 through December 2015; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	52940F7E-E938-4F13-B906-0AF7326C8F56	Previously	Loan Modification	Completed	3/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP); booked on 02/XX/2016 with an effective date of 03/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,059.00 from November 2015 through January 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	DE4E2322-C84D-40F5-AD3F-2F8AD4043568	Previously	Loan Modification	Completed	3/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP); booked on 02/XX/2016 with an effective date of 03/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1.206.74 from November 2015 through January 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	F554BEB4-DBEF-4DCB-A5C3-4CDF665FF1E5	Previously	Loan Modification	Completed	8/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP); booked on 04/XX/2016 with an effective date of 05/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,782.83 from January 2016 through March 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	0AD6FEC8-CAA9-4D95-9ADE-272492A1AF58	Previously	Loan Modification	Completed	5/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP); booked on 05/XX/2016 with an effective date of 05/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $456.26 from February 2016 through April 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	75ABC15A-229D-43B9-94E9-48EE2BABF8AF	Previously	Loan Modification	Completed	6/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP); booked on 05/XX/2016 with an effective date of 06/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $365.41 from March 2016 through May 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	BC3EAE03-6146-4DDB-AD1E-221CB234C1D1	Previously	Loan Modification	Completed	2/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP); booked on 06/XX/2016 with an effective date of 05/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,140.94 from November 2015 through January 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	E8965018-8DA7-445D-BE2F-265FE9ACC740	Previously	Loan Modification	Completed	2/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP); booked on 07/XX/2016 with an effective date of 08/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $3,264.76 from April 2016 through June 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	24E88CBC-8867-45E2-BC98-8B66E9870CC8	Previously	Loan Modification	Completed	4/XX/2016

The account was successfully modified by a Home Affordable Modification (HAMP); booked on 08/XX/2016 with an effective date of 10/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,145.12 from June 2016 through August 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.

								No	N/A
XXX	XXX	4CE41FF5-C40E-40C4-B5BF-1328F9986131	Previously	Loan Modification	Completed	8/XX/2013

The account was successfully modified; booked on 05/XX/2016 with an effective date of 05/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $501.92 from February 2016 through April 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.  Commentary dated 06/16/2016 indicates the account was previously modified on 04/XX/2013; per the pay history HAMP incentives were applied on 02/2015 and 02/2016.

								No	N/A
XXX	XXX	5A4CD183-40CE-427C-89BD-87EDE0990145	Previously	Loan Modification	Completed	9/XX/2016

The account was successfully modified; booked on 07/XX/2016 with an effective date of 08/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $808.00 from April 2016 through June 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided. The account was previously modified by a Home Affordable Modification on 10/XX/2009; per the pay history a $5,000.00 HAMP incentive was applied in September 2015.

								No	N/A
XXX	XXX	A80DA575-7FD3-410F-95A4-1E5B1EB9BE47	Previously	Loan Modification	Completed	6/XX/2015

The loan is a true balloon loan and the option to modify the loan was sent to the borrower on 12/11/2015 due to the balloon maturing. A modification extending the balloon term was sent to the borrower on 2/4/2016 with an effective date of 4/XX/2016. The modification was completed on 3/XX/2016. Homeowners assistance modification packages were sent to the borrower on 6/15/2015 and 7/13/2016.

Yes

Notes dated 10/12/2016 indicate the subject property is located in a FEMA disaster zone. A loss draft check from the homeowner’s insurance company was received on 10/26/2016 in the amount of $3,988.56 for flood that occurred on 10/6/2015. The check was endorsed and released to the borrower on 10/28/2016 at which time the claim was classified as non-monitored and closed.

XXX	XXX	386BB008-239C-4E46-9C6D-AE2633369270	Previously	Forbearance	Completed	9/XX/2016

The loan was approved for a 12 month formal forbearance plan on 10/01/2015. The initial down payment was received on 10/19/2015 in the amount of $3000, The first payment was was received on 11/XX/2015 in the amount of $2635.70 and the final payment was received on 09/26/2016 in the amount of $2635.74.. As of 09/XX/2016, the forbearance plan was completed.

								No	N/A
XXX	XXX	2979CDCE-6C9F-4943-AE67-B739F2F1A804	Previously	Loan Modification	Completed	10/XX/2016

The loan was being reviewed for a modification prior to the servicing review period. Per comments dated 11/2/2015, the servicer was pending required documents from the borrower. A complete homeowner assistance package was received on 12/11/2015 and the loan was subsequently approved for a trial modification on 2/1/2016. The trial modification documents were sent to the borrower on 2/9/2016. After successfully completing the trial payments, the final modification documents were sent to the borrower on 5/5/2016 and returned on 5/18/2016. Comments dated 6/7/2016 state the modification documents were rejected and corrected documents would need to be executed. The executed modification was returned on 6/XX/2016 and modification was completed on 6/XX/2016.

								No	N/A
XXX	XXX	656C5D97-B3DC-460B-915B-2E2838C81A91	Previously	Forbearance	Completed	4/XX/2016

The notes on 06/02/2016 indicate that the borrower requested a 2 month extension.  The reason for default was due to unexpected medical expenses; which has been resolved.  The extension was approved on 06/07/2016 for 05/01/2016 through 06/01/2016.

								No	N/A
XXX	XXX	50BFAB2B-37DB-4E90-9A9E-D37F12DD48F3	Previously	Loan Modification	Completed	11/XX/2015

The Pay History reflects a modification completed prior to the review period on 1/XX/2015 effective with the 2/XX/2015 payment. The servicing comments do not provide any further information during the review period.

								No	N/A
XXX	XXX	D2DE8449-412B-48A6-97E9-525F792C48E5	Previously	Loan Modification	Completed	1/XX/2016

The Pay History reflects a modification completed prior to the review period on 11/XX/2014 effective with the 12/XX/2015 payment. Servicing comments on 2/9/2016 indicate that a modification was completed on 11/XX/2014. The servicing comments do not provide any further information during the review period.

								No	N/A
XXX	XXX	F1CBABDF-83F7-4C6A-BDB7-CE638FBDA273	Previously	Loan Modification	Completed	2/XX/2016

The Pay History reflects a modification completed prior to the review period on 11/XX/2014 effective with the 12/XX/2014 payment. The servicing comments do not provide any further information during the review period.

								No	N/A
XXX	XXX	33B002BA-B069-4CC0-A894-D7AF756CA385	Previously	Forbearance	Completed	10/XX/2016

The Pay History reflects a modification completed prior to the review period on 2/XX/2015 effective with the 3/XX/2015 payment. Per commentary on 12/11/2015, a HAMP incentive letter was mailed. The servicing comments do not provide any further information of the modification during the review period. The borrowers requested an extension to their payments due to a hardship in May 2016; an extension agreement was approved on 06/24/2016 and subsequently declined on 06/30/2016 due to NSF of the qualifying payment. A second extension was approved on 09/XX/2016 bring the loan due for 08/01/2016 to current and due for 10/01/2016.

Yes

Commentary dated 09/01/2016 reflects a conversation with the borrower who advised they were on a repayment plan for the repairs conducted to their septic system; repairs were estimated at $2,000.00. There is no evidence an insurance claim was filed; no further information is disclosed in regards the repair status.

XXX	XXX	BB845F19-2060-4108-813F-4041E42E4924	Never	N/A	N/A	6/XX/2016	N/A	Yes

Commentary dated 11/11/2016 indicates the subject property is located in a FEMA declared disaster area from Hurricane XXX. The subject property sustained damages with a date of loss reported as 10/07/2016 for wind/hurricane damages under claim number XXX. A claim check was received by the borrower on 11/08/2016 in the amount of $10,026.60; no further information is disclosed in regards to the damage sustained and/or repair status

XXX	XXX	AC34817A-A202-4A2E-9ED4-29C37A98B12B	Never	N/A	N/A	11/XX/2012	N/A	Yes

Per comments on 5/7/2016, a call was received from a branch office regarding a claims check in the amount of $4,045.52 for fire damages occurring on 4/25/2016. The branch was advised that the homeowner would have to be present for claim check endorsement or written authorization would need to be provided for 3rd party to endorse. On 5/19/2016 a letter from the insurance carrier and adjuster's worksheet were received. A bid was received from the contractor on 5/26/2016. There are no further comments regarding the current status of the repairs to the property.

XXX	XXX	FD982BE8-87B0-421E-AAD8-8093596E87A9	Never	N/A	N/A	10/XX/2015	N/A	Yes

There is a life of loan comment on 10/06/2015 that indicates that the property is in a possible FEMA impact disaster area.  Comments on 12/23/2015 indicate the receipt of a loss payee document.  Comments on 01/05/2016 indicate that the borrower advised that the insurance company would not be renewing the homeowner policy because they had a loss on the home.  Per the pay history, there is evidence of a hazard insurance disbursement in the amount of $1481; however, there is no evidence of the matter being resolved or details of the property loss.

XXX	XXX	BA0BF64D-3E00-4B38-8004-CB421FA15781	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	615C96C0-71FD-4ED5-A075-E3E494D0F96B	Never	N/A	N/A	1/XX/2016	N/A	No	N/A
XXX	XXX	6A80B959-6081-4285-A368-7FFF71E305A6	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	8CC09C58-E909-4E6B-AFB9-4C0E7ED344C1	Never	N/A	N/A	2/XX/2016	N/A	No	N/A
XXX	XXX	75E91B95-8CCC-444A-AE77-F917CF2113E4	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	64138F09-D05F-4351-B123-14293DE29F80	Never	N/A	N/A	10/XX/2015	N/A	No	N/A
XXX	XXX	F47D50E7-0E58-42DB-A217-6D06A9BCF922	Never	N/A	N/A	9/XX/2016	N/A	No	N/A
XXX	XXX	182F0A73-A241-4A9B-A222-AEF8CC22D799	Never	N/A	N/A	2/XX/2016	N/A	No	N/A
XXX	XXX	B5D234BB-3316-4BB1-8182-0004F33DFC18	Never	N/A	N/A	1/XX/2016	N/A	No	N/A
XXX	XXX	5A999593-94EC-4475-A5C8-55A1B7C95AC9	Never	N/A	N/A	4/XX/2016	N/A	No	N/A
XXX	XXX	F1C3DAEE-1171-4E4F-99D3-98EC504C8A36	Never	N/A	N/A	2/XX/2016	N/A	No	N/A
XXX	XXX	1930A09B-60BB-4B96-B7F9-8E5B3EF4EE55	Never	N/A	N/A	7/XX/2016	N/A	No	N/A
XXX	XXX	60198168-DA1F-4FC8-A2FF-E69279F7348A	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	D4D42506-80A5-4B17-8CD2-C3766E46A98D	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	EB45DFD6-7BAF-4002-9D8E-871E5D440D68	Never	N/A	N/A	2/XX/2016	N/A	No	N/A
XXX	XXX	98355C39-3C97-434A-8DA4-28DE9B42F2B0	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	EFE6CE1A-0085-4358-8A24-4A8ABD62139E	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	662B6C4E-0710-4704-B962-B6E90F0CBC56	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	D159C564-7E04-4C7A-8D3E-363662FB08EA	Never	N/A	N/A	6/XX/2016	N/A	No	N/A
XXX	XXX	83AD40E4-EC89-431B-BED5-F6950535B5EC	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	85DDE154-EC1C-4909-8072-36F284440217	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	4BFD294E-2EC7-4BE5-925B-DE96C4C2BB50	Never	N/A	N/A	10/XX/2016	N/A	No	N/A
XXX	XXX	8FDA9270-BBAA-45C5-991C-7288048CE60C	Never	N/A	N/A	12/XX/2014	N/A	No	N/A
XXX	XXX	36DEB65E-F9BA-410A-8B18-A113DA34028B	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	42F9390E-C370-4673-ABF8-9C62B0469C4A	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	F54C3312-E7C4-41B1-8AFF-296C08FFA0E2	Never	N/A	N/A	6/XX/2016	N/A	No	N/A
XXX	XXX	E79EBB40-DCCC-42F3-9A9D-5D2CB03EB6B5	Never	N/A	N/A	6/XX/2015	N/A	No	N/A
XXX	XXX	4E2A0374-B6AE-45EE-8232-66FF11A69BD3	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	E4B7C237-7D84-4369-946F-C6F34655CEE0	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	848623F0-FC7A-4E27-AB94-B9189E61F52F	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	34DBCACC-6399-489B-95F1-FB4A69ED2543	Never	N/A	N/A	1/XX/2016	N/A	No	N/A
XXX	XXX	15C50D0D-7FF3-4CE2-A493-5666949E76F3	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	65DCAD97-05B8-4108-A290-90951B5AE437	Never	N/A	N/A	2/XX/2015	N/A	No	N/A
XXX	XXX	A5705657-10E4-4879-B306-A05ADDAF2D4C	Never	N/A	N/A	9/XX/2016	N/A	No	N/A
XXX	XXX	B73FD2A1-F6E9-4B80-8566-72F0E69F7E92	Never	N/A	N/A	11/XX/2014	N/A	No	N/A
XXX	XXX	2F360343-EACF-4B39-9CC8-62428A2AA5DB	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	171DDE15-4D53-4FF0-8748-D9CFA4F22C8B	Never	N/A	N/A	6/XX/2016	N/A	No	N/A
XXX	XXX	0B4BD849-98F5-4CB5-B860-B2BD23B5314E	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	D3A0F106-69DD-408B-803B-CBF8158DD87C	Never	N/A	N/A	6/XX/2016	N/A	No	N/A
XXX	XXX	020C001F-2A4E-4090-A9BD-04EFA2638FCA	Never	N/A	N/A	9/XX/2016	N/A	No	N/A
XXX	XXX	2F240B3B-EEEE-4D79-B035-5514E7E2625C	Never	N/A	N/A	11/XX/2015	N/A	No	N/A
XXX	XXX	2438B4EA-1E00-41EA-91E0-DC3520B456DA	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	9E38AFE8-3A50-4A40-9BD8-B2FABA0D3803	Never	N/A	N/A	1/XX/2016	N/A	No	N/A
XXX	XXX	9DA06289-46AB-4C00-B49B-1D538908DEC0	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	FBF351E3-AD8B-413E-A476-2A9C6FA082BD	Never	N/A	N/A	10/XX/2015	N/A	No	N/A
XXX	XXX	96D63942-0BFF-4BBC-8F39-8E09CD05BC98	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	6A5F4912-B150-475F-B390-D3F20DF2A9F8	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	2A8BB7BD-5BD9-4948-A600-12BB6F9F96A9	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	4E083080-D09D-434B-AF24-95A5D29DC8D7	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	45FF541E-ADEB-43EF-9FC9-B96945EF30D4	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	1C05781F-BB85-416E-938D-801639353FEC	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	CB476C5F-D8AA-479B-A779-937991D21AA2	Never	N/A	N/A	10/XX/2015	N/A	No	N/A
XXX	XXX	8A3060E8-E244-4C90-8E44-2B451FAC6C38	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	CF8116AC-FB0D-47A1-A356-C819DA9DB142	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	0DC73862-AC39-495D-8BAC-D9F1660AA5B5	Never	N/A	N/A	1/XX/2016	N/A	No	N/A
XXX	XXX	867E1A17-2CD9-4995-9FA7-3EABF24F4916	Never	N/A	N/A	1/XX/2016	N/A	No	N/A
XXX	XXX	F5039974-0FFA-4650-9920-EA7D63455A59	Never	N/A	N/A	2/XX/2016	N/A	No	N/A
XXX	XXX	3896A6CA-ADDC-4F77-861A-BAD1161B27EE	Never	N/A	N/A	2/XX/2016	N/A	No	N/A
XXX	XXX	ABC97308-FC4D-4AF1-8B6D-A2C1E2DDEA47	Never	N/A	N/A	10/XX/2015	N/A	No	N/A
XXX	XXX	336C4995-3AF2-4ED2-875E-96B5CD94E4F7	Never	N/A	N/A	12/XX/2014	N/A	No	N/A
XXX	XXX	22AC3DB5-FB29-46BF-B2D1-9DC76F50AFC2	Never	N/A	N/A	2/XX/2016	N/A	No	N/A
XXX	XXX	0C7D2474-65DE-47C7-BD16-F95F0759C5A2	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	D4782B89-4358-4C65-AD5B-5738EC21670D	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	BE4E9A64-A05C-4BAB-AB13-2D4116FA1892	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	32D968EA-681D-4DD0-A7CC-3602B26A420A	Never	N/A	N/A	2/XX/2016	N/A	No	N/A
XXX	XXX	ABAB7E75-9DCE-41FE-89EE-3263A19D385C	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	6F85C46B-901E-482C-A03D-D10A06105767	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	C4AD7393-4A14-4B6B-A425-76C43452B403	Never	N/A	N/A	8/XX/2010	N/A	No	N/A
XXX	XXX	B77B158C-DD40-49E7-A214-5BD72BDDB9E2	Never	N/A	N/A	9/XX/2016	N/A	No	N/A
XXX	XXX	B3E94BE8-2A19-418D-87B6-7A8C4FEB153A	Never	N/A	N/A	10/XX/2015	N/A	No	N/A
XXX	XXX	38538AE3-FFA5-43C5-AEE8-FBAEFA7B2242	Never	N/A	N/A	6/XX/2015	N/A	No	N/A
XXX	XXX	95810789-1442-4845-91D6-8CB42DFA7D40	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	21C29EAB-3232-49FD-873C-3EC3E5580D74	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	45BE4CB3-C939-4139-919E-2050E1E9B3BF	Never	N/A	N/A	8/XX/2016	N/A	No	N/A
XXX	XXX	167CD143-FE3C-4DCE-8BE1-38ECF72F535F	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	F0539841-DB7C-4D70-988B-57C9A3429F1B	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	E4723465-6418-4558-99E2-C0F8AE9C9DAB	Never	N/A	N/A	5/XX/2016	N/A	No	N/A
XXX	XXX	25D21B9E-06F4-4869-AB98-7ADEA977A46E	Never	N/A	N/A	1/XX/2016	N/A	No	N/A
XXX	XXX	3B289863-D68B-42C2-8612-EA273C2DC84F	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	F88E7D19-BC19-46ED-8F23-74AD7CBBA011	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	43E7471B-6D2A-4758-B68E-B6D0A2C0C73F	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	1CF656D1-BD2B-4B31-832F-CC7DA6D4F08C	Never	N/A	N/A	4/XX/2016	N/A	No	N/A
XXX	XXX	8B418550-36E8-43EB-87C5-C065B5341D0B	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	432D34EA-5DA0-406E-8175-EDE5998E5D0C	Never	N/A	N/A	6/XX/2015	N/A	No	N/A
XXX	XXX	F8162E99-46EF-45EF-83EB-0549B71D99C9	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	A8F1E03B-F3B5-4065-9D5D-826AB172EC0F	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	94D2FA2D-5239-40E2-A5AD-582AFE58F025	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	DEE300D1-ED1F-4080-A1B2-3FA2BB99A770	Never	N/A	N/A	2/XX/2016	N/A	No	N/A
XXX	XXX	9A8F731E-D4AC-4F79-9849-AE8A8C065FF1	Never	N/A	N/A		N/A	No	N/A
XXX	XXX	846C274E-DC84-43A4-82AC-4AA55DFE2B8B	Never	N/A	N/A	3/XX/2016	N/A	No	N/A
XXX	XXX	19522CF3-E112-456A-89EB-5236A10C1A32	Never	N/A	N/A	9/XX/2016	N/A	No	N/A
XXX	XXX	998251D8-DDE0-434F-AFBF-1C468FA09C14	Previously	Loan Modification	Completed	4/XX/2016	This account was modified prior to the servicing review period. Servicer notes dated 10/6/2016 indicate a step rate modification notice was sent to the borrower.	No	N/A
XXX	XXX	0C7C52CF-8306-4A43-B27D-49B16648673F	Previously	Loan Modification	Completed	5/XX/2016

This account was modified prior to the servicing review period; commentary dated 05/24/2016 states the account was modified on 11/XX/2012. On 5/24/2016 the borrower contacted the Servicer to request an extension to keep the account current; extension offers and Home Affordable Modification solicitations were mailed to the borrower with no response.

								No	N/A
XXX	XXX	C14956C7-D8D2-4A63-9EF8-921A14507015	Previously	Loan Modification	Completed	3/XX/2016

The account was approved for a trial modification prior to the servicing review period. A vesting issue was identified per notes dated 12/17/1015. Borrower, co-borrowers and non-borrowing spouse were required to sign the modification to clear the vesting issue. The final modification agreement was sent to the borrower on 2/1/2016 and the executed documents were returned on 3/XX/2016. The modification was completed on 3/XX/2016.

								No	N/A

Loan Number	FK ID	Redacted Loan Number	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments
XXX	XXX	7D990151-3FA5-447B-861B-5EC4E9ACBE6F	No	N/A	N/A	Per BPO completed on 11/13/2015, value of the property was $315,000.00.
XXX	XXX	AB2F8B22-53F7-4D25-83D8-8C1FA33F8DC8	No	N/A	N/A	No property inspections have been conducted within the review period; however as per a conversation with the borrower on 09/29/2016 the borrower advised the subject property is owner occupied.
XXX	XXX	93D9BECB-0201-4390-A34F-AC1279EEF2B8	No	N/A	N/A

Comments on 02/01/2016 indicate that an exterior BPO was completed on 01/27/2016 with an as is value of $191,000. A property inspection was completed 05/10/2016 and the property was reported in good condition; however, the occupancy status was not disclosed.

XXX	XXX	2F045EBD-8FF5-4C5E-B4ED-A36906844F47	No	N/A	N/A

The last property inspection was completed on 05/02/2016. The property was reported as owner occupied and in good condition.  Comments on 07/30/2016 indicate that an exterior valuation was completed on 07/28/2016 with an as is value of $26,000.

XXX	XXX	86985C60-46EA-4A6B-A0DC-ED343D84C3BB	No	N/A	N/A	N/A
XXX	XXX	1D14BDFB-D451-497B-91C6-53DC128553B1	No	N/A	N/A

Commentary dated 08/15/2016 indicated “possible impact - FEMA Disaster Area” however there were no reported damages to the subject property or evidence of a home owner’s insurance claim being filed being disclosed.

XXX	XXX	93133E64-0191-44C0-B7EA-C1092376C539	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as curtailment of income. The account was brought current by modification. The borrower was working with authorized third party XXX; Letter of Authorization (LOA) expired on 05/11/2016, there is no evidence a new LOA has been received.

XXX	XXX	7E025925-99C8-43AC-870F-FEF859F06609	No	N/A	N/A	N/A
XXX	XXX	4E5A9B4E-3638-4AB1-BBC0-15C092B225E2	No	N/A	N/A	N/A
XXX	XXX	04252C6E-EED7-4AB8-BC68-DDC08F44BC6B	No	N/A	N/A	N/A
XXX	XXX	849860AA-A84C-49F8-9EFD-F551786F56FE	No	N/A	N/A	N/A
XXX	XXX	309882DC-9EE1-4DCC-8904-1E3C85E0F9C0	No	N/A	N/A	The 2015 property taxes were delinquent in the amount of $297.37; the delinquent taxes were force paid from escrow on 06/02/2016.
XXX	XXX	385E8EF6-B0E6-479A-90B8-C80742846D52	No	N/A	N/A	No property inspections were conducted during the review period. As per a conversation with the borrower on 03/05/2016, the borrower advised the subject property is owner occupied.
XXX	XXX	B9CDA53C-1BAE-402E-8219-C7BF3B54E1CE	No	N/A	N/A	N/A
XXX	XXX	10BFF941-EF4C-41F4-8956-BC50E2231D7A	No	N/A	N/A	N/A
XXX	XXX	3D266CD2-6094-47C5-BFA4-31BE18AD1481	Yes	Property Damage

Commentary dated 12/31/2015 reflects the subject property sustained damage due to flooding of the downstairs. Commentary indicates the property adjustor visited the property and advised nothing could be done as the flooding is from rainwater due to unclean gutters. Commentary dated 02/02/2016 indicates the subject property is not located in a flood zone. No further information is disclosed in regards to the damage and/or repair status.

The account was previously delinquent; the delinquency was cured on 02/29/2016 by modification of the account. The reason for default was cited as curtailment of income. No property inspections were conducted during the review period. As per a conversation with the borrower on 03/02/2016, the borrower advised the subject property is owner occupied.

XXX	XXX	0AC9872E-D06D-4A06-B69D-B3C1B9C63818	No	N/A	N/A

Multiple solicitations for a Home Affordable Modification Plan were sent, which the borrower declined to pursue.  No property inspections were conducted during the review period.  As per a conversation with the borrower on 10/04/2016, the borrower advised the subject property is owner occupied.

XXX	XXX	DA9EDDBC-FFDD-4DD2-9C16-5866D8B9B611	No	N/A	N/A	N/A
XXX	XXX	FCCF005A-9C0A-42EF-BD8F-9E56DC754CD4	No	N/A	N/A	A property inspection dated 08/04/2016 reported the subject in good condition and occupied.
XXX	XXX	F3B251EF-2686-4216-BBF8-B32352EAA562	No	N/A	N/A	N/A
XXX	XXX	AE1E08A0-33D3-495B-AE9A-019FF9955520	No	N/A	N/A	N/A
XXX	XXX	05E91A8C-B78E-4B74-A0F7-0FF6D08B92E4	No	N/A	N/A	N/A
XXX	XXX	173D53A5-1D13-41E8-9DBE-FEC16D7E0363	No	N/A	N/A

Commentary dated 08/10/2015 indicated the borrower contacted to request the funds they sent 07/30/2016, in amount of $1,003.23, be removed from being applied towards the previously applied principle only application and reapply towards the 09/01/2015 payment; it was indicated the request was granted and the principle application was removed and funds were applied for the 09/01/2015 payment with an effective date of 07/29/2016.

XXX	XXX	2F7ADFD1-80A1-4C61-A029-1D8E2F513306	No	N/A	N/A

Commentary dated 11/11/206 indicated possible FEMA Disaster due to Hurricane XXX, however there were no reported damages to the subject property or evidence of a home owner’s insurance claim being filed being disclosed.

XXX	XXX	D20685FE-6214-4AF9-83B8-BEAC60B2E1AD	No	N/A	N/A	N/A
XXX	XXX	2B0CA053-8DF5-470A-A805-35F5546A4456	No	N/A	N/A	Notes dated 10/25/2016 indicate the subject property is located in a FEMA disaster zone.
XXX	XXX	CF8E0A90-5B34-4F49-ADCB-471979AB208E	No	N/A	N/A	N/A
XXX	XXX	642421EB-33EB-478F-B01C-76864890A0AF	No	N/A	N/A	Home affordable modification packages were sent to the borrower on 12/31/2015 and on 1/11/2016; no response from the borrower.
XXX	XXX	B8954031-24CE-480E-8BF8-CCE43F3432A2	No	N/A	N/A	N/A
XXX	XXX	EF65AF47-21C3-4264-9BD2-DCB3D825F4A1	No	N/A	N/A	N/A
XXX	XXX	08BDED0C-A0A0-4FE1-B9C8-5B529319A2BD	No	N/A	N/A	N/A
XXX	XXX	43D1375A-3898-48FF-97B9-1F4A78A1B27B	No	N/A	N/A	N/A
XXX	XXX	D4533525-3DA2-4ED1-BADD-1F6788577B87	No	N/A	N/A	The account was previously delinquent; the reason for default was cited as curtailment of income. The delinquency of the account was cured by modification.
XXX	XXX	2B7E833F-1193-452C-B25A-52792F67F45B	No	N/A	N/A	A BPO completed 07/25/2016 reported as values of $192,000.
XXX	XXX	A884C51C-5E45-4391-BB55-D026403F0A84	No	N/A	N/A	An exterior BPO was conducted on 07/21/2016 which reflects an as-is value of $250,000.00.
XXX	XXX	209A16CA-365D-4980-8B5E-4DFD51E3C469	No	N/A	N/A	N/A
XXX	XXX	F6E31CC6-64E7-4730-97AF-25AEC5A27910	No	N/A	N/A	N/A
XXX	XXX	C17664F5-6A45-4324-9043-20379FD045CB	No	N/A	N/A	N/A
XXX	XXX	2CAD5937-D49F-4159-8E4E-3E12195A7BE5	No	N/A	N/A	N/A
XXX	XXX	5A832B76-4CE8-47B5-A763-3170FFDB20F1	No	N/A	N/A	An exterior BPO date 10/29/2015 reported an as-is value of $45,000.00.
XXX	XXX	9D06BCBB-AAB4-4B85-99D4-3BBA25DD3B52	No	N/A	N/A	Commentary dated 09/23/2016 indicates the co-borrower is deceased and has been removed from the subject account; date of death cited as 08/XX/2016.
XXX	XXX	23584127-0619-48C4-AEBD-DCF5215344FA	No	N/A	N/A

Commentary reflects the 2015 taxes are delinquent in the amount of $1,140.48; the borrower cured the delinquent taxes, proof of payment was received on 09/20/2016. No property inspections have been conducted within the review period; however, as per a conversation with the borrower on 07/22/2016, the borrower advised the subject property is owner occupied.

XXX	XXX	9A86FD9F-F6F5-436F-ADBB-EA62D339FACD	No	N/A	N/A	No property inspections have been conducted within the review period; however, as per a conversation with the borrower on 08/13/2016, the borrower advised the subject property is owner occupied.
XXX	XXX	17454405-6DD6-49AB-8583-8904E9ABC6AC	No	N/A	N/A	N/A
XXX	XXX	134B75BD-1B68-41C1-B741-8E45B4C2D59A	No	N/A	N/A	N/A
XXX	XXX	AC1848B8-C62D-4A64-B35C-0298B59E68D6	No	N/A	N/A	N/A
XXX	XXX	88173E03-334A-462A-84C4-76E8AAA41CC1	No	N/A	N/A	N/A
XXX	XXX	EFD7A3D8-3BBC-4598-B8D1-F7C197C977C1	No	N/A	N/A	N/A
XXX	XXX	DDF8E966-CF6C-4B5E-8EB6-C5568EE90BC3	No	N/a	N/A	N/A
XXX	XXX	6A91A74D-3DEA-4A30-9F53-23A52CF0EB85	No	N/A	N/A	N/A
XXX	XXX	1E57C91C-B5BF-465F-AAB1-40B8079C28AA	No	N/A	N/A	N/A
XXX	XXX	069951B9-ECCB-4701-B164-B98391CD3F65	No	N/A	N/A	N/A
XXX	XXX	7898E9A0-E063-4665-A7F7-180C0DAFC2FE	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as unexpected expenses. A one month extension agreement cured the delinquency of the account. An exterior BPO was conducted on 01/19/2016 reflecting an as-is value of $500,000.00.

XXX	XXX	FE15EC36-A6A8-4182-A378-38A346E79417	No	N/A	N/A	The account was previously delinquent; the reason for default was cited as curtailment of income. The account was brought current by modification.
XXX	XXX	4998F548-69EB-4057-97E5-56848104AA7E	No	N/A	N/A	N/A
XXX	XXX	D9E5754E-E346-452E-8184-7B5C282C2778	No	N/A	N/A	N/A
XXX	XXX	CF68A50C-6925-4BC8-87E6-F9DEBCC28003	No	N/A	N/A

The borrower advised on 08/03/2016 that their spouse was deceased though the commentary did not detail if the deceased was a co-borrower; there is no evidence notated of a death certificate being received.  No property inspections were conducted during the review period.  As per a conversation with the borrower on 10/06/2016, the borrower advised the subject property is owner occupied.

XXX	XXX	2A328D14-358A-45C9-912E-99081F20BDD1	No	N/A	N/A	N/A
XXX	XXX	4E8E8E07-354A-4594-A3CA-E2985565E35D	No	N/A	N/A	Commentary dated 01/22/2016 indicates the subject property is located in a FEMA declared disaster area.
XXX	XXX	6B0636EF-A36E-4FFC-A08B-AA01B8585E84	No	N/A	N/A	Prior efforts for a potential extension on the account ceased as the borrower declined on 09/12/2016 to keep pursuing. Subsequently, the borrower brought the account current by 09/28/2016.
XXX	XXX	1AB2F59C-DF32-4A72-8340-E48EDBBB6E34	No	N/A	N/A	A third party authorization was requested on 1/27/2016 and the borrower advised that the third party has power of attorney over their finances and medical.
XXX	XXX	A3308C65-9DF5-431D-A115-5C3C054F5338	No	N/A	N/A

Commentary dated 12/5/2015 indicates the borrower inquired about a payment extension due to expenses. The account was ineligible for an extension because a payment hadn’t been made in more than 30 days. Per servicer comments dated 12/22/2015, the borrower submitted documents for a modification review due to medical reasons. The borrower failed to submit all required documents and the file was closed on 3/24/2016.

XXX	XXX	44E30F67-E158-471E-B0C8-5AEFF41CAE09	No	N/A	N/A	N/A
XXX	XXX	0F543680-36CB-4DAC-BD83-808F3897F313	No	N/A	N/A	N/A
XXX	XXX	B709F78A-E029-44B4-9D9D-7B6FE69A56E1	No	N/A	N/A	N/A
XXX	XXX	F3EB20A1-F0A8-45ED-87EC-BC7DC3829E66	No	N/A	N/A	N/A
XXX	XXX	337815FF-64FC-4656-9B00-F7F54441FD78	No	N/A	N/A

Commentary reflects the 2015/2016 taxes are delinquent in the amount of $2,773.38; the borrower cured the delinquent taxes, proof of payment was received on 6/19/2016. A notice of cancellation was received from the hazard insurance company on 6/8/2016 with an effective date of 8/1/2016; an insurance binder was received on 8/29/2016.

XXX	XXX	41567BE4-BC20-4BA7-A715-482B8CA61C97	No	N/A	N/A	N/A
XXX	XXX	53FD1CE2-A763-4A1B-B871-F774FE877D20	No	N/A	N/A	A hazard insurance cancellation notice was received on 11/16/2015 and lender placed insurance was implemented.
XXX	XXX	1EBEE45C-F16A-4A5A-823E-362F0BAF3321	No	N/A	N/A

A reinstatement notice was received from the hazard insurance company on 5/3/2016 effective 4/19/2016. A demand notice was sent to the borrower on 6/2/2016. Commentary dated 6/24/20106 indicates the borrower sent a check for $924.59 for his account. The funds had been misapplied to a different account number which paid off. A non-recoverable payment advance was applied to the correct account. A cancellation notice was received from the hazard insurance company on 8/31/2016 effective 9/7/2016; an insurance binder was received on 10/7/2016.

XXX	XXX	7B1E0BC8-4859-44D3-AB65-25A80EF11223	No	N/A	N/A	N/A
XXX	XXX	39E5938C-F253-431E-AAB1-DD0F1D469D23	No	N/A	N/A

A demand letter was sent to the borrower on 8/2/2016. Commentary dated 8/5/2016 indicates the borrower requested a payment extension but was advised that they did not qualify due to the reason for default was not resolved. The reason for default was that the borrower had filed for medical bankruptcy and has medical issues.

XXX	XXX	5D2F6BFE-DAB6-4BD9-B7F2-39F3973933A6	No	N/A	N/A

Per the notes on 06/01/2016 an exterior BPO was completed on 05/30/2016 with an as is value of $255,000.  On 01/22/2016 the borrower expressed an interest in a loan modification and the intentions were to keep the property, however there is no active loss mitigation on the account.

XXX	XXX	BFAB1701-3B4C-4A7B-BA93-9C57950D8765	No	N/A	N/A	N/A
XXX	XXX	8BA55BB2-3466-44C4-8188-4C83043129EF	No	N/A	N/A	N/A
XXX	XXX	201A55AB-975E-497E-AD53-A3641A72094A	No	N/A	N/A	A demand letter was sent to the borrower on 2/3/2016. An exterior BPO was completed on 2/11/2016 which reported an as-is value of $170,000.
XXX	XXX	D7DB0369-386C-485A-BF19-0D5F3A3A51A9	No	N/A	N/A	N/A
XXX	XXX	035A7FBE-C38B-464D-9531-BFE259164E69	No	N/A	N/A	No property inspections were conducted during the review period. As per a conversation with the borrower on 08/29/2016, the borrower advised the subject property is owner occupied.
XXX	XXX	41DA7A51-0FFF-46AD-A3B7-0C083ECAC5AB	No	N/A	N/A

Commentary dated 11/07/2016 indicates the Servicer received a Tax Sale Notice; a tax lien was filed against the subject property due to unpaid real estate taxes on a missing parcel. The legal description of the subject mortgage reflects two parcels of land; however, XXX only located one parcel. The missing parcel was added; authorization was received to pay the tax lien and legal fees. The lien release was received on 11/10/20196 from the law office and the missing parcel has been added to subject account; all delinquent taxes/liens have been cured. An exterior BPO was conducted on 01/13/2016 which reflects an as-is value of $179,900.00.

XXX	XXX	F17E6642-1CF0-4D73-A3DB-CA6B7409E9F6	No	N/A	N/A

As of 11/14/2016, the account is under Exception Review in loss mitigation for retention option consideration; no underwriting results were detailed.  An exterior BPO dated 02/13/2016 reflected an as-is value of $165,000.

XXX	XXX	BE347721-DFB4-45E4-898E-7C844E12C69B	No	N/A	N/A

Commentary dated 10/19/2016 indicated that a Home Affordable Modification Plan package was sent to the borrower requesting documentation to have the account considered for retention options; no further details were disclosed.

XXX	XXX	7B6F9D90-C6C6-4857-A328-61ACCD1DBB38	No	N/A	N/A	Minimal borrower contact has been established with the borrower within the review period due to the current status of the account. No property inspections have been conducted within the review period.
XXX	XXX	E0B66DE3-3404-4B6F-A22B-0BD8106691D9	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as curtailment of income. The borrower has resolved the delinquency of the account. As per a conversation with the borrower on 05/19/2016, the borrower requested a second modification review and/or extension; the Servicer advised an extension is not available as the account has reached the maximum amount of extension for the life of the loan. The borrower was advised to apply for modification; however, the modification workstation was closed on 06/08/2016 due to no documentation received. No property inspections have been conducted within the review period.

XXX	XXX	AA29F1F4-4E52-42B9-90B4-8DC680BF6A0C	No	N/A	N/A	The account was previously delinquent; the reason for default was cited as curtailment of income. The borrower has cured the delinquency of the account.
XXX	XXX	FB40EBAE-20C5-491A-857D-4FEF9CEC4AA1	No	N/A	N/A

The last property inspection was completed on 02/10/2016.  The property was reported as owner occupied and in fair condition.  Comments on 05/05/2016 indicate that hazard insurance is in place effective from 05/19/2016 to 05/19/2017 with coverage amount of $231,000. Additionally, an exterior BPO was completed on 05/30/2016 with an as is value of $185,000.

XXX	XXX	35E64E98-CA40-4EC5-9D46-A2F0FE35D46D	No	N/A	N/A

Comments on 11/07/2016 indicate that the subject property is a possible impact FEMA disaster area.  No other details are noted.  There is no evidence of a property inspection being completed or an insurance claim being reported.

XXX	XXX	77205CF5-0739-49B6-894F-811DA79530B0	No	N/A	N/A	N/A
XXX	XXX	90206A40-4649-4329-BF5B-67E00DD49FC8	No	N/A	N/A

Comments on 06/20/2016 indicate the receipt of the reinstatement of the hazard insurance with a issue date of 06/14/2016.  There is no lapse in coverage. Comments on 06/24/2016 indicate that an exterior valuation was completed on 03/02/2016 with an as is value of $188,000.  Comments on 06/27/2016 indicate the receipt of the death certificate for the non-borrower.  Date of death is not noted. Additionally, the last property inspection was completed on 07/29/2016.  The property was reported occupied and in good condition.

XXX	XXX	ECC9C5BE-D03D-4CB3-A648-FC61742F1E35	No	N/A	N/A	Notes dated 9/29/2016 indicate the subject property is located in a FEMA disaster zone. No property inspections were conducted during the review period.
XXX	XXX	B9D2182D-D4AF-4429-A50E-DFFB0C4E913C	No	N/A	N/A

The last contact from the borrower was 11/09/2016 to make a payment in the amount of $2009.24.  The borrower advised on 06/06/2016 the previous reason for default was due to payment increase from adjustment and marital issues.  Multiple Home Affordable Modification Plan solicitations were sent which the borrower was unresponsive to.  No property inspections were conducted during the review period. As per a conversation with the borrower on 10/12/2016, the borrower advised the subject property is owner occupied.

XXX	XXX	91FE9026-9D3D-4F9D-861E-B04BEBE62EF1	No	N/A	N/A	N/A
XXX	XXX	B86B91AE-9DC2-4DD3-980C-6F0B932A4130	No	N/A	N/A	N/A
XXX	XXX	4532DDFD-5E3B-4EFF-8F45-23BD92A6F3F9	No	N/A	N/A	An exterior BPO was conducted on 05/29/2016 reflecting an as-is value of $72,000.00. Commentary dated 10/13/2016 indicates the subject property is located in a FEMA declared disaster area.
XXX	XXX	8FBF08F1-DD23-48DA-B12B-B21FCD2077F1	No	N/A	N/A	Per notes on 11/4/2015 a BPO completed on 8/21/2015 reported the property is owner occupied and is valued at $122,000.
XXX	XXX	8A86D2DF-80CC-4AE4-B868-03F470F698D7	No	N/A	N/A	Comments on 10/11/2016 indicate that the property may be in a possible FEMA disaster impact area. Comments on 12/08/2015 indicate a BPO dated 06/13/2015 with an as-is value of $530,000.
XXX	XXX	22011D7B-D139-49F0-B91A-38095A445F9B	No	N/A	N/A	The borrower advised the previous reason for default was unexpected expenses; resolved. An exterior BPO completed 05/26/2016 reflected an as-is value of $215,000.
XXX	XXX	52F72A1A-71CD-430F-BF70-0F386055CCF8	No	N/A	N/A	N/A
XXX	XXX	CC3724B4-A7BC-41E9-8594-0FD1F6FEE759	No	N/A	N/A	Per comments dated 11/1/2016 the property is located in an area with possible impact from a FEMA disaster, however is no mention of any damages to the property.
XXX	XXX	EB6B2B78-FEF9-403E-9EAF-34DCAC85C4C8	No	N/A	N/A	N/A
XXX	XXX	2FB6C1E3-DD5B-4898-AAC8-43EEBAF6A6AF	No	N/A	N/A	N/A
XXX	XXX	12BE75CD-6325-42DA-A948-55683DC5596B	No	N/A	N/A	N/A
XXX	XXX	50318EB7-F2B1-4B4E-9970-1698716A4406	No	N/A	N/A	Extension offer letters were sent to the borrower on throughout the servicing review period. A home affordable modification package was sent to the borrower on 7/5/2016; no response from the borrower.
XXX	XXX	199FBC0A-2AB2-4E3E-946D-C499D94E7CBE	No	N/A	N/A	A skip trace was completed on 10/06/2016 that resulted in a new contact number.
XXX	XXX	6BC9A285-83C8-4371-ABEC-4D6FF7605E39	No	N/A	N/A	N/A
XXX	XXX	8D46BB44-0116-4A14-A867-6E4EE7923691	No	N/A	N/A

Comments on 02/26/2016 indicate that the loan was a repurchase from XXX with an activated funded date of 01/XX/2016. Comments on 03/29/2016, 04/04/2016 and 04/13/2016 indicate that a HAMP package was sent tot he borrower; however, there is not evidence of the borrower pursuing this loss mitigation option.

XXX	XXX	4D235274-7628-4081-9284-EA504FAFA08B	No	N/A	N/A	An exterior BPO was completed on 07/21/2016 reflecting an as-is value of $76,900.00.
XXX	XXX	170F5200-00A4-4BA7-8858-1B5D5E2FA444	Yes	Property Damage

Commentary dated 05/11/2016 indicated that a homeowner’s insurance claim was filed for hail damages sustained to the subject property; date of loss was 04/29/2016.  As of 10/26/2016, there is no evidence of repairs being 100% completed or the claim being closed.  Additionally on 10/26/2016, the Letter of Request, Letter from Insurance Carrier, Adjuster’s Worksheets were uploaded and the active claim is pending inspection for completed repairs.

N/A
XXX	XXX	ACF7D158-C26C-4B58-B9D9-7F74CEFD93EE	No	N/A	N/A	Commentary on 12/14/2015 indicates the co-borrower is deceased as of November 2015.
XXX	XXX	F12ED6AD-4F02-45DA-B970-CE76A186BF6C	No	N/A	N/A	N/A
XXX	XXX	3792520E-11CB-4CC0-94F5-07B361C93793	Yes	Modification in Process	The loan is currently under review for a modification. As of 11/08/2016, underwriting is awaiting missing documents.	An exterior BPO was completed on 12/22/2015 which reported an as-is value of $75,000.
XXX	XXX	B78BB6CC-95C7-4BF1-A7F4-0765C428E255	No	N/A	N/A

Per comments on 12/21/2015, the BPO dated 12/15/2015 has an as is value of $125,000.00.  Comments on 10/11/2016 indicate that  the property is in a possible FEMA disaster area; however, there is no evidence of  reported property damage, a property inspection or an insurance claim being filed.

XXX	XXX	01569E91-5E8E-44DC-B654-DCF1977E4FCD	No	N/A	N/A	N/A
XXX	XXX	2C5F0D06-7076-420A-B7BE-546215F439A0	No	N/A	N/A	Comments on 07/25/2016 indicate that an exterior BPO was completed on 07/22/2016 with an as is value $234,000.
XXX	XXX	A6F4FA40-4A40-43D6-9874-6270097B284D	No	N/A	N/A	N/A
XXX	XXX	058A99BA-C1C5-463F-A341-DACBBE3FF4D6	No	N/A	N/A	Per comments on 10/26/2016, property may be impacted by a FEMA disaster. No damages have been reported to the property.
XXX	XXX	ABDAB1E6-424B-4C52-A0BA-6A6F60558522	No	N/A	N/A	N/A
XXX	XXX	5E7645EA-D36E-49B2-8A6B-4C58F4AAA355	No	N/A	N/A	The account was previously delinquent; the reason for default was cited as curtailment of income. The delinquency of the account was cured by modification.
XXX	XXX	D7F05A21-C870-4E3D-BB5C-09D37DE47299	No	N/A	N/A	N/A
XXX	XXX	9258D774-AD07-4E84-881F-C2B0836DB2F3	No	N/A	N/A	N/A
XXX	XXX	893DB155-65B7-4897-94DB-1DCB8B5987CE	No	N/A	N/A

Per commentary dated 10/17/2016 the borrower called in to inquire if the 2nd lien holder could foreclosure if the borrowers were unable to fulfill their obligation and the servicer advised the borrower that it was a possibility and that they should communicate with the 2nd lien holder.

XXX	XXX	5584A7D5-175A-4B90-BBDA-F13ECBC33B1F	No	N/A	N/A	An exterior BPO was conducted on 03/23/2016 reflecting an as-is value of $53,000.00. Commentary dated 10/13/2016 indicates the subject property is located in a FEMA declared disaster area.
XXX	XXX	4902940E-EFC3-4361-8A0E-FA24FD2650B4	No	N/A	N/A	Per comments on 6/12/2016, a BPO was completed on 5/27/2016 with an as is value of $124,000.
XXX	XXX	A984D25A-0A63-44B7-A37D-EEB49CF4926E	No	N/A	N/A	An exterior BPO was completed on 05/26/2016 reflecting an as-is value of $94,900.00.
XXX	XXX	50FE4084-6092-4C6A-93F4-3ABE2A3B26AA	No	N/A	N/A

The account was previously delinquent; the reason for default (RFD) was cited as unexpected expenses. As per a conversation with the borrower on 02/02/2016, the borrower advised RFD was resolved and cured the delinquency of the account. An exterior BPO was conducted on 01/13/2016 reflecting an as-is value of $131,000.00.

XXX	XXX	28F8403C-4C0A-4CF3-802A-2EF1DC50AD14	No	N/A	N/A	An Exterior BPO was completed on 05/31/2016 reflecting an as-is value of $85,000.
XXX	XXX	213B67E3-1C02-417A-8BE7-891A6DF3315E	No	N/A	N/A	An exterior BPO was conducted on 03/21/2016 reflecting an as-is value of $99,500.00.
XXX	XXX	A8E60979-5B19-4679-8D26-B1CA356C52B5	No	N/A	N/A	N/a
XXX	XXX	7C71AB9C-62BC-41A6-915A-739C05DEA36B	No	N/A	N/A	N/A
XXX	XXX	929450E1-B2E1-428C-9DC0-390B2F903749	No	N/A	N/A	N/A
XXX	XXX	7C5E831B-B782-4B10-B09C-C04192A83D6F	No	N/A	N/A	There are no issues identified with this loan. The notes do not indicate that an inspection was completed during the review period.
XXX	XXX	AA20996E-EB66-4DB0-95A2-A8CF359CC5B0	No	N/A	N/A	An exterior evaluation was completed on 07/21/2016 with an as is value of $250,000
XXX	XXX	8DDF8933-E5EF-4ED7-B86C-67FDAF50B518	No	N/A	N/A

On 01/19/2016 and 02/17/2016, extension offers to apply were sent to the borrower.  Comments on 02/11/2016, 02/12/2016, 03/10/2016 and 03/11/2016 indicate that HAMP packages were sent to the borrower; however, there is no evidence of the borrower responding to any of the offers

XXX	XXX	85EE1516-2E70-4E38-92B6-20F1AFAC868F	No	N/A	N/A	N/A
XXX	XXX	E0D8B5D6-BD25-4F62-A11E-11F394738609	No	N/A	N/A	The account was previously delinquent; the reason for default was cited as slow receivables. The borrower cured the delinquency of the account.
XXX	XXX	8E458261-ADB0-4ED9-95E5-7C0A69D55A51	No	N/A	N/A	Commentary dated 10/25/2016 indicates the subject property is located in FEMA declared disaster area; there is no evidence of property damage.
XXX	XXX	16564254-8E6C-48FA-9034-44A833777334	No	N/A	N/A	The account was previously delinquent; the reason for default was cited as medical expense. A one month extension cured the delinquency.
XXX	XXX	7923C13B-0974-4290-85D0-B7FE8E110B02	No	N/A	N/A

The account was previously delinquent; the reason for defaulted (RFD) was cited as curtailment of income due to temporary unemployment. As per a conversation with the borrower on 09/01/2016, the borrower advised the RFD has been resolved.

XXX	XXX	E0571D2F-9B71-48A3-BA19-D767ACFFCD86	No	N/A	N/A	Notes dated 11/7/2016 indicate the subject property is located in a FEMA disaster zone. There have been no damages reported to the property.
XXX	XXX	E04C1D93-CB3C-443C-A0B6-FCD4DAA99CAE	No	N/A	N/A	The most recent skip tracing efforts were completed 7/6/2016.
XXX	XXX	406DA13C-373D-4469-AC6B-5E4231888FE3	Yes	Property Damage

Commentary dated 04/07/2016 indicates the subject property sustained damages due to flooding. The authorized third party advised all repairs have been completed by the borrower; there is no evidence of an insurance claim being filed. No further information is disclosed in regards to the damage.

The account was previously delinquent; the reason for default was cited as overextension which has been resolved. The borrower was working with authorized third party, XXX, for loss mitigation efforts; the delinquency of the account was cured by an extension agreement. Commentary dated 03/16/2016 indicates the subject property is located in a FEMA declared disaster area.

XXX	XXX	E7D5DDB0-29B6-41D7-8B51-62540292BB87	No	N/A	N/A	Notes dated 6/27/2016 indicate the subject property is located in a FEMA disaster zone. There were no reported damages to the property.
XXX	XXX	20B6F022-0C02-474C-BBE4-9D02F77C27CA	No	N/A	N/A	N/A
XXX	XXX	48524A8C-1E7A-4F1A-8B42-AC0B73E77DB1	No	N/A	N/A	Verbal and written third party authorizations were provided throughout the servicing review period.
XXX	XXX	6219E586-BBA0-4880-A57B-C4C5E3328BE4	No	N/A	N/A

Demand letters were sent to the borrower on 11/3/2015, 11/30/2015, 1/5/2016 and 3/1/2016. An exterior broker’s price opinion was ordered on 2/24/2016 and received on 2/26/2016. Notes dated 6/30/2016 indicate the subject property is located in a FEMA disaster zone. Commentary dated 10/24/2016 states that one of the borrowers had passed away.

XXX	XXX	A88BA72F-77EE-418C-A64B-C88FC749A2B2	No	N/A	N/A	N/A
XXX	XXX	ECD8792A-51F8-4611-A1F4-4F91C6DC3522	No	N/A	N/A	Notes dated 3/14/2016 indicate the subject property is located in a FEMA disaster zone. No damages to the property were reported.
XXX	XXX	C0927AA1-6E47-4699-B69F-90318889F4A0	No	N/A	N/A	Notes dated 11/25/2015 indicate the subject property is located in a FEMA disaster zone. However, no damages to the subject property have been reported.
XXX	XXX	6996C85C-C8B8-40A5-B86C-9FEA354BD782	No	N/A	N/A	N/A
XXX	XXX	A65FF463-8D51-4485-9CEC-8DEEB0750C61	No	N/A	N/A	N/A
XXX	XXX	11CA071B-AA33-44E5-9D98-5D12827E0783	No	N/A	N/A	A BPO dated 5/26/2016 reflected an as-is property value of $511,000.
XXX	XXX	62FE027D-301F-4EDA-864F-AC35200A6168	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as temporary unemployment. The delinquency was cured by an extension agreement. An exterior BPO was completed on 05/27/2016 which reflects an as-is value of $118,000.00.

XXX	XXX	93937F6F-7B21-4AAC-BF1A-D4DF4F40A526	No	N/A	N/A	A demand letter was sent to the borrower on 5/31/2016.
XXX	XXX	B126A349-8ED7-49D8-BB80-E9EA024EC7B2	No	N/A	N/A	Commentary dated 11/24/2015 indicates one of the borrowers is deceased.
XXX	XXX	EB5B4DE3-7125-416D-B4AA-20A5AF99ABA6	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as overextension. The delinquency was cured by modification. No property inspections were completed within the review period; however, as per a conversation with the borrower on 11/04/2016 the borrower advised the subject property is owner occupied.

XXX	XXX	02B335C6-8666-4E74-BAEB-3E22A7AEE200	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as curtailment of income. The delinquency of the account was cured by modification. It was indicated on 03/XX/2016 there was a death certificate on file for the deceased co-borrower.  Commentary dated 11/25/2015 indicated “possible impact - FEMA Disaster Area” however there were no reported damages to the subject property or evidence of a home owner’s insurance claim being filed being disclosed.

XXX	XXX	78DA103B-EA32-41A5-B049-6B90DFB0FC1A	No	N/A	N/A	An exterior BPO dated 03/14/2016 reported an as-is value of $113,900.
XXX	XXX	4D8600B0-0AFE-483D-A95D-393950432D53	No	N/A	N/A

Commentary dated 09/29/2016 indicated “possible impact - FEMA Disaster Area” however there were no reported damages to the subject property or evidence of a home owner’s insurance claim filing being disclosed.  No property inspections were conducted during the review period.  As per a conversation with the borrower on 06/06/2016, the borrower advised the subject property is owner occupied.  An exterior BPO dated 05/27/2016 reported an as-is value of $205,000.

XXX	XXX	5B810E68-0986-41D4-9058-2CAA9DE67069	No	N/A	N/A	The previous reason for default was cited as curtailment of income. An exterior BPO dated 07/26/2016 reported an as-is value of $20,000.
XXX	XXX	993AAE8B-A414-4779-85C8-C0923186372D	No	N/A	N/A

The borrower advised on 12/07/2015 that there were minor repairs that include leaky faucets and roof issues; however, there is no further evidence of any significant damages being detailed or a home owner’s insurance claim being filed.  Commentary dated 12/11/2015 indicated that the co-borrower was deceased; additionally, copies of the death certificate and will were received.

XXX	XXX	A17FC175-E8EA-4504-804D-B25B5B4C801B	No	N/A	N/A	Further loss mitigation solicitations for an Extension and Home Affordable Modification Plan were sent which the borrower was unresponsive to.
XXX	XXX	1007AE4D-3DD4-434D-82D6-34D96FD8AA99	No	N/A	N/A	An exterior BPO was conducted on 05/31/2016 reflecting an as-is value of $96,000.00.
XXX	XXX	EE8C8746-7DD5-47BF-9497-E1028FDBAA47	No	N/A	N/A	Commentary dated 11/02/2016 indicates the subject property is located in a FEMA declared disaster area. An exterior BPO was conducted on 07/22/2016 reflecting an as is value of $309,000.00.
XXX	XXX	9BBBA2AF-409B-4C6C-99D5-03C90A1B9FDF	No	N/A	N/A	N/A
XXX	XXX	63A6549E-EF25-4B99-B8EB-2D3DB412DCBC	No	N/A	N/A	N/A
XXX	XXX	5B6C8362-B187-4053-9DC1-75D685AE9956	No	N/A	N/A	N/A
XXX	XXX	66377EE0-B926-482E-8E2D-473176F5494C	No	N/A	N/A	N/A
XXX	XXX	88BEAD06-B645-4CD4-A1AF-91CF1BF7B990	No	N/A	N/A	The account was previously delinquent; the reason for default was cited as curtailment of income. The delinquency of the account was cured by modification.
XXX	XXX	87024BE6-3B4F-4211-91F4-B5EC7041E554	Yes	Property Damage

The subject property sustained damages from lightning with a date of loss report as 07/17/2016. A claims check (check #XXX) for the amount of $1,978.46 for claim #XXX was mailed to the borrower on 08/25/2016. A second claims check (check #XXX) for the amount of $3,315.05 was mailed to the borrower on 11/08/2016. The extent and repair status of the damages are not disclosed in the commentary provided.

N/A
XXX	XXX	FC28575F-2FF2-4FC1-AE49-BEF6D6FF57C1	No	N/A	N/A	N/A
XXX	XXX	3AC5C016-0BBC-4DB7-9EB8-C45349C699D7	No	N/A	N/A	N/A
XXX	XXX	52940F7E-E938-4F13-B906-0AF7326C8F56	No	N/A	N/A	An exterior BPO was completed on 5/26/2016 with an as is value of $168,500.00.
XXX	XXX	DE4E2322-C84D-40F5-AD3F-2F8AD4043568	No	N/A	N/A	An exterior evaluation was completed on 07/21/2016 with an as is value of $190,000.
XXX	XXX	F554BEB4-DBEF-4DCB-A5C3-4CDF665FF1E5	No	N/A	N/A	N/A
XXX	XXX	0AD6FEC8-CAA9-4D95-9ADE-272492A1AF58	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as curtailment of income. The delinquency was cured by modification. An exterior evaluation was completed on 07/22/2016 with an as is value of $72,000.

XXX	XXX	75ABC15A-229D-43B9-94E9-48EE2BABF8AF	No	N/A	N/A	The account was previously delinquent; the reason for default cited as curtailment of income. The delinquency was cured by modification.
XXX	XXX	BC3EAE03-6146-4DDB-AD1E-221CB234C1D1	No	N/A	N/A	N/A
XXX	XXX	E8965018-8DA7-445D-BE2F-265FE9ACC740	No	N/A	N/A	N/A
XXX	XXX	24E88CBC-8867-45E2-BC98-8B66E9870CC8	No	N/A	N/A	An exterior BPO was completed on 04/13/2016 reflecting an as-is value of $395,000.00.
XXX	XXX	4CE41FF5-C40E-40C4-B5BF-1328F9986131	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as curtailment of income. The delinquency of the account was cured by modification. An exterior evaluation was completed on 07/24/2016 with an as is value of $73,000.  Comments on 09/23/2016 indicate that a skip trace was completed that resulted in a new contact number.

XXX	XXX	5A4CD183-40CE-427C-89BD-87EDE0990145	No	N/A	N/A	The account was previously delinquent; the reason for default was cited as curtailment of income. The delinquency of the account was cured by modification.
XXX	XXX	A80DA575-7FD3-410F-95A4-1E5B1EB9BE47	No	N/A	N/A

Notes dated 10/12/2016 indicate the subject property is located in a FEMA disaster zone. A loss draft check from the homeowner’s insurance company was received on 10/26/2016 in the amount of $3,988.56 for flood that occurred on 10/6/2015. The check was endorsed and released to the borrower on 10/28/2016 at which time the claim was classified as non-monitored and closed.

XXX	XXX	386BB008-239C-4E46-9C6D-AE2633369270	No	N/A	N/A	N/A
XXX	XXX	2979CDCE-6C9F-4943-AE67-B739F2F1A804	No	N/A	N/A	N/A
XXX	XXX	656C5D97-B3DC-460B-915B-2E2838C81A91	No	N/A	N/A	N/A
XXX	XXX	50BFAB2B-37DB-4E90-9A9E-D37F12DD48F3	No	N/A	N/A	N/A
XXX	XXX	D2DE8449-412B-48A6-97E9-525F792C48E5	No	N/A	N/A	An exterior BPO was completed on 02/04/2016 reflecting as-is value of $35,000.00.
XXX	XXX	F1CBABDF-83F7-4C6A-BDB7-CE638FBDA273	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as death of a family member. The borrower cured the delinquency of the account. An exterior BPO was conducted on 05/26/2016 reflecting an as-is value of $323,500.00.

XXX	XXX	33B002BA-B069-4CC0-A894-D7AF756CA385	Yes	Property Damage

Commentary dated 09/01/2016 reflects a conversation with the borrower who advised they were on a repayment plan for the repairs conducted to their septic system; repairs were estimated at $2,000.00. There is no evidence an insurance claim was filed; no further information is disclosed in regards the repair status.

An exterior BPO was conducted on 06/02/2016 which reflects an as-is value of $299,000.00. As per a conversation with the borrower on 10/03/2016, the borrower advised the subject property is owner occupied. During the conversation with the borrower on 10/03/2016, the borrower advised the reason for default is curtailment of income.

XXX	XXX	BB845F19-2060-4108-813F-4041E42E4924	Yes	Property Damage

Commentary dated 11/11/2016 indicates the subject property is located in a FEMA declared disaster area from Hurricane XXX. The subject property sustained damages with a date of loss reported as 10/07/2016 for wind/hurricane damages under claim number XXX. A claim check was received by the borrower on 11/08/2016 in the amount of $10,026.60; no further information is disclosed in regards to the damage sustained and/or repair status

N/A
XXX	XXX	AC34817A-A202-4A2E-9ED4-29C37A98B12B	Yes	Property Damage

Per comments on 5/7/2016, a call was received from a branch office regarding a claims check in the amount of $4,045.52 for fire damages occurring on 4/25/2016. The branch was advised that the homeowner would have to be present for claim check endorsement or written authorization would need to be provided for 3rd party to endorse. On 5/19/2016 a letter from the insurance carrier and adjuster's worksheet were received. A bid was received from the contractor on 5/26/2016. There are no further comments regarding the current status of the repairs to the property.

N/A
XXX	XXX	FD982BE8-87B0-421E-AAD8-8093596E87A9	Yes	Property Damage

There is a life of loan comment on 10/06/2015 that indicates that the property is in a possible FEMA impact disaster area.  Comments on 12/23/2015 indicate the receipt of a loss payee document.  Comments on 01/05/2016 indicate that the borrower advised that the insurance company would not be renewing the homeowner policy because they had a loss on the home.  Per the pay history, there is evidence of a hazard insurance disbursement in the amount of $1481; however, there is no evidence of the matter being resolved or details of the property loss.

exterior BPO was conducted on 07/21/2016 reflecting an as-is value of $104,000.00.
XXX	XXX	BA0BF64D-3E00-4B38-8004-CB421FA15781	No	N/A	N/A	An exterior evaluation was completed on 07/24/2016 with an as is value of $210,000.
XXX	XXX	615C96C0-71FD-4ED5-A075-E3E494D0F96B	No	N/A	N/A	Notes dated 11/7/2016 indicate the subject property is located in a FEMA disaster zone. There was no indication of damage to the subject property.
XXX	XXX	6A80B959-6081-4285-A368-7FFF71E305A6	No	N/A	N/A

A demand letter was sent to the borrower on 1/1/20106. Home affordable modification packages were sent to the borrower on 1/6/2016, 6/6/2016; no was no response from the borrower. Notes dated 10/11/2016 indicate the subject property is located in a FEMA disaster zone. There has been no damages reported to the subject property.

XXX	XXX	8CC09C58-E909-4E6B-AFB9-4C0E7ED344C1	No	N/A	N/A

A demand letter was sent to the borrower on 12/31/2015. A notice of cancellation was received from the hazard insurance company on 11/7/2016 with an effective date of 11/18/2016. No further comments were found indicating that the policy has been reinstated.

XXX	XXX	75E91B95-8CCC-444A-AE77-F917CF2113E4	No	N/A	N/A	A skip trace was completed on 11/02/2015 that resulted in a new contact number.
XXX	XXX	64138F09-D05F-4351-B123-14293DE29F80	No	N/A	N/A	N/A
XXX	XXX	F47D50E7-0E58-42DB-A217-6D06A9BCF922	No	N/A	N/A	An exterior BPO completed 01/12/2016 reflected an as-is value of $135,000.
XXX	XXX	182F0A73-A241-4A9B-A222-AEF8CC22D799	No	N/A	N/A	An exterior BPO completed 06/01/2016 reflected an as-is value of $185,000.
XXX	XXX	B5D234BB-3316-4BB1-8182-0004F33DFC18	No	N/A	N/A	N/A
XXX	XXX	5A999593-94EC-4475-A5C8-55A1B7C95AC9	No	N/A	N/A	N/A
XXX	XXX	F1C3DAEE-1171-4E4F-99D3-98EC504C8A36	No	N/A	N/A

An exterior BPO dated 02/25/2016 reflected an as-is value of $270,000.00.  A property inspection dated 03/17/2016 reported the subject in good condition and occupied.  Prior efforts for a potential Home Affordable Modification were declined as of 12/24/2015 due to no imminent default; additionally, commentary dated 03/24/2016 indicated the borrower declined to accept further retention options offered.

XXX	XXX	1930A09B-60BB-4B96-B7F9-8E5B3EF4EE55	No	N/A	N/A	An exterior BPO was completed on 01/16/2016 reflecting an as-is value of $70,000.00
XXX	XXX	60198168-DA1F-4FC8-A2FF-E69279F7348A	No	N/A	N/A	An Exterior BPO was completed on 01/18/2016 reflecting an as-is value of $200,000.00.
XXX	XXX	D4D42506-80A5-4B17-8CD2-C3766E46A98D	No	N/A	N/A

An exterior BPO was completed on 01/30/2016 with an as is value of $145,000.  Comments on 02/16/2016 indicate that the loan was declined HAFA due to borrower decline. Comments on 02/17/2016 indicate that the loan is not HAMP eligible. Loss mitigation efforts were closed on 02/19/2016. Comment son 09/27/2016 indicate that reinstate of hazard insurance was received.  Issued date is 09/26/2016 and effective 09/29/2016 with no lapse in coverage.

XXX	XXX	EB45DFD6-7BAF-4002-9D8E-871E5D440D68	No	N/A	N/A	An exterior BPO was completed on 03/16/2016, valuing the property at $770,000; however the occupancy of the property was not disclosed.
XXX	XXX	98355C39-3C97-434A-8DA4-28DE9B42F2B0	No	N/A	N/A	N/A
XXX	XXX	EFE6CE1A-0085-4358-8A24-4A8ABD62139E	No	N/A	N/A	An exterior BPO was completed on 05/26/2016 with an as is value of $111,000.
XXX	XXX	662B6C4E-0710-4704-B962-B6E90F0CBC56	No	N/A	N/A	An exterior BPO was completed on 05/30/2016, valuing the property at $90,000. No occupancy information was provided. There are no issues identified during the review period.
XXX	XXX	D159C564-7E04-4C7A-8D3E-363662FB08EA	No	N/A	N/A	An exterior BPO was completed on 06/01/2016 with an as is value of $91,000.00.
XXX	XXX	83AD40E4-EC89-431B-BED5-F6950535B5EC	No	N/A	N/A	An exterior BPO was completed on 07/24/2016 reflecting an as-is value of $180,000.00.
XXX	XXX	85DDE154-EC1C-4909-8072-36F284440217	No	N/A	N/A	An exterior BPO was conducted on 04/02/2016 which reflects an as-is value of $164,000.00.
XXX	XXX	4BFD294E-2EC7-4BE5-925B-DE96C4C2BB50	No	N/A	N/A	N/A
XXX	XXX	8FDA9270-BBAA-45C5-991C-7288048CE60C	No	N/A	N/A	N/A
XXX	XXX	36DEB65E-F9BA-410A-8B18-A113DA34028B	No	N/A	N/A	An exterior BPO was conducted on 11/05/2015 reflecting an as-is value of $85,000.00.
XXX	XXX	42F9390E-C370-4673-ABF8-9C62B0469C4A	No	N/A	N/A	N/A
XXX	XXX	F54C3312-E7C4-41B1-8AFF-296C08FFA0E2	No	N/A	N/A	N/A
XXX	XXX	E79EBB40-DCCC-42F3-9A9D-5D2CB03EB6B5	No	N/A	N/A

As of the beginning of the review period, the file was under review for a loan modification. The underwriter requested additional documents but the borrower did not submit them. The loan modification review was closed out on 11/30/2015.

XXX	XXX	4E2A0374-B6AE-45EE-8232-66FF11A69BD3	No	N/A	N/A	As per a conversation with the borrower on 04/12/2016, the borrower declined loss mitigation assistance to advise they will cure the delinquency of the account on their own.
XXX	XXX	E4B7C237-7D84-4369-946F-C6F34655CEE0	No	N/A	N/A

Commentary dated 04/05/2016 indicated a second delinquent tax letter was sent for 2014 property taxes to XXX County in the amount of $538.32; the issue was satisfied on 04/25/2016 as the borrower provided acceptable proof of satisfaction.

XXX	XXX	848623F0-FC7A-4E27-AB94-B9189E61F52F	No	N/A	N/A	Commentary dated 08/17/2016 indicates the subject property is located in a FEMA declared disaster area; there is no evidence of property damage.
XXX	XXX	34DBCACC-6399-489B-95F1-FB4A69ED2543	No	N/A	N/A	N/A
XXX	XXX	15C50D0D-7FF3-4CE2-A493-5666949E76F3	No	N/A	N/A

Comments on 01/22/2016 indicate that the subject property is in a possible FEMA impact disaster area; however, there is no evidence of reported property damage, a property inspection being completed or receipt of an insurance claim. Comments on 07/25/2016 indicate that an exterior evaluation was completed on 07/22/2016 with an as is value of $58,000.

XXX	XXX	65DCAD97-05B8-4108-A290-90951B5AE437	No	N/A	N/A	N/A
XXX	XXX	A5705657-10E4-4879-B306-A05ADDAF2D4C	No	N/A	N/A	Comments on 2/1/2016 and 5/3/2016 reflect delinquent water/sewer liens were paid from the escrow account. The amount of the two liens was not disclosed.
XXX	XXX	B73FD2A1-F6E9-4B80-8566-72F0E69F7E92	No	N/A	N/A	Demand letters were sent to the borrower on 5/2/2016 and 5/31/2016. A homeowners assistance modification solicitation package was sent to the borrower on 6/15/2016; no response from the borrower.
XXX	XXX	2F360343-EACF-4B39-9CC8-62428A2AA5DB	No	N/A	N/A

Hazard insurance cancellation and reinstatement notices were received throughout the servicing review period.  Comments on 09/23/2016 indicate the receipt of a reinstatement document. Issue date and effective date of 09/21/2016 with no lapse in coverage.

XXX	XXX	171DDE15-4D53-4FF0-8748-D9CFA4F22C8B	No	N/A	N/A

Home affordable modification packages were sent to the borrower on 1/7/2016 and on 2/11/2016, 3/24/2016, and 4/15/2016. The borrower submitted an incomplete package on 3/8/2016 and failed to submit a completed package. The reason for default was curtailment of income. The borrower previously requested loss mitigation assistance; a Home Affordable Modification (HAMP) Package was mailed to the borrower. Commentary reflects the borrower submitted an incomplete HAMP package; the borrower declined loss mitigation assistance with the intent to cure the delinquent on their own. The reason for default was cited as curtailment of income. No property inspections have been conducted within the review period; however, as per a conversation with the borrower on 06/06/2016, the borrower advised the subject property is owner occupied.

XXX	XXX	0B4BD849-98F5-4CB5-B860-B2BD23B5314E	No	N/A	N/A	N/A
XXX	XXX	D3A0F106-69DD-408B-803B-CBF8158DD87C	No	N/A	N/A	N/A
XXX	XXX	020C001F-2A4E-4090-A9BD-04EFA2638FCA	No	N/A	N/A	Homeowner assistance modification packages were sent to the borrower on 6/27/2016 and 9/12/2016. However, there has been no response from the borrower and the account is current.
XXX	XXX	2F240B3B-EEEE-4D79-B035-5514E7E2625C	No	N/A	N/A	Minimal borrower contact has been established within the review period due to the current loan status. An exterior BPO was conducted on 05/26/2016 reflects an as-is value of $95,000.00.
XXX	XXX	2438B4EA-1E00-41EA-91E0-DC3520B456DA	No	N/A	N/A	N/A
XXX	XXX	9E38AFE8-3A50-4A40-9BD8-B2FABA0D3803	No	N/A	N/A	N/A
XXX	XXX	9DA06289-46AB-4C00-B49B-1D538908DEC0	No	N/A	N/A	N/A
XXX	XXX	FBF351E3-AD8B-413E-A476-2A9C6FA082BD	No	N/A	N/A

On 10/19/2016 taxes were force paid from the escrow account for the years 2015-2016 in the total amount of $3,776.66. Per commentary dated 11/7/2016 the borrower called to advised the delinquent taxes were already paid. The servicer submitted a request to confirm and request refund of force-paid taxes.

XXX	XXX	96D63942-0BFF-4BBC-8F39-8E09CD05BC98	No	N/A	N/A

On 2/23/2016, the borrower raised a payment dispute regarding previous assessment of late fees and credit reporting. On 03/02/2016,  the borrower was notified that a correction was previously made on 08/20/2014 and there was no need for any credit reporting adjustments.  An exterior BPO completed 05/27/2016 reflected an as-is value of $68,000.

XXX	XXX	6A5F4912-B150-475F-B390-D3F20DF2A9F8	No	N/A	N/A	Per commentary dated 6/4/2016 the borrower advised the property is owner occupied. However, no property inspections have been completed during the review period to confirm occupancy.
XXX	XXX	2A8BB7BD-5BD9-4948-A600-12BB6F9F96A9	No	N/A	N/A	Per commentary on 11/11/2016, loan was identified as in a possible FEMA disaster area. There have been no damages reported to the property.
XXX	XXX	4E083080-D09D-434B-AF24-95A5D29DC8D7	No	N/A	N/A

Per commentary on 11/11/2016, the loan was identified as it being in a possible FEMA disaster area; however, there is no evidence of reported property damage, a property inspection or an insurance claim being filed.

XXX	XXX	45FF541E-ADEB-43EF-9FC9-B96945EF30D4	No	N/A	N/A	N/A
XXX	XXX	1C05781F-BB85-416E-938D-801639353FEC	No	N/A	N/A	N/A
XXX	XXX	CB476C5F-D8AA-479B-A779-937991D21AA2	No	N/A	N/A

The account was previously delinquent due to overextension; the reason for delinquency was resolved per commentary dated 11/03/2015. Several solicitations of the Home Affordable Modification were mailed to the borrower with no response. No property inspections were conducted during the review period. As per the last point of established contact with the borrower on 10/08/2016, the borrower advised the subject property is owner occupied.

XXX	XXX	8A3060E8-E244-4C90-8E44-2B451FAC6C38	No	N/A	N/A	N/A
XXX	XXX	CF8116AC-FB0D-47A1-A356-C819DA9DB142	No	N/A	N/A	N/A
XXX	XXX	0DC73862-AC39-495D-8BAC-D9F1660AA5B5	No	N/A	N/A	N/A
XXX	XXX	867E1A17-2CD9-4995-9FA7-3EABF24F4916	No	N/A	N/A

The account was previously delinquent; the reason for default (RFD) was cited as illness of the primary mortgagor, the RFD has been resolved. The borrower cured the delinquency of the account. Commentary dated 9/29/2016 indicates the subject property is located in a FEMA disaster zone. There was no indication of damage to the subject property.

XXX	XXX	F5039974-0FFA-4650-9920-EA7D63455A59	No	N/A	N/A

The account was previously delinquent; the reason for default (RFD) was cited as illness of the primary mortgagor. As per a conversation with the borrower on 04/25/2016, the borrower advised the RFD has been resolved and they would cured the delinquency of the account without loss mitigation assistance.

XXX	XXX	3896A6CA-ADDC-4F77-861A-BAD1161B27EE	No	N/A	N/A	N/A
XXX	XXX	ABC97308-FC4D-4AF1-8B6D-A2C1E2DDEA47	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as curtailment of income. The borrower has cured the delinquency of the account. No property inspections have been conducted within the review period; as per a conversation with the borrower on 07/12/2016, the borrower advised the property is owner occupied.

XXX	XXX	336C4995-3AF2-4ED2-875E-96B5CD94E4F7	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as curtailment of income. The borrower has cured the delinquency of the account. No property inspections have been conducted within the review period; however, as per a conversation with the borrower on 08/29/2016, the borrower advised the subject property is owner occupied. Commentary dated 08/17/2016 indicates the subject property is located in a FEMA declared disaster area; there is no evidence of property evidence.

XXX	XXX	22AC3DB5-FB29-46BF-B2D1-9DC76F50AFC2	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as curtailment of income. The borrower previously requested loss mitigation assistance; the account was approved for modification. The borrower declined the modification offer on 03/03/2016 and the loss mitigation was closed on 03/04/2016. No recent borrower contact has been established, despite skip tracing efforts. An exterior BPO was conducted on 04/09/2016 reflecting an as-is value of $190,000.00.

XXX	XXX	0C7D2474-65DE-47C7-BD16-F95F0759C5A2	No	N/A	N/A	N/A
XXX	XXX	D4782B89-4358-4C65-AD5B-5738EC21670D	No	N/A	N/A	N/A
XXX	XXX	BE4E9A64-A05C-4BAB-AB13-2D4116FA1892	No	N/A	N/A	N/A
XXX	XXX	32D968EA-681D-4DD0-A7CC-3602B26A420A	No	N/A	N/A	N/A
XXX	XXX	ABAB7E75-9DCE-41FE-89EE-3263A19D385C	No	N/A	N/A	N/A
XXX	XXX	6F85C46B-901E-482C-A03D-D10A06105767	No	N/A	N/A	The account was previously delinquent; the reason for default was cited as death in the family. The borrower cured the delinquency of the account on their own.
XXX	XXX	C4AD7393-4A14-4B6B-A425-76C43452B403	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as death of primary mortgagor. The co-borrower cured the delinquency of the account. Home Affordable Modification solicitations were mailed to the co-borrower with no response. An exterior BPO was conducted on 05/28/2016 reflecting an as-is value of $215,000.00.

XXX	XXX	B77B158C-DD40-49E7-A214-5BD72BDDB9E2	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as illness of the primary mortgagor. Demand notices were mailed to the borrower on 11/12/2015, 12/14/2015 and 1/12/2016. The borrower has since cured the delinquency of the account.

XXX	XXX	B3E94BE8-2A19-418D-87B6-7A8C4FEB153A	No	N/A	N/A	The account was previously delinquent; the reason for default was cited as medical issues. The borrower declined loss mitigation options and cured the delinquency of the account.
XXX	XXX	38538AE3-FFA5-43C5-AEE8-FBAEFA7B2242	No	N/A	N/A	N/A
XXX	XXX	95810789-1442-4845-91D6-8CB42DFA7D40	No	N/A	N/A	The account was previously delinquent; the reason for default was cited as overextension. The borrower cured the delinquency of the account.
XXX	XXX	21C29EAB-3232-49FD-873C-3EC3E5580D74	No	N/A	N/A	N/A
XXX	XXX	45BE4CB3-C939-4139-919E-2050E1E9B3BF	No	N/A	N/A	N/A
XXX	XXX	167CD143-FE3C-4DCE-8BE1-38ECF72F535F	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as overextension. The borrower requested an extension; however, the borrower cured the delinquency of the account without loss mitigation assistance.

XXX	XXX	F0539841-DB7C-4D70-988B-57C9A3429F1B	No	N/A	N/A	N/A
XXX	XXX	E4723465-6418-4558-99E2-C0F8AE9C9DAB	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as unemployment. As per a conversation with the borrower on 10/04/2016, the borrower advised they will able to maintain their future contractual obligation.  The account was previously under assistance of the Hard Hit Fund (HHF); payments were received from the HHF from November 2015 through July 2016. The HHF assistance ended on 07/19/2016. Commentary dated 05/27/2016 reflects the 2011/2012 taxes are delinquent in the amount of $55.58; the collection commentary nor pay history do not reflect the delinquent taxes being cured.

XXX	XXX	25D21B9E-06F4-4869-AB98-7ADEA977A46E	No	N/A	N/A	N/A
XXX	XXX	3B289863-D68B-42C2-8612-EA273C2DC84F	No	N/A	N/A	N/A
XXX	XXX	F88E7D19-BC19-46ED-8F23-74AD7CBBA011	No	N/A	N/A

The account was previously delinquent; the reason for default was cited as unemployment. The borrower requested loss mitigation assistance; a Home Affordable Modification (HAMP) solicitation was subsequently mailed to the borrower. The documentation was returned Servicer; the account was denied modification due to missing documentation. Extension Offer Letter(s) were mailed to the borrower with no response. The borrower cured the delinquency of the account.

XXX	XXX	43E7471B-6D2A-4758-B68E-B6D0A2C0C73F	No	N/A	N/A	N/A
XXX	XXX	1CF656D1-BD2B-4B31-832F-CC7DA6D4F08C	No	N/A	N/A

The account was previously under review for an extension agreement; the extension was denied as the maximum deferred months has been reached on the subject account.  The borrower has cured the delinquency of the account.

XXX	XXX	8B418550-36E8-43EB-87C5-C065B5341D0B	No	N/A	N/A	N/A
XXX	XXX	432D34EA-5DA0-406E-8175-EDE5998E5D0C	No	N/A	N/A

The borrower contacted the Servicer on 08/24/2016 to request an extension agreement due to medical issues; the request was denied as the maximum deferred amount has been reached for the life of the loan. An exterior BPO was conducted on 05/18/2016 which reflects an as-is value of $109,900.00.

XXX	XXX	F8162E99-46EF-45EF-83EB-0549B71D99C9	No	N/A	N/A	N/A
XXX	XXX	A8F1E03B-F3B5-4065-9D5D-826AB172EC0F	No	N/A	N/A	N/A
XXX	XXX	94D2FA2D-5239-40E2-A5AD-582AFE58F025	No	N/A	N/A	N/A
XXX	XXX	DEE300D1-ED1F-4080-A1B2-3FA2BB99A770	No	N/A	N/A	The most recent skip tracing efforts were performed 10/12/2016; borrower's primary home number was updated.
XXX	XXX	9A8F731E-D4AC-4F79-9849-AE8A8C065FF1	No	N/A	N/A	N/A
XXX	XXX	846C274E-DC84-43A4-82AC-4AA55DFE2B8B	No	N/A	N/A	The previous reason for default was cited as curtailment of income. Multiple extension offers were sent, most recent being 10/11/2016, all of which the borrower was unresponsive to.
XXX	XXX	19522CF3-E112-456A-89EB-5236A10C1A32	No	N/A	N/A	There are no issues identified with this loan. Notes on 10/26/2016 indicate there was possible impact due to a FEMA disaster, but there is no mention of damage to the property.
XXX	XXX	998251D8-DDE0-434F-AFBF-1C468FA09C14	No	N/A	N/A

Home affordable modification packages were mailed on 3/3/2016 and 6/3/2016. There is no indication that the borrower applied for a home affordable modification. No property inspections were conducted during the review period.

XXX	XXX	0C7C52CF-8306-4A43-B27D-49B16648673F	No	N/A	N/A

Delinquency notices were sent to the borrower monthly throughout the review period. The reason for default was cited as curtailment of income. No property inspections were conducted during the review period. As per a conversation with the borrower on 05/31/2016, the borrower advised the subject property is tenant occupied.

XXX	XXX	C14956C7-D8D2-4A63-9EF8-921A14507015	Yes	Vesting Issue

Servicing comments on 12/17/2016 reference a vesting issue associated with this loan requiring all signors of the note to sign the loan modification documents. Servicing comments do not clarify if there is a vesting issue with the original note.

N/A

Loan Number	FK ID	Redacted Loan Number	Missing Comments Starting	Missing Comments End	Summary Comment	Added/Updated
XXX	XXX	7D990151-3FA5-447B-861B-5EC4E9ACBE6F

 FORECLOSURE: As of the beginning of the review period the foreclosure file was on hold due to the loan modification review. Comments on 11/27/2015 indicate that the foreclosure file was referred on 10/21/2013. The foreclosure sale was scheduled for 12/XX/2015 but was postponed to 2/XX/2016 due to the borrowers completing the trial plan payments. A request was submitted to the attorney to close and bill the file on 1/XX/2016 due to the completed loan modification and file was closed by the attorney on 1/XX/2016.
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per comments on 11/2/2015, loan was being monitored for third trial payment. The borrowers completed all three trial payments which were made on 9/2/2015, 10/2/2015 and 11/3/2015 in the amount of $2554.11 each. The final modification documents were drafted and sent to the borrowers on 12/28/2015. The executed modification documents were received from the borrowers on 1/5/2016. The modification was completed on 1/XX/2016 with the first payment due on 2/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per BPO completed on 11/13/2015, value of the property was $315,000.00.

12/8/2016
XXX	XXX	AB2F8B22-53F7-4D25-83D8-8C1FA33F8DC8

 FORECLOSURE: The account was referred to foreclosure prior to the review period; foreclosure proceedings were closed and billed on 01/XX/2016 due to modification of the account.
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 01/06/2016 with the first payment due on 02XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,002.96 from October 2015 through December 2015; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: No property inspections have been conducted within the review period; however as per a conversation with the borrower on 09/29/2016 the borrower advised the subject property is owner occupied.

12/8/2016
XXX	XXX	93D9BECB-0201-4390-A34F-AC1279EEF2B8

 FORECLOSURE: There is evidence of a prior foreclosure that was referred prior to the review period. Comments on 12/07/2015 indicate that the foreclosure sale that was scheduled for 12/xx/2015 was cancelled and the foreclosure was place on hold due to loss mitigation review. The foreclosure was closed and billed on 05/XX/2016 due to the completion of a loan modification.
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Comments on 12/07/2015 indicate that the loan was approved for a HAMP modification on 10/XX/2015. The loan was set -up on a three month trial modification plan for payments of $2068.05 from 12/1/2015 through 2/1/2016.  On 03/05/2016, the borrower was advised to continue to make trial payments while waiting for final modification agreement.  Final modification documents were sent to the borrower on 04/19/2016 and returned on 04/26/2016. The loan modification was booked and completed on 05/XX/2016 effective with a next due date of 05/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 02/01/2016 indicate that an exterior BPO was completed on 01/27/2016 with an as is value of $191,000. A property inspection was completed 05/10/2016 and the property was reported in good condition; however, the occupancy status was not disclosed.

12/8/2016
XXX	XXX	2F045EBD-8FF5-4C5E-B4ED-A36906844F47

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: A Chapter 7 bankruptcy was filed in 01/2010 and discharged in 04/2010.  Comments on 08/02/2016 indicate that the debt was not reaffirmed. No other details are noted in the commentary provided.
LOSS MITIGATION: A loan modification was booked and completed on 05/XX/2016 with a next due date of 06/XX/2016.  No other details are noted.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last property inspection was completed on 05/02/2016. The property was reported as owner occupied and in good condition.  Comments on 07/30/2016 indicate that an exterior valuation was completed on 07/28/2016 with an as is value of $26,000.

12/8/2016
XXX	XXX	86985C60-46EA-4A6B-A0DC-ED343D84C3BB

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: As of the beginning the review period this loan was in active Chapter 13 bankruptcy (case #XXX) which per comments was filed on 1/XX/2012. The plan was confirmed on 11/XX/2012 and meeting of creditors was on 4/XX/2012.Per servicer comments dated 10/31/2015, the notice of payment change with certificate of service was filed with the court on 10/XX/2016. There is no indication that the bankruptcy has been discharged/dismissed. The borrower is has been making regular monthly payments and is current.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	1D14BDFB-D451-497B-91C6-53DC128553B1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 01/04/2016 referenced a chapter 7 bankruptcy with reaffirmation (case number and filing date not provided) however it was further detailed on 07/XX/2016 “inactive/Non-reaffirmed Bankruptcy’.  No further details were disclosed.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 08/15/2016 indicated “possible impact - FEMA Disaster Area” however there were no reported damages to the subject property or evidence of a home owner’s insurance claim being filed being disclosed.

12/15/2016
XXX	XXX	93133E64-0191-44C0-B7EA-C1092376C539

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 01/05/2016 reflects the borrower previously filed for Chapter 7 Bankruptcy which was discharged; case number and filing/discharge date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 04/XX/2016 with the first payment due on 06/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,455.09 from February 2016 through April 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as curtailment of income. The account was brought current by modification. The borrower was working with authorized third party XXX; Letter of Authorization (LOA) expired on 05/11/2016, there is no evidence a new LOA has been received.

12/8/2016
XXX	XXX	7E025925-99C8-43AC-870F-FEF859F06609

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 01/21/2016 reference an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	4E5A9B4E-3638-4AB1-BBC0-15C092B225E2

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 02/08/2016 references an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	04252C6E-EED7-4AB8-BC68-DDC08F44BC6B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 02/12/2016 references an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	849860AA-A84C-49F8-9EFD-F551786F56FE

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 03/19/2016 references an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	309882DC-9EE1-4DCC-8904-1E3C85E0F9C0

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 03/31/2016 indicates the account is discharged from bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The 2015 property taxes were delinquent in the amount of $297.37; the delinquent taxes were force paid from escrow on 06/02/2016.

12/12/2016
XXX	XXX	385E8EF6-B0E6-479A-90B8-C80742846D52

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 04/06/2016 indicated a dismissed chapter 13 bankruptcy filing; however, the case number, filing and dismissal dates were not disclosed.
 LOSS MITIGATION: The account was previously approved for a modification with trial payments outside the review period; plan payments were from 12/01/2015 through 02/01/2016.  All trial plan payments were received and the Home Affordable Modification Plan was booked 03/XX/2016, completed as 03/XX/2016 with a first payment date of 04/XX/2016; however the terms upon completion were not disclosed.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: No property inspections were conducted during the review period. As per a conversation with the borrower on 03/05/2016, the borrower advised the subject property is owner occupied.

12/12/2016
XXX	XXX	B9CDA53C-1BAE-402E-8219-C7BF3B54E1CE

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 04/26/2016 referenced an inactive bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	10BFF941-EF4C-41F4-8956-BC50E2231D7A

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 05/16/2016 references an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	3D266CD2-6094-47C5-BFA4-31BE18AD1481

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 07/05/2016 indicates a prior bankruptcy was completed on 10/XX/2009; chapter, case number and filing dates are not disclosed in the commentary provided.
 LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification and brought current on 02/29/2016. The borrower was placed on a three month trial payment plan due in the amount of $444.28 from November 2015 through January 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: Commentary dated 12/31/2015 reflects the subject property sustained damage due to flooding of the downstairs. Commentary indicates the property adjustor visited the property and advised nothing could be done as the flooding is from rainwater due to unclean gutters. Commentary dated 02/02/2016 indicates the subject property is not located in a flood zone. No further information is disclosed in regards to the damage and/or repair status.
EXCEPTIONS: Commentary dated 12/31/2015 reflects the subject property sustained damage due to flooding of the downstairs. Commentary indicates the property adjustor visited the property and advised nothing could be done as the flooding is from rainwater due to unclean gutters. Commentary dated 02/02/2016 indicates the subject property is not located in a flood zone. No further information is disclosed in regards to the damage and/or repair status.
ADDITIONAL INFORMATION: The account was previously delinquent; the delinquency was cured on 02/29/2016 by modification of the account. The reason for default was cited as curtailment of income. No property inspections were conducted during the review period. As per a conversation with the borrower on 03/02/2016, the borrower advised the subject property is owner occupied.

12/6/2016
XXX	XXX	0AC9872E-D06D-4A06-B69D-B3C1B9C63818

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 08/02/2016 indicated an Inactive Bankruptcy Disclosure for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Multiple solicitations for a Home Affordable Modification Plan were sent, which the borrower declined to pursue.  No property inspections were conducted during the review period.  As per a conversation with the borrower on 10/04/2016, the borrower advised the subject property is owner occupied.

12/15/2016
XXX	XXX	DA9EDDBC-FFDD-4DD2-9C16-5866D8B9B611

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 09/06/2016 indicated an Inactive Bankruptcy Disclosure for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	FCCF005A-9C0A-42EF-BD8F-9E56DC754CD4

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 09/07/2016 references a chapter 7 bankruptcy that was discharged and non-reaffirmed; the case number, filing and discharge dates was not disclosed.
 LOSS MITIGATION: The account was previously approved on 03/XX/2016 for a modification with trial payments. The reason for default was cited as curtailment of income. All plan payments were received and the Home Affordable Modification Plan was booked and completed as of 08/XX/2016 however the terms upon completion were not disclosed.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A property inspection dated 08/04/2016 reported the subject in good condition and occupied.

12/8/2016
XXX	XXX	F3B251EF-2686-4216-BBF8-B32352EAA562

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 09/26/2016 indicated there was a prior chapter 13 bankruptcy (case number XXX, filing date not provided) that was discharged on 09/XX/16.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	AE1E08A0-33D3-495B-AE9A-019FF9955520

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 10/03/2016 indicated an Inactive Bankruptcy Disclosure for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	05E91A8C-B78E-4B74-A0F7-0FF6D08B92E4

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 10/06/2016 references an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	173D53A5-1D13-41E8-9DBE-FEC16D7E0363

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 10/25/2016 indicated an Inactive Bankruptcy Disclosure for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 08/10/2015 indicated the borrower contacted to request the funds they sent 07/30/2016, in amount of $1,003.23, be removed from being applied towards the previously applied principle only application and reapply towards the 09/01/2015 payment; it was indicated the request was granted and the principle application was removed and funds were applied for the 09/01/2015 payment with an effective date of 07/29/2016.

12/15/2016
XXX	XXX	2F7ADFD1-80A1-4C61-A029-1D8E2F513306

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 11/01/2016 indicated an Inactive Bankruptcy Disclosure for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 11/11/206 indicated possible FEMA Disaster due to Hurricane Matthew, however there were no reported damages to the subject property or evidence of a home owner’s insurance claim being filed being disclosed.

12/15/2016
XXX	XXX	D20685FE-6214-4AF9-83B8-BEAC60B2E1AD

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 11/27/2015 refers to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	2B0CA053-8DF5-470A-A805-35F5546A4456

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 11/9/2015 indicates the borrower filed for bankruptcy chapter 13 case #XXX on 9/XX/2012. As of 11/1/2016, pre-petition and post-petition monthly payments are being paid.
LOSS MITIGATION: The Pay History reflects a modification was completed prior to the review period on10/XX/2015 effective with the 11/XX/2015 payment. Commentary dated 11/3/2015 indicates the lender executed modification was mailed to the customer. Comments dated 12/21/2015 indicate the borrower inquired about applying for a payment extension. The borrower was advised that extensions were not available while in active bankruptcy
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Notes dated 10/25/2016 indicate the subject property is located in a FEMA disaster zone.

12/12/2016
XXX	XXX	CF8E0A90-5B34-4F49-ADCB-471979AB208E

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 12/11/2015 indicates the borrower previously filed bankruptcy; chapter, case number and filing/discharge date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: The borrower requested an extension due to fraudulent activity on their primary checking account which resulted in delinquency of the account.  A two month extension was declined on 07/12/2016 due to missing the signatures of both borrowers; the primary borrower advised the second borrower was deceased. The borrower submitted the death certificate for the second borrower. The two month extension was approved on 08/XX/2016, changing the due date from 07/01/2016 to being current and due for 09/01/2016. The account was previously modified by a Home Affordable Modification (HAMP) prior to the review period; the borrower agreed to discontinue the HAMP incentive to receive the extension agreement.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	642421EB-33EB-478F-B01C-76864890A0AF

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 12/24/2015 refer to a bankruptcy; commentary dated 1/25/2016 indicate an inactive bankruptcy. The bankruptcy chapter and/or case number were not disclosed within the review period.
LOSS MITIGATION: A modification was completed on this account prior to the servicing review period. Per notes dated 5/3/2016, an annual deferred principal reduction was posted to the account.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Home affordable modification packages were sent to the borrower on 12/31/2015 and on 1/11/2016; no response from the borrower.

12/6/2016
XXX	XXX	B8954031-24CE-480E-8BF8-CCE43F3432A2

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 12/7/2015 indicates that the account was previously in bankruptcy chapter 7 and was discharged without reaffirmation. Neither case number nor filing date was found during the review period.
LOSS MITIGATION: The account was being reviewed for a modification prior to the servicing review period and was pending documents from the borrower. The account was approved for a trial modification on 5/9/2016 and successfully completed on 8/1/2016. The final modification agreement was sent to the borrower for execution on 8/30/2016 and the modification was completed on 9/XX/2016. The reason for default was income curtailment due to borrower retired.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	EF65AF47-21C3-4264-9BD2-DCB3D825F4A1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary dated 9/6/2016 refers to bankruptcy chapter 7 filed on 5/XX/2012 and discharged on 9/XX/2012 without reaffirmation. No case number was found during the review period.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	08BDED0C-A0A0-4FE1-B9C8-5B529319A2BD

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary indicates the subject loan is under a non-reaffirmed Chapter 7 bankruptcy; case number and filing/discharge date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	43D1375A-3898-48FF-97B9-1F4A78A1B27B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary indicates the subject loan is under a non-reaffirmed Chapter 7 bankruptcy; case number and filing/discharge date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	D4533525-3DA2-4ED1-BADD-1F6788577B87

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary indicates the subject loan is under a non-reaffirmed Chapter 7 bankruptcy; case number and filing/discharge date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP); booked on 09/XX/2016 with an effective date of 10/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $320.78  from June 2016 through August 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as curtailment of income. The delinquency of the account was cured by modification.

12/12/2016
XXX	XXX	2B7E833F-1193-452C-B25A-52792F67F45B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary on 1/6/2016 indicated an inactive bankruptcy filing; the chapter, case number, filing and discharge/dismissal dates was not disclosed.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A BPO completed 07/25/2016 reported as values of $192,000.

12/8/2016
XXX	XXX	A884C51C-5E45-4391-BB55-D026403F0A84

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
LOSS MITIGATION: Per pay history HAMP incentives were applied in 12/2014 through 09/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was conducted on 07/21/2016 which reflects an as-is value of $250,000.00.

12/8/2016
XXX	XXX	209A16CA-365D-4980-8B5E-4DFD51E3C469

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	F6E31CC6-64E7-4730-97AF-25AEC5A27910

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	C17664F5-6A45-4324-9043-20379FD045CB

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	2CAD5937-D49F-4159-8E4E-3E12195A7BE5

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP); booked on 08/XX/2016 with an effective date of 08/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $747.13 from March 2016 through May 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	5A832B76-4CE8-47B5-A763-3170FFDB20F1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO date 10/29/2015 reported an as-is value of $45,000.00.

12/15/2016
XXX	XXX	9D06BCBB-AAB4-4B85-99D4-3BBA25DD3B52

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 09/23/2016 indicates the co-borrower is deceased and has been removed from the subject account; date of death cited as 08/XX/2016.

12/15/2016
XXX	XXX	23584127-0619-48C4-AEBD-DCF5215344FA

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary reflects the 2015 taxes are delinquent in the amount of $1,140.48; the borrower cured the delinquent taxes, proof of payment was received on 09/20/2016. No property inspections have been conducted within the review period; however, as per a conversation with the borrower on 07/22/2016, the borrower advised the subject property is owner occupied.

12/12/2016
XXX	XXX	9A86FD9F-F6F5-436F-ADBB-EA62D339FACD

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: No property inspections have been conducted within the review period; however, as per a conversation with the borrower on 08/13/2016, the borrower advised the subject property is owner occupied.

12/12/2016
XXX	XXX	17454405-6DD6-49AB-8583-8904E9ABC6AC

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	134B75BD-1B68-41C1-B741-8E45B4C2D59A

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	AC1848B8-C62D-4A64-B35C-0298B59E68D6

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	88173E03-334A-462A-84C4-76E8AAA41CC1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	EFD7A3D8-3BBC-4598-B8D1-F7C197C977C1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	DDF8E966-CF6C-4B5E-8EB6-C5568EE90BC3

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	6A91A74D-3DEA-4A30-9F53-23A52CF0EB85

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	1E57C91C-B5BF-465F-AAB1-40B8079C28AA

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	069951B9-ECCB-4701-B164-B98391CD3F65

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	7898E9A0-E063-4665-A7F7-180C0DAFC2FE

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive Chapter 7 bankruptcy; case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided. Commentary dated 06/23/2016 indicates the bankruptcy is not reaffirmed.
 LOSS MITIGATION: The account was approved for a one-month extension; the extension was completed on 01/XX/2016 bringing the account current and due for 02/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as unexpected expenses. A one month extension agreement cured the delinquency of the account. An exterior BPO was conducted on 01/19/2016 reflecting an as-is value of $500,000.00.

12/15/2016
XXX	XXX	FE15EC36-A6A8-4182-A378-38A346E79417

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive/non-reaffirmed discharged Chapter 7 bankruptcy; case number and filing/discharge date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 05/XX/2016 with the first payment due on 06/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $2,996.69 from February 2016 through April 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as curtailment of income. The account was brought current by modification.

12/8/2016
XXX	XXX	4998F548-69EB-4057-97E5-56848104AA7E

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	D9E5754E-E346-452E-8184-7B5C282C2778

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects references to an inactive bankruptcy; chapter, case number and filing dates are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	CF68A50C-6925-4BC8-87E6-F9DEBCC28003

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary through indicated an inactive bankruptcy filing; the chapter, case number, filing and discharge/dismissal dates was not disclosed.
 LOSS MITIGATION: The last contact from the borrower was 11/04/2016 to discuss the terms of a prior modification that completed outside the review period and the payment increase; no terms of the modification were notated.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The borrower advised on 08/03/2016 that their spouse was deceased though the commentary did not detail if the deceased was a co-borrower; there is no evidence notated of a death certificate being received.  No property inspections were conducted during the review period.  As per a conversation with the borrower on 10/06/2016, the borrower advised the subject property is owner occupied.

12/8/2016
XXX	XXX	2A328D14-358A-45C9-912E-99081F20BDD1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary through indicated an inactive bankruptcy filing; the chapter, case number, filing and discharge/dismissal dates was not disclosed.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	4E8E8E07-354A-4594-A3CA-E2985565E35D

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary through indicated an inactive Chapter 7 bankruptcy filing; the case number, filing and discharge/dismissal dates was not disclosed.
 LOSS MITIGATION: Per pay history HAMP incentives were applied in 12/2014 through 10/2015 indicating this loan was modified. No other information on the loan modification is available within the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 01/22/2016 indicates the subject property is located in a FEMA declared disaster area.

12/12/2016
XXX	XXX	6B0636EF-A36E-4FFC-A08B-AA01B8585E84

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary throughout indicated Inactive Bankruptcy Disclosures provided for a prior bankruptcy; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Prior efforts for a potential extension on the account ceased as the borrower declined on 09/12/2016 to keep pursuing.  Subsequently, the borrower brought the account current by 09/28/2016.

12/15/2016
XXX	XXX	1AB2F59C-DF32-4A72-8340-E48EDBBB6E34

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Comments dated 2/19/2016 refer to a Bankruptcy chapter 7 filed on 3/XX/2005 and discharged on 6/XX/2005. No bankruptcy case number was found during the review period.
LOSS MITIGATION: Commentary dated 11/5/2015 indicates this account was on a forbearance plan prior to the servicing review period. The forbearance was effective from 6/XX/2015 through 7/XX/2016. Per servicer comments dated 6/2/2016, the loan was reinstated and removed from the repayment plan. The account was also modified prior to the review period. Per comments dated 10/6/2016, a step rate modification notice was sent to the borrower on 10/6/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A third party authorization was requested on 1/27/2016 and the borrower advised that the third party has power of attorney over their finances and medical.

12/8/2016
XXX	XXX	A3308C65-9DF5-431D-A115-5C3C054F5338

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Comments on 11/25/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
 LOSS MITIGATION: On 6/4/2016 the borrower requested an extension due to a temporary curtailment of income and the account was approved for a one-month extension on 6/XX/2016 for the 6/1/2016 payment.  The extension was booked on 06/XX/2016 with a next due date of 07/XX/2016
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 12/5/2015 indicates the borrower inquired about a payment extension due to expenses. The account was ineligible for an extension because a payment hadn’t been made in more than 30 days. Per servicer comments dated 12/22/2015, the borrower submitted documents for a modification review due to medical reasons. The borrower failed to submit all required documents and the file was closed on 3/24/2016.

12/15/2016
XXX	XXX	44E30F67-E158-471E-B0C8-5AEFF41CAE09

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Notes dated 11/10/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
LOSS MITIGATION: The account was approved for a three-month trial modification on 11/6/2015. The trial modification was successfully completed on 2/3/2016 and final modification agreement was sent to the borrower on 2/22/2016 and completed n 3/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	0F543680-36CB-4DAC-BD83-808F3897F313

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Notes dated 11/18/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
LOSS MITIGATION: The account was being reviewed for a modification prior to the servicing review period and was pending documents from borrower. The file was submitted to underwriting on 12/2/2015 and additional documents were requested from the borrower.  A trial modification was approved on 2/19/2015 and successfully completed on 6/1/2016. The final modification agreement was sent to the borrower for execution on 6/22/2016 and the modification was completed on 7/XX/2016. The reason for default was curtailment of income.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	B709F78A-E029-44B4-9D9D-7B6FE69A56E1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Notes dated 11/9/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
LOSS MITIGATION: The account was approved for a trial modification prior to the servicing review period. Commentary dated 11/2/2015 indicates the trial modification package was sent to the borrower. The trial modification was successfully completed on 2/XX/2016 and final modification agreement was sent to the borrower on 2/20/2016 and completed on 3/XX/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	F3EB20A1-F0A8-45ED-87EC-BC7DC3829E66

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Notes dated 12/12/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	337815FF-64FC-4656-9B00-F7F54441FD78

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Notes dated 12/29/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary reflects the 2015/2016 taxes are delinquent in the amount of $2,773.38; the borrower cured the delinquent taxes, proof of payment was received on 6/19/2016. A notice of cancellation was received from the hazard insurance company on 6/8/2016 with an effective date of 8/1/2016; an insurance binder was received on 8/29/2016.

12/15/2016
XXX	XXX	41567BE4-BC20-4BA7-A715-482B8CA61C97

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Notes dated 12/3/2015 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
 LOSS MITIGATION: Commentary dated 12/3/2015 indicates that the borrower inquired about a payment extension due to unexpected expenses. A one-month extension was approved on 12/XX/2015 with a next due date 01/XX/2016 . The loan extension was completed on 1/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	53FD1CE2-A763-4A1B-B871-F774FE877D20

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Notes dated 2/17/2016 refer to a bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A hazard insurance cancellation notice was received on 11/16/2015 and lender placed insurance was implemented.

12/15/2016
XXX	XXX	1EBEE45C-F16A-4A5A-823E-362F0BAF3321

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Notes dated 4/4/2016 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A reinstatement notice was received from the hazard insurance company on 5/3/2016 effective 4/19/2016. A demand notice was sent to the borrower on 6/2/2016. Commentary dated 6/24/20106 indicates the borrower sent a check for $924.59 for his account. The funds had been misapplied to a different account number which paid off. A non-recoverable payment advance was applied to the correct account. A cancellation notice was received from the hazard insurance company on 8/31/2016 effective 9/7/2016; an insurance binder was received on 10/7/2016.

12/15/2016
XXX	XXX	7B1E0BC8-4859-44D3-AB65-25A80EF11223

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Notes dated 7/12/2016 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	39E5938C-F253-431E-AAB1-DD0F1D469D23

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Notes dated 7/20/2016 refer to an inactive bankruptcy. No bankruptcy chapter or case numbers were found during the review period.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A demand letter was sent to the borrower on 8/2/2016. Commentary dated 8/5/2016 indicates the borrower requested a payment extension but was advised that they did not qualify due to the reason for default was not resolved. The reason for default was that the borrower had filed for medical bankruptcy and has medical issues.

12/15/2016
XXX	XXX	5D2F6BFE-DAB6-4BD9-B7F2-39F3973933A6

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Per the notes on 01/11/2016, the Chapter 13 Bankruptcy filed on 12/XX/2009 has been completed.  There are no further details about the bankruptcy.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per the notes on 06/01/2016 an exterior BPO was completed on 05/30/2016 with an as is value of $255,000.  On 01/22/2016 the borrower expressed an interest in a loan modification and the intentions were to keep the property, however there is no active loss mitigation on the account.

12/6/2016
XXX	XXX	BFAB1701-3B4C-4A7B-BA93-9C57950D8765

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: The borrower filed a chapter 13 bankruptcy case#XXX on 1/XX/2016. The chapter 13 plan was confirmed on 5/XX/2016. A proof of claim was filed on 6/XX/2016. The borrower had a prior chapter 7 bankruptcy case#XXX filed 8/XX/2012 which was discharged on 11/XX/2012. The current case remains active.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	8BA55BB2-3466-44C4-8188-4C83043129EF

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: The borrower filed Chapter 13 bankruptcy (case #XXX) on 2/XX/2014. The order confirming chapter 13 plan was entered on 8/XX/2014. The borrower also previously filed a Chapter 7 bankruptcy (case #XXX) on 12/XX/2015 which was discharged on 4/XX/2016.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	201A55AB-975E-497E-AD53-A3641A72094A

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: The borrower filed Chapter 13 bankruptcy (case #XXX) on 2/XX/2016. The case was dismissed on 2/XX/2016 due to the borrower failing to pay the filing fees. Commentary dated 2/4/2016 indicates the borrower had previously filed Chapter 13 bankruptcy (case #XXX) on 10/XX/2015 and dismissed on 10/XX/2015. Notes dated 2/9/2016 also indicate the loan previously had four bankruptcy cases filed: Case #XXX, #XXX, #XXX and XXX. No further information was found regarding the other three cases during the servicing review period.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A demand letter was sent to the borrower on 2/3/2016. An exterior BPO was completed on 2/11/2016 which reported an as-is value of $170,000.

12/15/2016
XXX	XXX	D7DB0369-386C-485A-BF19-0D5F3A3A51A9

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: The borrower filed Chapter 7 bankruptcy (case #XXX) on 10/XX/2015 prior to the review period. The bankruptcy was discharged without reaffirmation on 1/XX/2016 and closed on 1/XX/2016.
LOSS MITIGATION: Notes dated 2/17/2016 state that the borrowers are filing for divorce and inquired about a repayment plan to get the account current. The borrower verbally accepted a 9-month repayment plan effective 2/17/2016 through 10/25/2016. The repayment plan was successfully completed and the account was brought current. The reason for default was marital differences. Additionally, the pay history reflects a modification was completed prior to the review period on 2/XX/2015 effective with the 4/XX/2015 payment. A non-GSE HAMP incentive letter was mailed to the borrower on 12/3/2015 with calculation of the incentive eligibility.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	035A7FBE-C38B-464D-9531-BFE259164E69

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: The borrower filed for Chapter 13 Bankruptcy Case # XXX on 12/XX/2009. A proof of claim was filed in the amount of $5,339.04 which was paid in full, the plan was confirmed on 5/XX/2010 and the case was discharged on 8/XX/2016.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: No property inspections were conducted during the review period. As per a conversation with the borrower on 08/29/2016, the borrower advised the subject property is owner occupied.

12/8/2016
XXX	XXX	41DA7A51-0FFF-46AD-A3B7-0C083ECAC5AB

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: The borrower filed for Chapter 7 bankruptcy on 01/XX/2016 as case #XXX; the case was dismissed on 01/XX/2016 due to failure to complete the required filings. The borrower filed a Motion to Reinstate the Dismissed Case, the order was granted on 02/XX/2016 and the case was discharged on 04/XX/2016.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 11/07/2016 indicates the Servicer received a Tax Sale Notice; a tax lien was filed against the subject property due to unpaid real estate taxes on a missing parcel. The legal description of the subject mortgage reflects two parcels of land; however, the XXX only located one parcel. The missing parcel was added; authorization was received to pay the tax lien and legal fees. The lien release was received on 11/10/20196 from the law office and the missing parcel has been added to subject account; all delinquent taxes/liens have been cured. An exterior BPO was conducted on 01/13/2016 which reflects an as-is value of $179,900.00.

12/15/2016
XXX	XXX	F17E6642-1CF0-4D73-A3DB-CA6B7409E9F6

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: The borrower previously filed for a chapter 7 bankruptcy (case number and filing date not provided) that was discharged on 08/XX/2011.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: As of 11/14/2016, the account is under Exception Review in loss mitigation for retention option consideration; no underwriting results were detailed.  An exterior BPO dated 02/13/2016 reflected an as-is value of $165,000.

12/12/2016
XXX	XXX	BE347721-DFB4-45E4-898E-7C844E12C69B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: The borrower was advised on 10/10/2016 that due to the inactive bankruptcy filing, they may not be liable for the debt on the account; however, chapter, the case number, filing and discharge/dismissal dates were not disclosed.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 10/19/2016 indicated that a Home Affordable Modification Plan package was sent to the borrower requesting documentation to have the account considered for retention options; no further details were disclosed.

12/15/2016
XXX	XXX	7B6F9D90-C6C6-4857-A328-61ACCD1DBB38

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.                                                                                                                  LOSS MITIGATION: The account was modified prior to the review period on 10/XX/2015.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Minimal borrower contact has been established with the borrower within the review period due to the current status of the account. No property inspections have been conducted within the review period.

12/6/2016
XXX	XXX	E0B66DE3-3404-4B6F-A22B-0BD8106691D9

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION:  The account was modified prior to the review period on 8/XX/2010.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as curtailment of income. The borrower has resolved the delinquency of the account. As per a conversation with the borrower on 05/19/2016, the borrower requested a second modification review and/or extension; the Servicer advised an extension is not available as the account has reached the maximum amount of extension for the life of the loan. The borrower was advised to apply for modification; however, the modification workstation was closed on 06/08/2016 due to no documentation received. No property inspections have been conducted within the review period.

12/6/2016
XXX	XXX	AA29F1F4-4E52-42B9-90B4-8DC680BF6A0C

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION:  Per pay history HAMP incentives were applied in 12/2014 through 3/2015 indicating this loan was modified. No other information on the loan modification is available within the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as curtailment of income. The borrower has cured the delinquency of the account.

12/12/2016
XXX	XXX	FB40EBAE-20C5-491A-857D-4FEF9CEC4AA1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: A loan modification was booked and completed on 02/XX/2016 with a next due date of 03/XX/2016.  No other details are noted.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last property inspection was completed on 02/10/2016.  The property was reported as owner occupied and in fair condition.  Comments on 05/05/2016 indicate that hazard insurance is in place effective from 05/19/2016 to 05/19/2017 with coverage amount of $231,000. Additionally, an exterior BPO was completed on 05/30/2016 with an as is value of $185,000.

12/8/2016
XXX	XXX	35E64E98-CA40-4EC5-9D46-A2F0FE35D46D

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: A loan modification was booked and completed on 04/XX/2016. No other details are noted.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 11/07/2016 indicate that the subject property is a possible impact FEMA disaster area.  No other details are noted.  There is no evidence of a property inspection being completed or an insurance claim being reported.

12/8/2016
XXX	XXX	77205CF5-0739-49B6-894F-811DA79530B0

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: A loan modification was booked on 01/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	90206A40-4649-4329-BF5B-67E00DD49FC8

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: A loan modification was completed and booked on 08/XX/2016 with a next due date of 09/XX/2016.  No other details are noted.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 06/20/2016 indicate the receipt of the reinstatement of the hazard insurance with a issue date of 06/14/2016.  There is no lapse in coverage. Comments on 06/24/2016 indicate that an exterior valuation was completed on 03/02/2016 with an as is value of $188,000.  Comments on 06/27/2016 indicate the receipt of the death certificate for the non-borrower.  Date of death is not noted. Additionally, the last property inspection was completed on 07/29/2016.  The property was reported occupied and in good condition.

12/8/2016
XXX	XXX	ECC9C5BE-D03D-4CB3-A648-FC61742F1E35

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: A modification was completed on this account prior to the servicing review period. Home affordable modification packages were sent to the borrower throughout the review period with no response from the borrower.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Notes dated 9/29/2016 indicate the subject property is located in a FEMA disaster zone. No property inspections were conducted during the review period.

12/6/2016
XXX	XXX	B9D2182D-D4AF-4429-A50E-DFFB0C4E913C

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: A Step Rate Modification Notice was sent 11/09/2015, and 11/06/2016 regarding a previously completed modification; however, the terms of the modification were not disclosed during the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last contact from the borrower was 11/09/2016 to make a payment in the amount of $2009.24.  The borrower advised on 06/06/2016 the previous reason for default was due to payment increase from adjustment and marital issues.  Multiple Home Affordable Modification Plan solicitations were sent which the borrower was unresponsive to.  No property inspections were conducted during the review period. As per a conversation with the borrower on 10/12/2016, the borrower advised the subject property is owner occupied.

12/8/2016
XXX	XXX	91FE9026-9D3D-4F9D-861E-B04BEBE62EF1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: According to the notes on 11/02/2015, the borrower was approved for a loan modification on 08/XX/2015 with trial payments in the amount of $706.28 from 09/01/2015 through 11/01/2015.  The final modification was completed and booked on 02/XX/2016 with the next payment due on 03/XX/2016 .
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	B86B91AE-9DC2-4DD3-980C-6F0B932A4130

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: According to the notes on 11/05/2015, the borrower was making trial payments in the amount of $1469.67 due 10/01/2015 through 12/01/2015.  The notes on 12/17/2015 indicate that the HAMP loan modification was approved on 08/XX/2015.  The HAMP modification was booked and completed per the notes on 01/XX/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	4532DDFD-5E3B-4EFF-8F45-23BD92A6F3F9

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: An exterior BPO was conducted on 03/23/2016 reflecting an as-is value of $53,000.00. Commentary dated 10/13/2016 indicates the subject property is located in a FEMA declared disaster area.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was conducted on 05/29/2016 reflecting an as-is value of $72,000.00. Commentary dated 10/13/2016 indicates the subject property is located in a FEMA declared disaster area.

12/12/2016
XXX	XXX	8FBF08F1-DD23-48DA-B12B-B21FCD2077F1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: As of the beginning of the review period the loan was under review for loan modification. Notes indicate the loan had matured and no payments were being accepted until a plan was approved. On 12/10/2015 a trial modification plan was approved beginning 1/1/2016 through 3/1/2016 for 3 monthly payments of $560. The plan was set up and borrower was notified of approval on 12/14/2015.  All trial payments were received and the borrower returned the final executed modification agreement on 3/23/2016. The loan modification was booked on 3/XX/2016 effective with the 4/XX/2016 payment.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per notes on 11/4/2015 a BPO completed on 8/21/2015 reported the property is owner occupied and is valued at $122,000.

12/6/2016
XXX	XXX	8A86D2DF-80CC-4AE4-B868-03F470F698D7

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: As of the beginning of the review period, the lender was monitoring the loan for the 3rd trial payment. Per comments on 11/5/2015, all three trial payments were completed. Borrower was to make three trial payments beginning with 9/1/2015 in the amount of $2504.26. The trial payments were made on 8/31/2015, 9/30/2015 and 10/30/2015. The modification documents were drafted on 11/24/2015 and sent to the borrower for execution on 12/7/2015. The borrower returned the executed documents on 1/8/2016. The modification was completed on 1/XX/2016 with a first payment due of 2/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 10/11/2016 indicate that the property may be in a possible FEMA disaster impact  area.  Comments on 12/08/2015 indicate a BPO dated 06/13/2015 with an as-is value of $530,000.

12/15/2016
XXX	XXX	22011D7B-D139-49F0-B91A-38095A445F9B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Commentary dated 01/07/2016 referenced the account was approved and booked for an extension which brought the loan current; no further details regarding the extension were provided.  It was indicated on 11/20/2015 that the account was previously modified outside the review period, 12/XX/2012.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The borrower advised the previous reason for default was unexpected expenses; resolved.  An exterior BPO completed 05/26/2016 reflected an as-is value of $215,000.

12/8/2016
XXX	XXX	52F72A1A-71CD-430F-BF70-0F386055CCF8

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Commentary dated 08/23/2016 indicates a loan modification was completed in 2012; no further information is disclosed in regards to the modification.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	CC3724B4-A7BC-41E9-8594-0FD1F6FEE759

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Commentary dated 10/6/2016 reflects a notice was sent to the borrower regarding the step rate adjustment on the modification, however, no further modification details are evident during the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION:  Per comments dated 11/1/2016 the property is located in an area with possible impact from a FEMA disaster, however is no mention of any damages to the property.

12/6/2016
XXX	XXX	EB6B2B78-FEF9-403E-9EAF-34DCAC85C4C8

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Commentary dated 11/5/2015 indicates the account was on a forbearance repay plan prior to the servicing review period. The forbearance repay plan was completed on 6/15/2016 when the account was brought current. Comments dated 11/19/2015 state the reason for default was marital differences. The account was also modified prior to the servicing review period. Servicer comments dated 6/7/2016 indicate a step rate modification notice was mailed to the borrower.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	2FB6C1E3-DD5B-4898-AAC8-43EEBAF6A6AF

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Commentary dated 12/21/2015 indicates this account was modified prior to the servicing review period. The step rate modification notices were sent to the borrower on 12/21/2015 and 11/3/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	12BE75CD-6325-42DA-A948-55683DC5596B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Commentary dated 12/9/2015 indicates the borrower asked for a two-month payment extension and was subsequently approved for a one-month extension. The loan extension was completed on 1/XX/2016. The reason for default was unexpected medical expenses. Notes dated 3/5/2016 indicate the borrower was requesting another payment extension on the account due to child needing braces. The borrower was advised that they already had six extensions and offered other assistance but the borrower declined. Another extension was requested by the borrower on 8/22/2016 due to unexpected expenses. The borrower was advised that there has to be 12 months in-between extensions. A home affordable modification package was sent to the borrower on 8/30/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	50318EB7-F2B1-4B4E-9970-1698716A4406

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Commentary dated 6/27/2016 indicates the borrower inquired about deferring the 6/1/2016 payment due to a family medical emergency. A one month extension was approved on 7/XX/2016 with a next due date of 08/XX/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Extension offer letters were sent to the borrower on throughout the servicing review period.  A home affordable modification package was sent to the borrower on 7/5/2016; no response from the borrower.

12/15/2016
XXX	XXX	199FBC0A-2AB2-4E3E-946D-C499D94E7CBE

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Commentary reflects that the loan was approved for a repayment plan prior to the review period.  Comments on 05/31/2016 indicate that the repayment plan was set up for  09/23/2015 in the amount of $655.55 per month, 10/23/2015 through 07/23/2016 in the amount of $728.91 per month and final payment due on 08/23/2016 in the amount of $728.90.  Comments on 09/01/2016 indicate that the repayment plan was completed.  Per the pay history, HAMP incentives were applied in 03/2015 and 03/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A skip trace was completed on 10/06/2016 that resulted in a new contact number.

12/15/2016
XXX	XXX	6BC9A285-83C8-4371-ABEC-4D6FF7605E39

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Comments on 02/04/2016 indicate default modification mailed to borrower on 02/04/2016 with a UPB $267, 649.47; HFA amount of $44.500; new next principal and interest $1502.76; new total payment of $1890.83 with a modification date of 02/XX/2016.  Comments on 02/08/2016 indicate that the loan was approved for Hardest Hits Funds (HHF) in the amount of $44,500 and a HHF Modification was approved.  Comments on 02/15/2016 indicate that the HHF modification is a modification reamortization agreement.  Comments on 04/05/2016 indicate that the modification was completed.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	8D46BB44-0116-4A14-A867-6E4EE7923691

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Comments on 04/26/2016 indicate that the loan was approved for a one month extension. Borrower experienced a temporary problem that has been resolved. Comments on 07/26/2016 indicate that an extension agreement was signed and dated on 04/XX/2016 and approval was uploaded on 04/29/2016.  No other details are noted.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 02/26/2016 indicate that the loan was a repurchase from XXX with an activated funded date of 01/XX/2016. Comments on 03/29/2016, 04/04/2016 and 04/13/2016 indicate that a HAMP package was sent tot he borrower; however, there is not evidence of the borrower pursuing this loss mitigation option.

12/8/2016
XXX	XXX	4D235274-7628-4081-9284-EA504FAFA08B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Comments on 11/05/2014 indicate that the trial payments for 09/2014, 10/2014 and 11/2014 have all been received and posted and that the trial plan has been completed.   A loan modification was booked and completed on 11/XX/2014 with a next due date of 12/XX/2014.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was completed on 07/21/2016 reflecting an as-is value of $76,900.00.

12/12/2016
XXX	XXX	170F5200-00A4-4BA7-8858-1B5D5E2FA444

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: On 01/XX/2016 the account was approved for a modification with trial payments.  All plan payments were received and the Home Affordable Modification was booked on 04/19/2016 and completed as of 04/XX/2016; however the terms upon completion were not disclosed.
 PROPERTY DAMAGE: Commentary dated 05/11/2016 indicated that a homeowner’s insurance claim was filed for hail damages sustained to the subject property; date of loss was 04/29/2016.  As of 10/26/2016, there is no evidence of repairs being 100% completed or the claim being closed.  Additionally on 10/26/2016, the Letter of Request, Letter from Insurance Carrier, Adjuster’s Worksheets were uploaded and the active claim is pending inspection for completed repairs.
 EXCEPTIONS: Commentary dated 05/11/2016 indicated that a homeowner’s insurance claim was filed for hail damages sustained to the subject property; date of loss was 04/29/2016.  As of 10/26/2016, there is no evidence of repairs being 100% completed or the claim being closed.  Additionally on 10/26/2016, the Letter of Request, Letter from Insurance Carrier, Adjuster’s Worksheets were uploaded and the active claim is pending inspection for completed repairs.

12/8/2016
XXX	XXX	ACF7D158-C26C-4B58-B9D9-7F74CEFD93EE

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: On 12/14/2015, the borrower inquired about getting a better rate on the loan and requested a modification due to the death of the co-borrower. The loan was reviewed for a modification and all requested documents were received on 2/24/2016. A trial modification was approved on 3/3/2016 and successfully completed on 6/1/2016. The executed final modification agreement was received on 7/5/2016 and the modification was completed on 7/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: Commentary on 12/14/2015 indicates the co-borrower is deceased as of November 2015.

12/8/2016
XXX	XXX	F12ED6AD-4F02-45DA-B970-CE76A186BF6C

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: On 12/18/2015, the loan was approved for a two month extension for 12/XX/2015 and 01/XX/2016.  The two month extension was booked on 12/XX/2015.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	3792520E-11CB-4CC0-94F5-07B361C93793

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per commentary dated 12/7/2015 a prior modification was booked on 12/XX/2013. No further details on the prior modification were mentioned. Additionally, the loan was previously approved by the underwriter for a HAMP modification on 01/XX/2016.  The notes on 11/11/2016 indicate that the 3 trial payment amount would be in the amount of $422.13 starting on 02/01/2016 through 04/01/2016.  All of the payments were received per the notes on 04/01/2016.  Per the notes on 06/09/2016, the borrower declined the loan modification on 05/06/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: The loan is currently under review for a modification. As of 11/08/2016, underwriting is awaiting missing documents.
ADDITIONAL INFORMATION:  An exterior BPO was completed on 12/22/2015 which reported an as-is value of $75,000.

12/8/2016
XXX	XXX	B78BB6CC-95C7-4BF1-A7F4-0765C428E255

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per commentary on 11/19/2015, the borrower completed all trial payments from 8/1/2015 to 10/1/2015 in the amount of $1042.00 each. The lender was unable to draft final documents due to a title issue which was resolved on 4/4/2016 when the final modification documents were drafted. Final documents were sent to the borrower for execution on 4/5/2016 and were received back on 4/11/2016. The modification was completed on 4/XX/2016 with a first payment due on 5/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per comments on 12/21/2015, the BPO dated 12/15/2015 has an as is value of $125,000.00.  Comments on 10/11/2016 indicate that  the property is in a possible FEMA disaster area; however, there is no evidence of  reported property damage, a property inspection or an insurance claim being filed.

12/15/2016
XXX	XXX	01569E91-5E8E-44DC-B654-DCF1977E4FCD

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per comments on 11/10/2015, borrower was advised to continue making trial payments until the final modification documents were drafted. The modification documents were drafted on 1/18/2016 and were sent to the borrowers for execution on 1/20/2016. The executed documents were received from the borrowers on 1/28/2016. The modification was completed on 2/XX/2016 with a first payment due on 3/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	2C5F0D06-7076-420A-B7BE-546215F439A0

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per comments on 11/19/2015 the loan was approved for a three month trial modification plan prior to the review period for payments of $798.90 from 7/1/2015 through 9/1/2015. As of 11/3/2015 the borrower was advised that a title report was pending in order to send final modification documents and that borrower should continue to pay the $798.90 a month. On 12/14/2015 the title was received as grade B which required the borrower to complete a Statement of Information to upgrade title grade before proceeding with modification documents. The Statement of Information was received from the borrower on 12/22/2015. Final modification documents were sent to the borrower on 1/25/2016 and returned on 2/3/2016. The loan modification was booked and completed on 02/XX/2016 effective with a next due date of 03/XX/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 07/25/2016 indicate that an exterior BPO was completed on 07/22/2016 with an as is value $234,000.

12/8/2016
XXX	XXX	A6F4FA40-4A40-43D6-9874-6270097B284D

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per comments on 11/3/2015, a loan modification package was submitted for review and underwriting was in the process of collecting missing documents from the borrower. The missing documents were received on 3/21/2016. The loan was approved a trial HAMP modification on 3/25/2016. Borrowers are to make three trial payments beginning with 5/1/2016 in the amount of $744.03. The borrowers completed all three trial payments on 5/9/2016, 6/7/2016, and 7/6/2016. The loan modification was completed on 8/XX/2016 with first payment due on 9/XX/2016 in the amount of $744.03.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/6/2016
XXX	XXX	058A99BA-C1C5-463F-A341-DACBBE3FF4D6

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per comments on 11/4/2015, the loan was with underwriting for a loan modification review. The borrowers were approved for HAMP trial plan on 12/3/2015. The three month trial plan was to begin on 1/1/2016 for monthly payments in the amount of $1,633.81. The borrowers completed the three trial payments which were made on 12/30/2015, 1/27/2016 and 2/29/2016. The modification documents were drafted on 3/9/2016 and were sent to the borrowers for execution on 3/10/2016. The final modification agreement was returned on 3/14/2016. The modification was completed on 3/XX/2016 with a first payment due of 4/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per comments on 10/26/2016, property may be impacted by a FEMA disaster. No damages have been reported to the property.

12/12/2016
XXX	XXX	ABDAB1E6-424B-4C52-A0BA-6A6F60558522

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per comments on 11/9/2015, documents were received for a loan modification review. The underwriter indicated that additional documents were needed on 1/5/2016. The loan was approved for a trial HAMP modification on 1/28/2016. Borrowers were to make three trial payments beginning with 3/1/2016 in the amount of $306.42. The borrowers completed all three trial payments which were made on 3/2/2016, 4/4/2016 and 5/3/2016. The loan modification was completed on 5/XX/2016 with the first payment due on 7/XX/2016 in the amount of $313.03.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	5E7645EA-D36E-49B2-8A6B-4C58F4AAA355

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per comments on 2/24/2016, the borrowers were advised to send in documents for the loan modification review. The documents were received on 3/2/2016 but were missing documents. The missing documents were sent in on 3/9/2016. The borrowers were approved for a HAMP three month trial plan beginning with 5/1/2016 in the amount of $1026.26 each.  The borrowers completed all three trial payments which were made on 5/4/2016, 6/6/2016 and 7/5/2016. The modification documents were drafted on 7/18/2016 and were sent to the borrowers for execution on 7/20/2016. The executed modification documents were received from the borrowers on 7/25/2016. The modification was completed on 7/XX/2016 with a first payment due on 9/XX/2016. The lender executed the modification and mailed to the borrowers on 8/5/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as curtailment of income. The delinquency of the account was cured by modification.

12/8/2016
XXX	XXX	D7F05A21-C870-4E3D-BB5C-09D37DE47299

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per pay history HAMP incentives were applied in 11/2014 through 10/2016 indicating this loan was modified.  No other information on the loan modification is available within the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	9258D774-AD07-4E84-881F-C2B0836DB2F3

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per pay history HAMP incentives were applied in 11/2014 through 10/2016 indicating this loan was modified.  No other information on the loan modification is available within the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	893DB155-65B7-4897-94DB-1DCB8B5987CE

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per pay history HAMP incentives were applied in 11/2014 through 10/2016 indicating this loan was modified.  No other information on the loan modification is available within the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per commentary dated 10/17/2016 the borrower called in to inquire if the 2nd lien holder could foreclosure if the borrowers were unable to fulfill their obligation and the servicer advised the borrower that it was a possibility and that they should communicate with the 2nd lien holder.

12/8/2016
XXX	XXX	5584A7D5-175A-4B90-BBDA-F13ECBC33B1F

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per pay history HAMP incentives were applied in 12/2014 – 10/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was conducted on 03/23/2016 reflecting an as-is value of $53,000.00. Commentary dated 10/13/2016 indicates the subject property is located in a FEMA declared disaster area.

12/12/2016
XXX	XXX	4902940E-EFC3-4361-8A0E-FA24FD2650B4

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per pay history HAMP incentives were applied in 12/2014 – 5/2015 and 10/2015 indicating this loan was modified. No other information on the loan modification is available within the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per comments on 6/12/2016, a BPO was completed on 5/27/2016 with an as is value of $124,000.

12/8/2016
XXX	XXX	A984D25A-0A63-44B7-A37D-EEB49CF4926E

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per pay history HAMP incentives were applied in 12/2014 and 9/2015 indicating this loan was modified. A Step Rate Modification Notice was mailed to the borrower on 08/05/2016.  No other information on the loan modification is available within the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was completed on 05/26/2016 reflecting an as-is value of $94,900.00.

12/12/2016
XXX	XXX	50FE4084-6092-4C6A-93F4-3ABE2A3B26AA

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per pay history HAMP incentives were applied in 12/2014 through 10/2015 indicating this loan was modified. No other information on the loan modification is available within the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default (RFD) was cited as unexpected expenses. As per a conversation with the borrower on 02/02/2016, the borrower advised RFD was resolved and cured the delinquency of the account. An exterior BPO was conducted on 01/13/2016 reflecting an as-is value of $131,000.00.

12/12/2016
XXX	XXX	28F8403C-4C0A-4CF3-802A-2EF1DC50AD14

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per pay history HAMP incentives were applied in 12/2014 through 10/2016 indicating this loan was modified.  No other information on the loan modification is available within the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An Exterior BPO was completed on 05/31/2016 reflecting an as-is value of $85,000.

12/12/2016
XXX	XXX	213B67E3-1C02-417A-8BE7-891A6DF3315E

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per pay history HAMP incentives were applied in 12/2014 through 10/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was conducted on 03/21/2016 reflecting an as-is value of $99,500.00.

12/8/2016
XXX	XXX	A8E60979-5B19-4679-8D26-B1CA356C52B5

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per pay history HAMP incentives were applied in 12/2014 through 10/2016 indicating this loan was modified.  No other information on the loan modification is available within the review period.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	7C71AB9C-62BC-41A6-915A-739C05DEA36B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per pay history HAMP incentives were applied in 12/2014 through 10/2016 indicating this loan was modified. A Step Rate Modification Notice was mailed to the borrower on 10/20/2016. No other information on the loan modification is available within the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	929450E1-B2E1-428C-9DC0-390B2F903749

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per the notes on 02/22/2016 the loan was approved for a HAMP modification trial plan on 10/22/2015. The trial plan was setup for 3 months with an initial payment of $1,100.00 posted on 11/27/2015.  The remaining payments in the amount of $1,013.73 were due from 12/01/2015 through 02/01/2016 according to the notes on 12/11/2015. All the payments were received and the final modification documents were sent to the borrower on 2/29/2016. The executed documents were received and loan modification was completed on 03/XX/2016 effective with the 4/XX/2016 payment.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	7C5E831B-B782-4B10-B09C-C04192A83D6F

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per the notes on 11/19/2015, the HAMP modification documents were returned from the borrower and the modification was completed. No further details were cited.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: There are no issues identified with this loan.  The notes do not indicate that an inspection was completed during the review period.

12/6/2016
XXX	XXX	AA20996E-EB66-4DB0-95A2-A8CF359CC5B0

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per the pay history, HAMP incentives were applied in 02/2015 and 02/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior evaluation was completed on 07/21/2016 with an as is value of $250,000

12/15/2016
XXX	XXX	8DDF8933-E5EF-4ED7-B86C-67FDAF50B518

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per the pay history, HAMP incentives were applied in 03/2015 and 03/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: On 01/19/2016 and 02/17/2016, extension offers to apply were sent to the borrower.  Comments on 02/11/2016, 02/12/2016, 03/10/2016 and 03/11/2016 indicate that HAMP packages were sent to the borrower; however, there is no evidence of the borrower responding to any of the offers

12/8/2016
XXX	XXX	85EE1516-2E70-4E38-92B6-20F1AFAC868F

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per the pay history, HAMP incentives were applied in 08/2015 and 08/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	E0D8B5D6-BD25-4F62-A11E-11F394738609

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per the pay history, HAMP incentives were applied in 08/2015 and 08/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as slow receivables. The borrower cured the delinquency of the account.

12/12/2016
XXX	XXX	8E458261-ADB0-4ED9-95E5-7C0A69D55A51

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per the pay history, HAMP incentives were applied in 09/2015, 12/2015, 09/2016 indicating this loan was modified. No other information on the loan modification is available within the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 10/25/2016 indicates the subject property is located in FEMA declared disaster area; there is no evidence of property damage.

12/8/2016
XXX	XXX	16564254-8E6C-48FA-9034-44A833777334

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Per the pay history, HAMP incentives were applied in 09/30/2015, 12/30/2015 and final HAMP incentive of $5,000.00 on 09/28/2016 indicating the account was modified. Commentary dated 10/03/2016 indicates the account is pending the 11/01/2016 payment in order to complete the recast of the HAMP modification.  As of 11/10/2016, this process is still pending. The account was approved for a one month extension on 07/XX/2016 advancing the due date for July 2016 from 07/01/2016 to 08/01/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as medical expense. A one month extension cured the delinquency.

12/12/2016
XXX	XXX	7923C13B-0974-4290-85D0-B7FE8E110B02

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was approved for a one month extension; the extension agreement was approved on 09/XX/2016 bring the account current and due for 10/01/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for defaulted (RFD) was cited as curtailment of income due to temporary unemployment. As per a conversation with the borrower on 09/01/2016, the borrower advised the RFD has been resolved.

12/12/2016
XXX	XXX	E0571D2F-9B71-48A3-BA19-D767ACFFCD86

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was approved for a trial modification on 11/11/2015 and successfully completed on 3/1/2016. The final modification agreement was sent to the borrower on 3/16/2016 and the modification was completed on 3/XX/2016. The reason for default was loss of income.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Notes dated 11/7/2016 indicate the subject property is located in a FEMA disaster zone. There have been no damages reported to the property.

12/8/2016
XXX	XXX	E04C1D93-CB3C-443C-A0B6-FCD4DAA99CAE

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was approved for a trial modification plan prior to the review period. The trial payments were due from 11/01/2015 through 1/1/2016 in the amount of $732.52.  All plan payments were received and the Home Affordable Modification Plan was booked on 3/10/2016 and completed as of 3/XX/2016 with a first payment date of 4/XX/2016; however the terms upon completion were not disclosed.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The most recent skip tracing efforts were completed 7/6/2016.

12/12/2016
XXX	XXX	406DA13C-373D-4469-AC6B-5E4231888FE3

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was approved for a two month extension on 04/XX/2016; advancing the due date from 03/01/2016 to 05/01/2016.
PROPERTY DAMAGE: Commentary dated 04/07/2016 indicates the subject property sustained damages due to flooding. The authorized third party advised all repairs have been completed by the borrower; there is no evidence of an insurance claim being filed. No further information is disclosed in regards to the damage.
 EXCEPTIONS: Commentary dated 04/07/2016 indicates the subject property sustained damages due to flooding. The authorized third party advised all repairs have been completed by the borrower; there is no evidence of an insurance claim being filed. No further information is disclosed in regards to the damage.
 ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as overextension which has been resolved. The borrower was working with authorized third party, XXX, for loss mitigation efforts; the delinquency of the account was cured by an extension agreement. Commentary dated 03/16/2016 indicates the subject property is located in a FEMA declared disaster area.

12/8/2016
XXX	XXX	E7D5DDB0-29B6-41D7-8B51-62540292BB87

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was being reviewed for a modification prior to the servicing review period and was pending an update from underwriting. Commentary dated 11/4/2015 indicates additional documents were requested from the borrower. A trial modification was approved on 12/6/2015 and successfully completed on 4/1/2016. The final modification agreement was sent to the borrower for execution on 4/20/2016 and the modification was completed on 5/XX/2016. The reason for default was curtailment of income.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Notes dated 6/27/2016 indicate the subject property is located in a FEMA disaster zone. There were no reported damages to the property.

12/12/2016
XXX	XXX	20B6F022-0C02-474C-BBE4-9D02F77C27CA

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was being reviewed for a modification prior to the servicing review period. Commentary dated 11/3/2015 refers to an incomplete package and pending documents from the borrowers. The loan was approved for a trial modification on 3/17/2016 and successfully completed on 7/1/2016. The final modification agreement was sent to the borrower for execution on 7/19/2016 and the modification was completed on 8/XX/2016. The reason for default was curtailment of income and increased expenses.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	48524A8C-1E7A-4F1A-8B42-AC0B73E77DB1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was being reviewed for a modification prior to the servicing review period. Commentary dated 11/2/2015 refers to a trial payment plan file being received. Additional documents were requested from the borrower and all updated documents were received on 3/23/2016. The trial modification was approved on 4/4/2016 and successfully completed on 7/1/2016. The final modification agreement was sent to the borrower for execution on 7/8/2016, returned on 7/14/20106 and the modification was completed on 7/XX/2016. The reason for default was curtailment of income.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Verbal and written third party authorizations were provided throughout the servicing review period.

12/8/2016
XXX	XXX	6219E586-BBA0-4880-A57B-C4C5E3328BE4

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was modified prior to the servicing review period. Commentary dated 1/14/2016 refers to a loan modification being done within 12 months. Home affordable modification solicitation packages were sent to the borrower on 3/18/2016 and 10/27/2016; no response from the borrower is evident.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Demand letters were sent to the borrower on 11/3/2015, 11/30/2015, 1/5/2016 and 3/1/2016. An exterior broker’s price opinion was ordered on 2/24/2016 and received on 2/26/2016. Notes dated 6/30/2016 indicate the subject property is located in a FEMA disaster zone. Commentary dated 10/24/2016 states that one of the borrowers had passed away.

12/15/2016
XXX	XXX	A88BA72F-77EE-418C-A64B-C88FC749A2B2

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was modified prior to the servicing review period. Commentary dated 10/6/2016 indicates a step rate modification notice was sent to the borrower. On 9/30/2016 a HAMP incentive of $5,000 was applied to the principal.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	ECD8792A-51F8-4611-A1F4-4F91C6DC3522

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was modified prior to the servicing review period. Commentary dated 11/12/2015 indicates an authorized third party inquired about the payment increase and was advised that it was due to a rate change per the modification. The payment history also reflects HAMP incentives were applied to the account on 2/27/2015 and 2/29/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION:  Notes dated 3/14/2016 indicate the subject property is located in a FEMA disaster zone. No damages to the property were reported.

12/8/2016
XXX	XXX	C0927AA1-6E47-4699-B69F-90318889F4A0

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was modified prior to the servicing review period. Commentary dated 11/4/2015 indicates a step rate modification notice was sent to the borrower on 11/4/2015.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Notes dated 11/25/2015 indicate the subject property is located in a FEMA disaster zone. However, no damages to the subject property have been reported.

12/8/2016
XXX	XXX	6996C85C-C8B8-40A5-B86C-9FEA354BD782

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was modified prior to the servicing review period. Commentary dated 11/7/2016 indicates a step rate modification notice was sent to the borrower. A home affordable modification package was sent to the borrower on 1/30/2016; no response from borrower.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	A65FF463-8D51-4485-9CEC-8DEEB0750C61

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was modified prior to the servicing review period. Commentary dated 12/7/2015 indicates a step rate modification notice was sent to the borrower on 12/7/2015.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	11CA071B-AA33-44E5-9D98-5D12827E0783

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was modified prior to the servicing review period. Commentary dated 3/7/2016 refers to a step rate modification notice was sent to the borrower.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A BPO dated 5/26/2016 reflected an as-is property value of $511,000.

12/15/2016
XXX	XXX	62FE027D-301F-4EDA-864F-AC35200A6168

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was modified prior to the servicing review period. Commentary dated 5/2/2016 indicates the borrower was advised of a debt discharged of $14,189.68 from the modification. A default letter was sent to the borrower on 6/2/2016 and a home affordable package was sent to the borrower on 6/9/2016. The borrower submitted documents for assistance on 6/21/2016. An extension agreement was sent to the borrower on 6/28/2016 and was approved for a two-month extension for the 6/1/2016 and 7/1/2016 payments. The customer agreed to discontinue the HAMP incentive in order to receive the extension.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as temporary unemployment. The delinquency was cured by an extension agreement. An exterior BPO was completed on 05/27/2016 which reflects an as-is value of $118,000.00.

12/12/2016
XXX	XXX	93937F6F-7B21-4AAC-BF1A-D4DF4F40A526

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was modified prior to the servicing review period. Commentary dated 6/7/2016 indicates a step rate modification notice was sent to the borrower. A home affordable modification package was sent to the borrower on 6/7/2016; no response from borrower.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A demand letter was sent to the borrower on 5/31/2016.

12/12/2016
XXX	XXX	B126A349-8ED7-49D8-BB80-E9EA024EC7B2

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was on a trial modification prior to the servicing review period. Commentary dated 11/4/2015 indicates the account was being monitored for the trial payment plan. The trial was successfully completed on 12/8/2015 and the final modification agreement was sent to the borrower on 12/28/2015. The final signed modification agreement was received on 1/19/2016 and the modification was completed on 1/XX/2016. Servicer comments dated 2/24/2016 indicate funds of $6,273.12 were received from the NY Affordable Housing Partners for borrower assistance to pay escrow shortage. The funds were applied towards principal.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 11/24/2015 indicates one of the borrowers is deceased.

12/8/2016
XXX	XXX	EB5B4DE3-7125-416D-B4AA-20A5AF99ABA6

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was previously approved for a modification with trial payments on 02/26/2016; plan payments were from 04/01/2016 through 06/01/2016.  All trial plan payments were received and the Home Affordable Modification Plan was booked 07/06/2016, completed as of 07/XX/2016 with a first payment date of 08/XX/2016; however the terms upon completion were not disclosed.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as overextension. The delinquency was cured by modification. No property inspections were completed within the review period; however, as per a conversation with the borrower on 11/04/2016 the borrower advised the subject property is owner occupied.

12/12/2016
XXX	XXX	02B335C6-8666-4E74-BAEB-3E22A7AEE200

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was previously approved for a modification with trial payments on 11/02/2015; plan payments were from 12/01/2015 through 02/01/2016.  All trial plan payments were received and the Home Affordable Modification Plan was booked 03/02/2016, completed as 03/XX/2016 with a first payment date of 04/XX/2016; however the terms upon completion were not disclosed.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as curtailment of income. The delinquency of the account was cured by modification. It was indicated on 03/03/2016 there was a death certificate on file for the deceased co-borrower.  Commentary dated 11/25/2015 indicated “possible impact - FEMA Disaster Area” however there were no reported damages to the subject property or evidence of a home owner’s insurance claim being filed being disclosed.

12/12/2016
XXX	XXX	78DA103B-EA32-41A5-B049-6B90DFB0FC1A

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was previously approved for a modification with trial payments outside the review period.  All trial plan payments were received and the Home Affordable Modification Plan was completed as of 05/XX/2016 with a first payment date of 05/XX/2016; however the terms upon completion were not disclosed.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO dated 03/14/2016 reported an as-is value of $113,900.

12/15/2016
XXX	XXX	4D8600B0-0AFE-483D-A95D-393950432D53

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was previously approved for a modification with trial payments; plan payments were from 10/01/2015 through 12/01/2015.   All trial plan payments were received and the Home Affordable Modification Plan was booked and completed as of 01/XX/2016 with a first payment date of 02/XX/2016; however the terms upon completion were not disclosed.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 09/29/2016 indicated “possible impact - FEMA Disaster Area” however there were no reported damages to the subject property or evidence of a home owner’s insurance claim filing being disclosed.  No property inspections were conducted during the review period.  As per a conversation with the borrower on 06/06/2016, the borrower advised the subject property is owner occupied.  An exterior BPO dated 05/27/2016 reported an as-is value of $205,000.

12/15/2016
XXX	XXX	5B810E68-0986-41D4-9058-2CAA9DE67069

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was previously approved on 11/16/205 for a modification with trial payments.  All plan payments were received and the Home Affordable Modification Plan was booked 04/15/2016 and completed as of 04/XX/2016 with a first payment date of 05/XX/2016; however the terms upon completion were not disclosed.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The previous reason for default was cited as curtailment of income.  An exterior BPO dated 07/26/2016 reported an as-is value of $20,000.

12/12/2016
XXX	XXX	993AAE8B-A414-4779-85C8-C0923186372D

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was previously approved on 12/21/2015 for a modification with trial payments.  All plan payments were received and the Home Affordable Modification Plan was booked and completed as of 05XX/2016 with a first payment date of 06/XX/2016; however the terms upon completion were not disclosed.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The borrower advised on 12/07/2015 that there were minor repairs that include leaky faucets and roof issues; however, there is no further evidence of any significant damages being detailed or a home owner’s insurance claim being filed.  Commentary dated 12/11/2015 indicated that the co-borrower was deceased; additionally, copies of the death certificate and will were received.

12/12/2016
XXX	XXX	A17FC175-E8EA-4504-804D-B25B5B4C801B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was previously granted an extension outside the review period; no details were disclosed during review.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Further loss mitigation solicitations for an Extension and Home Affordable Modification Plan were sent which the borrower was unresponsive to.

12/15/2016
XXX	XXX	1007AE4D-3DD4-434D-82D6-34D96FD8AA99

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 02/18/2016 with the first payment due on 03/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $694.34 from November 2015 through January 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was conducted on 05/31/2016 reflecting an as-is value of $96,000.00.

12/8/2016
XXX	XXX	EE8C8746-7DD5-47BF-9497-E1028FDBAA47

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 01/05/2016 with the first payment due on 12/XX/2015. The borrower was placed on a three month trial payment plan; all payments were received. The terms of the modification are not disclosed in the commentary provided. Commentary indicates the HAMP was declined on 12/17/2015 as the documentation submitted by the borrower was improperly executed and the borrower failed to return the corrected documentation by the deadline. The Servicer advised once the December 2015 payment was received, the modification work station would be re-open and modification review would proceed.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 11/02/2016 indicates the subject property is located in a FEMA declared disaster area. An exterior BPO was conducted on 07/22/2016 reflecting an as is value of $309,000.00.

12/8/2016
XXX	XXX	9BBBA2AF-409B-4C6C-99D5-03C90A1B9FDF

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 01/04/2016 with the first payment due on 02/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $585.16 from August 2015 through October 2015; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	63A6549E-EF25-4B99-B8EB-2D3DB412DCBC

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 02/25/2016 with the first payment due on 04/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,621.02 from November 2015 through January 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	5B6C8362-B187-4053-9DC1-75D685AE9956

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 06/22/2016 with the first payment due on 07/01/2016. The borrower was placed on a three month trial payment plan due in the amount of $812.02 from March 2016 through May 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	66377EE0-B926-482E-8E2D-473176F5494C

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 09/XX/2016 with the first payment due on 10/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $515.14 from March 2016 through May 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	88BEAD06-B645-4CD4-A1AF-91CF1BF7B990

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 05/31/2016 with the first payment due on 06/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $3,290.31 from December 2015 through February 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as curtailment of income. The delinquency of the account was cured by modification.

12/8/2016
XXX	XXX	87024BE6-3B4F-4211-91F4-B5EC7041E554

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 07/12/2016 with the first payment due on 08/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $856.77 from April 2016 through June 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: The subject property sustained damages from lightning with a date of loss report as 07/17/2016. A claims check (check #XXX) for the amount of $1,978.46 for claim #XXX was mailed to the borrower on 08/25/2016. A second claims check (check #XXX) for the amount of $3,315.05 was mailed to the borrower on 11/08/2016. The extent and repair status of the damages are not disclosed in the commentary provided.
 EXCEPTIONS: The subject property sustained damages from lightning with a date of loss report as 07/17/2016. A claims check (check #XXX) for the amount of $1,978.46 for claim #XXX was mailed to the borrower on 08/25/2016. A second claims check (check #XXX) for the amount of $3,315.05 was mailed to the borrower on 11/08/2016. The extent and repair status of the damages are not disclosed in the commentary provided.

12/8/2016
XXX	XXX	FC28575F-2FF2-4FC1-AE49-BEF6D6FF57C1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP) and brought current on 08/XX/2016 with the first payment due on 08/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,142.62 from May 2016 through July 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: The subject property sustained water damage with a date of loss reported as 11/06/2015. A draw check in the amount of $2,489.12 was issued on 01/07/2016 to the contractor, XXX; final draw check in the amount of $7,467.36 was issued to the contractor on 01/12/2016. A 99% inspection was received by the Servicer on 01/11/2016; the remaining repairs are reported as touch up paint.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	3AC5C016-0BBC-4DB7-9EB8-C45349C699D7

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP); booked on 02/XX/2016 with an effective date of 03/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $622.72 from October 2015 through December 2015; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	52940F7E-E938-4F13-B906-0AF7326C8F56

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP); booked on 02/XX/2016 with an effective date of 03/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,059.00 from November 2015 through January 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was completed on 5/26/2016 with an as is value of $168,500.00.

12/12/2016
XXX	XXX	DE4E2322-C84D-40F5-AD3F-2F8AD4043568

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP); booked on 02/XX/2016 with an effective date of 03/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1.206.74 from November 2015 through January 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior evaluation was completed on 07/21/2016 with an as is value of $190,000.

12/12/2016
XXX	XXX	F554BEB4-DBEF-4DCB-A5C3-4CDF665FF1E5

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP); booked on 04/XX/2016 with an effective date of 05/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,782.83 from January 2016 through March 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	0AD6FEC8-CAA9-4D95-9ADE-272492A1AF58

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP); booked on 05/XX/2016 with an effective date of 05/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $456.26 from February 2016 through April 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as curtailment of income. The delinquency was cured by modification. An exterior evaluation was completed on 07/22/2016 with an as is value of $72,000.

12/12/2016
XXX	XXX	75ABC15A-229D-43B9-94E9-48EE2BABF8AF

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP); booked on 05/XX/2016 with an effective date of 06/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $365.41 from March 2016 through May 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default cited as curtailment of income. The delinquency was cured by modification.

12/12/2016
XXX	XXX	BC3EAE03-6146-4DDB-AD1E-221CB234C1D1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP); booked on 06/XX/2016 with an effective date of 05/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,140.94 from November 2015 through January 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	E8965018-8DA7-445D-BE2F-265FE9ACC740

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP); booked on 07/XX/2016 with an effective date of 08/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $3,264.76 from April 2016 through June 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	24E88CBC-8867-45E2-BC98-8B66E9870CC8

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified by a Home Affordable Modification (HAMP); booked on 08/XX/2016 with an effective date of 10/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $1,145.12 from June 2016 through August 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was completed on 04/13/2016 reflecting an as-is value of $395,000.00.

12/8/2016
XXX	XXX	4CE41FF5-C40E-40C4-B5BF-1328F9986131

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified; booked on 05/XX/2016 with an effective date of 05/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $501.92 from February 2016 through April 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided.  Commentary dated 06/16/2016 indicates the account was previously modified on 04/XX/2013; per the pay history HAMP incentives were applied on 02/2015 and 02/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as curtailment of income. The delinquency of the account was cured by modification. An exterior evaluation was completed on 07/24/2016 with an as is value of $73,000.  Comments on 09/23/2016 indicate that a skip trace was completed that resulted in a new contact number.

12/12/2016
XXX	XXX	5A4CD183-40CE-427C-89BD-87EDE0990145

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The account was successfully modified; booked on 07/XX/2016 with an effective date of 08/XX/2016. The borrower was placed on a three month trial payment plan due in the amount of $808.00 from April 2016 through June 2016; all payments were received. The terms of the modification are not disclosed in the commentary provided. The account was previously modified by a Home Affordable Modification on 10/XX/2009; per the pay history a $5,000.00 HAMP incentive was applied in September 2015.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as curtailment of income. The delinquency of the account was cured by modification.

12/12/2016
XXX	XXX	A80DA575-7FD3-410F-95A4-1E5B1EB9BE47

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The loan is a true balloon loan and the option to modify the loan was sent to the borrower on 12/11/2015 due to the balloon maturing. A modification extending the balloon term was sent to the borrower on 2/4/2016 with an effective date of 4/XX/2016. The modification was completed on 3/XX/2016. Homeowners assistance modification packages were sent to the borrower on 6/15/2015 and 7/13/2016.
PROPERTY DAMAGE: Notes dated 10/12/2016 indicate the subject property is located in a FEMA disaster zone. A loss draft check from the homeowner’s insurance company was received on 10/26/2016 in the amount of $3,988.56 for flood that occurred on 10/6/2015. The check was endorsed and released to the borrower on 10/28/2016 at which time the claim was classified as non-monitored and closed.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	386BB008-239C-4E46-9C6D-AE2633369270

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The loan was approved for a 12 month formal forbearance plan on 10/XX/2015. The initial down payment was received on 10/19/2015 in the amount of $3000, The first payment was was received on 11/XX/2015 in the amount of $2635.70 and the final payment was received on 09/26/2016 in the amount of $2635.74.. As of 09/XX/2016, the forbearance plan was completed.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	2979CDCE-6C9F-4943-AE67-B739F2F1A804

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The loan was being reviewed for a modification prior to the servicing review period. Per comments dated 11/2/2015, the servicer was pending required documents from the borrower. A complete homeowner assistance package was received on 12/11/2015 and the loan was subsequently approved for a trial modification on 2/1/2016. The trial modification documents were sent to the borrower on 2/9/2016. After successfully completing the trial payments, the final modification documents were sent to the borrower on 5/5/2016 and returned on 5/18/2016. Comments dated 6/7/2016 state the modification documents were rejected and corrected documents would need to be executed. The executed modification was returned on 6/XX/2016 and modification was completed on 6/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	656C5D97-B3DC-460B-915B-2E2838C81A91

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The notes on 06/02/2016 indicate that the borrower requested a 2 month extension.  The reason for default was due to unexpected medical expenses; which has been resolved.  The extension was approved on 06/XX/2016 for 05/01/2016 through 06/01/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	50BFAB2B-37DB-4E90-9A9E-D37F12DD48F3

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The Pay History reflects a modification completed prior to the review period on 1/XX/2015 effective with the 2/XX/2015 payment. The servicing comments do not provide any further information during the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	D2DE8449-412B-48A6-97E9-525F792C48E5

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The Pay History reflects a modification completed prior to the review period on 11/XX/2014 effective with the 12/XX/2015 payment. Servicing comments on 2/9/2016 indicate that a modification was completed on 11/XX/2014. The servicing comments do not provide any further information during the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was completed on 02/04/2016 reflecting as-is value of $35,000.00.

12/8/2016
XXX	XXX	F1CBABDF-83F7-4C6A-BDB7-CE638FBDA273

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The Pay History reflects a modification completed prior to the review period on 11/XX/2014 effective with the 12/XX/2014 payment. The servicing comments do not provide any further information during the review period.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as death of a family member. The borrower cured the delinquency of the account. An exterior BPO was conducted on 05/26/2016 reflecting an as-is value of $323,500.00.

12/8/2016
XXX	XXX	33B002BA-B069-4CC0-A894-D7AF756CA385

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The Pay History reflects a modification completed prior to the review period on 2/XX/2015 effective with the 3/XX/2015 payment. Per commentary on 12/11/2015, a HAMP incentive letter was mailed. The servicing comments do not provide any further information of the modification during the review period. The borrowers requested an extension to their payments due to a hardship in May 2016; an extension agreement was approved on 06/24/2016 and subsequently declined on 06/30/2016 due to NSF of the qualifying payment. A second extension was approved on 09/XX/2016 bring the loan due for 08/01/2016 to current and due for 10/01/2016.
 PROPERTY DAMAGE: Commentary dated 09/01/2016 reflects a conversation with the borrower who advised they were on a repayment plan for the repairs conducted to their septic system; repairs were estimated at $2,000.00. There is no evidence an insurance claim was filed; no further information is disclosed in regards the repair status.
 EXCEPTIONS: Commentary dated 09/01/2016 reflects a conversation with the borrower who advised they were on a repayment plan for the repairs conducted to their septic system; repairs were estimated at $2,000.00. There is no evidence an insurance claim was filed; no further information is disclosed in regards the repair status.
 ADDITIONAL INFORMATION: An exterior BPO was conducted on 06/02/2016 which reflects an as-is value of $299,000.00. As per a conversation with the borrower on 10/03/2016, the borrower advised the subject property is owner occupied. During the conversation with the borrower on 10/03/2016, the borrower advised the reason for default is curtailment of income.

12/12/2016
XXX	XXX	BB845F19-2060-4108-813F-4041E42E4924

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: Commentary dated 11/11/2016 indicates the subject property is located in a FEMA declared disaster area from Hurricane XXX. The subject property sustained damages with a date of loss reported as 10/07/2016 for wind/hurricane damages under claim number XXX. A claim check was received by the borrower on 11/08/2016 in the amount of $10,026.60; no further information is disclosed in regards to the damage sustained and/or repair status
EXCEPTIONS: Commentary dated 11/11/2016 indicates the subject property is located in a FEMA declared disaster area from Hurricane XXX. The subject property sustained damages with a date of loss reported as 10/07/2016 for wind/hurricane damages under claim number XXX. A claim check was received by the borrower on 11/08/2016 in the amount of $10,026.60; no further information is disclosed in regards to the damage sustained and/or repair status

12/15/2016
XXX	XXX	AC34817A-A202-4A2E-9ED4-29C37A98B12B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: Per comments on 5/7/2016, a call was received from a branch office regarding a claims check in the amount of $4,045.52 for fire damages occurring on 4/25/2016. The branch was advised that the homeowner would have to be present for claim check endorsement or written authorization would need to be provided for 3rd party to endorse. On 5/19/2016 a letter from the insurance carrier and adjuster's worksheet were received. A bid was received from the contractor on 5/26/2016. There are no further comments regarding the current status of the repairs to the property.
 EXCEPTIONS: Per comments on 5/7/2016, a call was received from a branch office regarding a claims check in the amount of $4,045.52 for fire damages occurring on 4/25/2016. The branch was advised that the homeowner would have to be present for claim check endorsement or written authorization would need to be provided for 3rd party to endorse. On 5/19/2016 a letter from the insurance carrier and adjuster's worksheet were received. A bid was received from the contractor on 5/26/2016. There are no further comments regarding the current status of the repairs to the property.

12/6/2016
XXX	XXX	FD982BE8-87B0-421E-AAD8-8093596E87A9

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is a life of loan comment on 10/06/2015 that indicates that the property is in a possible FEMA impact disaster area.  Comments on 12/23/2015 indicate the receipt of a loss payee document.  Comments on 01/05/2016 indicate that the borrower advised that the insurance company would not be renewing the homeowner policy because they had a loss on the home.  Per the pay history, there is evidence of a hazard insurance disbursement in the amount of $1481; however, there is no evidence of the matter being resolved or details of the property loss.
EXCEPTIONS: There is a life of loan comment on 10/06/2015 that indicates that the property is in a possible FEMA impact disaster area.  Comments on 12/23/2015 indicate the receipt of a loss payee document.  Comments on 01/05/2016 indicate that the borrower advised that the insurance company would not be renewing the homeowner policy because they had a loss on the home.  Per the pay history, there is evidence of a hazard insurance disbursement in the amount of $1481; however, there is no evidence of the matter being resolved or details of the property loss.
ADDITIONAL INFORMATION: exterior BPO was conducted on 07/21/2016 reflecting an as-is value of $104,000.00.

12/12/2016
XXX	XXX	BA0BF64D-3E00-4B38-8004-CB421FA15781

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION:  An exterior evaluation was completed on 07/24/2016 with an as is value of $210,000.

12/12/2016
XXX	XXX	615C96C0-71FD-4ED5-A075-E3E494D0F96B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Notes dated 11/7/2016 indicate the subject property is located in a FEMA disaster zone. There was no indication of damage to the subject property.

12/8/2016
XXX	XXX	6A80B959-6081-4285-A368-7FFF71E305A6

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A demand letter was sent to the borrower on 1/1/20106. Home affordable modification packages were sent to the borrower on 1/6/2016, 6/6/2016; no was no response from the borrower. Notes dated 10/11/2016 indicate the subject property is located in a FEMA disaster zone. There has been no damages reported to the subject property.

12/12/2016
XXX	XXX	8CC09C58-E909-4E6B-AFB9-4C0E7ED344C1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A demand letter was sent to the borrower on 12/31/2015. A notice of cancellation was received from the hazard insurance company on 11/7/2016 with an effective date of 11/18/2016. No further comments were found indicating that the policy has been reinstated.

12/8/2016
XXX	XXX	75E91B95-8CCC-444A-AE77-F917CF2113E4

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: A skip trace was completed on 11/02/2015 that resulted in a new contact number.

12/15/2016
XXX	XXX	64138F09-D05F-4351-B123-14293DE29F80

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	F47D50E7-0E58-42DB-A217-6D06A9BCF922

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO completed 01/12/2016 reflected an as-is value of $135,000.

12/8/2016
XXX	XXX	182F0A73-A241-4A9B-A222-AEF8CC22D799

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO completed 06/01/2016 reflected an as-is value of $185,000.

12/8/2016
XXX	XXX	B5D234BB-3316-4BB1-8182-0004F33DFC18

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	5A999593-94EC-4475-A5C8-55A1B7C95AC9

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	F1C3DAEE-1171-4E4F-99D3-98EC504C8A36

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO dated 02/25/2016 reflected an as-is value of $270,000.00.  A property inspection dated 03/17/2016 reported the subject in good condition and occupied.  Prior efforts for a potential Home Affordable Modification were declined as of 12/24/2015 due to no imminent default; additionally, commentary dated 03/24/2016 indicated the borrower declined to accept further retention options offered.

12/12/2016
XXX	XXX	1930A09B-60BB-4B96-B7F9-8E5B3EF4EE55

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was completed on 01/16/2016 reflecting an as-is value of $70,000.00

12/8/2016
XXX	XXX	60198168-DA1F-4FC8-A2FF-E69279F7348A

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An Exterior BPO was completed on 01/18/2016 reflecting an as-is value of $200,000.00.

12/12/2016
XXX	XXX	D4D42506-80A5-4B17-8CD2-C3766E46A98D

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was completed on 01/30/2016 with an as is value of $145,000.  Comments on 02/16/2016 indicate that the loan was declined HAFA due to borrower decline. Comments on 02/17/2016 indicate that the loan is not HAMP eligible. Loss mitigation efforts were closed on 02/19/2016. Comment son 09/27/2016 indicate that reinstate of hazard insurance was received.  Issued date is 09/26/2016 and effective 09/29/2016 with no lapse in coverage.

12/15/2016
XXX	XXX	EB45DFD6-7BAF-4002-9D8E-871E5D440D68

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was completed on 03/16/2016, valuing the property at $770,000; however the occupancy of the property was not disclosed.

12/8/2016
XXX	XXX	98355C39-3C97-434A-8DA4-28DE9B42F2B0

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	EFE6CE1A-0085-4358-8A24-4A8ABD62139E

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was completed on 05/26/2016 with an as is value of $111,000.

12/12/2016
XXX	XXX	662B6C4E-0710-4704-B962-B6E90F0CBC56

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was completed on 05/30/2016, valuing the property at $90,000. No occupancy information was provided.  There are no issues identified during the review period.

12/8/2016
XXX	XXX	D159C564-7E04-4C7A-8D3E-363662FB08EA

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was completed on 06/01/2016 with an as is value of $91,000.00.

12/12/2016
XXX	XXX	83AD40E4-EC89-431B-BED5-F6950535B5EC

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was completed on 07/24/2016 reflecting an as-is value of $180,000.00.

12/12/2016
XXX	XXX	85DDE154-EC1C-4909-8072-36F284440217	11/1/2015	1/6/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was conducted on 04/02/2016 which reflects an as-is value of $164,000.00.

12/15/2016
XXX	XXX	4BFD294E-2EC7-4BE5-925B-DE96C4C2BB50

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	8FDA9270-BBAA-45C5-991C-7288048CE60C

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	36DEB65E-F9BA-410A-8B18-A113DA34028B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An exterior BPO was conducted on 11/05/2015 reflecting an as-is value of $85,000.00.

12/15/2016
XXX	XXX	42F9390E-C370-4673-ABF8-9C62B0469C4A

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	F54C3312-E7C4-41B1-8AFF-296C08FFA0E2

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	E79EBB40-DCCC-42F3-9A9D-5D2CB03EB6B5

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: As of the beginning of the review period, the file was under review for a loan modification. The underwriter requested additional documents but the borrower did not submit them. The loan modification review was closed out on 11/30/2015.

12/15/2016
XXX	XXX	4E2A0374-B6AE-45EE-8232-66FF11A69BD3

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: As per a conversation with the borrower on 04/12/2016, the borrower declined loss mitigation assistance to advise they will cure the delinquency of the account on their own.

12/12/2016
XXX	XXX	E4B7C237-7D84-4369-946F-C6F34655CEE0

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 04/05/2016 indicated a second delinquent tax letter was sent for 2014 property taxes to XXX County in the amount of $538.32; the issue was satisfied on 04/25/2016 as the borrower provided acceptable proof of satisfaction.

12/15/2016
XXX	XXX	848623F0-FC7A-4E27-AB94-B9189E61F52F

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 08/17/2016 indicates the subject property is located in a FEMA declared disaster area; there is no evidence of property damage.

12/15/2016
XXX	XXX	34DBCACC-6399-489B-95F1-FB4A69ED2543

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	15C50D0D-7FF3-4CE2-A493-5666949E76F3

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 01/22/2016 indicate that the subject property is in a possible FEMA impact disaster area; however, there is no evidence of reported property damage, a property inspection being completed or receipt of an insurance claim. Comments on 07/25/2016 indicate that an exterior evaluation was completed on 07/22/2016 with an as is value of $58,000.

12/8/2016
XXX	XXX	65DCAD97-05B8-4108-A290-90951B5AE437

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/8/2016
XXX	XXX	A5705657-10E4-4879-B306-A05ADDAF2D4C

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 2/1/2016 and 5/3/2016 reflect delinquent water/sewer liens were paid from the escrow account. The amount of the two liens was not disclosed.

12/8/2016
XXX	XXX	B73FD2A1-F6E9-4B80-8566-72F0E69F7E92

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Demand letters were sent to the borrower on 5/2/2016 and 5/31/2016. A homeowners assistance modification solicitation package was sent to the borrower on 6/15/2016; no response from the borrower.

12/8/2016
XXX	XXX	2F360343-EACF-4B39-9CC8-62428A2AA5DB

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Hazard insurance cancellation and reinstatement notices were received throughout the servicing review period.  Comments on 09/23/2016 indicate the receipt of a reinstatement document. Issue date and effective date of 09/21/2016 with no lapse in coverage.

12/15/2016
XXX	XXX	171DDE15-4D53-4FF0-8748-D9CFA4F22C8B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Home affordable modification packages were sent to the borrower on 1/7/2016 and on 2/11/2016, 3/24/2016, and 4/15/2016. The borrower submitted an incomplete package on 3/8/2016 and failed to submit a completed package. The reason for default was curtailment of income. The borrower previously requested loss mitigation assistance; a Home Affordable Modification (HAMP) Package was mailed to the borrower. Commentary reflects the borrower submitted an incomplete HAMP package; the borrower declined loss mitigation assistance with the intent to cure the delinquent on their own. The reason for default was cited as curtailment of income. No property inspections have been conducted within the review period; however, as per a conversation with the borrower on 06/06/2016, the borrower advised the subject property is owner occupied.

12/12/2016
XXX	XXX	0B4BD849-98F5-4CB5-B860-B2BD23B5314E

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	D3A0F106-69DD-408B-803B-CBF8158DD87C

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	020C001F-2A4E-4090-A9BD-04EFA2638FCA

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Homeowner assistance modification packages were sent to the borrower on 6/27/2016 and 9/12/2016. However, there has been no response from the borrower and the account is current.

12/8/2016
XXX	XXX	2F240B3B-EEEE-4D79-B035-5514E7E2625C

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Minimal borrower contact has been established within the review period due to the current loan status. An exterior BPO was conducted on 05/26/2016 reflects an as-is value of $95,000.00.

12/6/2016
XXX	XXX	2438B4EA-1E00-41EA-91E0-DC3520B456DA

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	9E38AFE8-3A50-4A40-9BD8-B2FABA0D3803

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	9DA06289-46AB-4C00-B49B-1D538908DEC0

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	FBF351E3-AD8B-413E-A476-2A9C6FA082BD

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: On 10/19/2016 taxes were force paid from the escrow account for the years 2015-2016 in the total amount of $3,776.66. Per commentary dated 11/7/2016 the borrower called to advised the delinquent taxes were already paid. The servicer submitted a request to confirm and request refund of force-paid taxes.

12/15/2016
XXX	XXX	96D63942-0BFF-4BBC-8F39-8E09CD05BC98

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: On 2/23/2016, the borrower raised a payment dispute regarding previous assessment of late fees and credit reporting. On 03/02/2016,  the borrower was notified that a correction was previously made on 08/20/2014 and there was no need for any credit reporting adjustments.  An exterior BPO completed 05/27/2016 reflected an as-is value of $68,000.

12/8/2016
XXX	XXX	6A5F4912-B150-475F-B390-D3F20DF2A9F8

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per commentary dated 6/4/2016 the borrower advised the property is owner occupied. However, no property inspections have been completed during the review period to confirm occupancy.

12/8/2016
XXX	XXX	2A8BB7BD-5BD9-4948-A600-12BB6F9F96A9

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per commentary on 11/11/2016, loan was identified as in a possible FEMA disaster area. There have been no damages reported to the property.

12/15/2016
XXX	XXX	4E083080-D09D-434B-AF24-95A5D29DC8D7

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per commentary on 11/11/2016, the loan was identified as it being in a possible FEMA disaster area; however, there is no evidence of reported property damage, a property inspection or an insurance claim being filed.

12/15/2016
XXX	XXX	45FF541E-ADEB-43EF-9FC9-B96945EF30D4

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	1C05781F-BB85-416E-938D-801639353FEC

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	CB476C5F-D8AA-479B-A779-937991D21AA2

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent due to overextension; the reason for delinquency was resolved per commentary dated 11/03/2015. Several solicitations of the Home Affordable Modification were mailed to the borrower with no response. No property inspections were conducted during the review period. As per the last point of established contact with the borrower on 10/08/2016, the borrower advised the subject property is owner occupied.

12/6/2016
XXX	XXX	8A3060E8-E244-4C90-8E44-2B451FAC6C38

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	CF8116AC-FB0D-47A1-A356-C819DA9DB142

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	0DC73862-AC39-495D-8BAC-D9F1660AA5B5

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	867E1A17-2CD9-4995-9FA7-3EABF24F4916

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default (RFD) was cited as illness of the primary mortgagor, the RFD has been resolved. The borrower cured the delinquency of the account. Commentary dated 9/29/2016 indicates the subject property is located in a FEMA disaster zone. There was no indication of damage to the subject property.

12/8/2016
XXX	XXX	F5039974-0FFA-4650-9920-EA7D63455A59

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default (RFD) was cited as illness of the primary mortgagor. As per a conversation with the borrower on 04/25/2016, the borrower advised the RFD has been resolved and they would cured the delinquency of the account without loss mitigation assistance.

12/12/2016
XXX	XXX	3896A6CA-ADDC-4F77-861A-BAD1161B27EE

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/12/2016
XXX	XXX	ABC97308-FC4D-4AF1-8B6D-A2C1E2DDEA47

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as curtailment of income. The borrower has cured the delinquency of the account. No property inspections have been conducted within the review period; as per a conversation with the borrower on 07/12/2016, the borrower advised the property is owner occupied.

12/12/2016
XXX	XXX	336C4995-3AF2-4ED2-875E-96B5CD94E4F7

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as curtailment of income. The borrower has cured the delinquency of the account. No property inspections have been conducted within the review period; however, as per a conversation with the borrower on 08/29/2016, the borrower advised the subject property is owner occupied. Commentary dated 08/17/2016 indicates the subject property is located in a FEMA declared disaster area; there is no evidence of property evidence.

12/12/2016
XXX	XXX	22AC3DB5-FB29-46BF-B2D1-9DC76F50AFC2

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as curtailment of income. The borrower previously requested loss mitigation assistance; the account was approved for modification. The borrower declined the modification offer on 03/03/2016 and the loss mitigation was closed on 03/04/2016. No recent borrower contact has been established, despite skip tracing efforts. An exterior BPO was conducted on 04/09/2016 reflecting an as-is value of $190,000.00.

12/12/2016
XXX	XXX	0C7D2474-65DE-47C7-BD16-F95F0759C5A2

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	D4782B89-4358-4C65-AD5B-5738EC21670D

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	BE4E9A64-A05C-4BAB-AB13-2D4116FA1892

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	32D968EA-681D-4DD0-A7CC-3602B26A420A

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	ABAB7E75-9DCE-41FE-89EE-3263A19D385C

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	6F85C46B-901E-482C-A03D-D10A06105767

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as death in the family. The borrower cured the delinquency of the account on their own.

12/15/2016
XXX	XXX	C4AD7393-4A14-4B6B-A425-76C43452B403

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as death of primary mortgagor. The co-borrower cured the delinquency of the account. Home Affordable Modification solicitations were mailed to the co-borrower with no response. An exterior BPO was conducted on 05/28/2016 reflecting an as-is value of $215,000.00.

12/6/2016
XXX	XXX	B77B158C-DD40-49E7-A214-5BD72BDDB9E2

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as illness of the primary mortgagor. Demand notices were mailed to the borrower on 11/12/2015, 12/14/2015 and 1/12/2016. The borrower has since cured the delinquency of the account.

12/8/2016
XXX	XXX	B3E94BE8-2A19-418D-87B6-7A8C4FEB153A

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as medical issues. The borrower declined loss mitigation options and cured the delinquency of the account.

12/8/2016
XXX	XXX	38538AE3-FFA5-43C5-AEE8-FBAEFA7B2242

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	95810789-1442-4845-91D6-8CB42DFA7D40

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as overextension. The borrower cured the delinquency of the account.

12/8/2016
XXX	XXX	21C29EAB-3232-49FD-873C-3EC3E5580D74	11/1/2015	8/22/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified
ADDITIONAL INFORMATION: The subject account was repurchased from XXX on 07/XX/2016; however CitiMortgage does not become the Servicer of record until 08/19/2016.

12/15/2016
XXX	XXX	45BE4CB3-C939-4139-919E-2050E1E9B3BF

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	167CD143-FE3C-4DCE-8BE1-38ECF72F535F

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as overextension. The borrower requested an extension; however, the borrower cured the delinquency of the account without loss mitigation assistance.

12/12/2016
XXX	XXX	F0539841-DB7C-4D70-988B-57C9A3429F1B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	E4723465-6418-4558-99E2-C0F8AE9C9DAB

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as unemployment. As per a conversation with the borrower on 10/04/2016, the borrower advised they will able to maintain their future contractual obligation.  The account was previously under assistance of the Hard Hit Fund (HHF); payments were received from the HHF from November 2015 through July 2016. The HHF assistance ended on 07/19/2016. Commentary dated 05/27/2016 reflects the 2011/2012 taxes are delinquent in the amount of $55.58; the collection commentary nor pay history do not reflect the delinquent taxes being cured.

12/8/2016
XXX	XXX	25D21B9E-06F4-4869-AB98-7ADEA977A46E

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	3B289863-D68B-42C2-8612-EA273C2DC84F

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	F88E7D19-BC19-46ED-8F23-74AD7CBBA011

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously delinquent; the reason for default was cited as unemployment. The borrower requested loss mitigation assistance; a Home Affordable Modification (HAMP) solicitation was subsequently mailed to the borrower. The documentation was returned Servicer; the account was denied modification due to missing documentation. Extension Offer Letter(s) were mailed to the borrower with no response. The borrower cured the delinquency of the account.

12/15/2016
XXX	XXX	43E7471B-6D2A-4758-B68E-B6D0A2C0C73F

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	1CF656D1-BD2B-4B31-832F-CC7DA6D4F08C

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account was previously under review for an extension agreement; the extension was denied as the maximum deferred months has been reached on the subject account.  The borrower has cured the delinquency of the account.

12/12/2016
XXX	XXX	8B418550-36E8-43EB-87C5-C065B5341D0B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	432D34EA-5DA0-406E-8175-EDE5998E5D0C

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The borrower contacted the Servicer on 08/24/2016 to request an extension agreement due to medical issues; the request was denied as the maximum deferred amount has been reached for the life of the loan. An exterior BPO was conducted on 05/18/2016 which reflects an as-is value of $109,900.00.

12/15/2016
XXX	XXX	F8162E99-46EF-45EF-83EB-0549B71D99C9

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	A8F1E03B-F3B5-4065-9D5D-826AB172EC0F

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	94D2FA2D-5239-40E2-A5AD-582AFE58F025

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	DEE300D1-ED1F-4080-A1B2-3FA2BB99A770

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The most recent skip tracing efforts were performed 10/12/2016; borrower's primary home number was updated.

12/12/2016
XXX	XXX	9A8F731E-D4AC-4F79-9849-AE8A8C065FF1

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

12/15/2016
XXX	XXX	846C274E-DC84-43A4-82AC-4AA55DFE2B8B

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The previous reason for default was cited as curtailment of income.  Multiple extension offers were sent, most recent being 10/11/2016, all of which the borrower was unresponsive to.

12/8/2016
XXX	XXX	19522CF3-E112-456A-89EB-5236A10C1A32

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: There are no issues identified with this loan.  Notes on 10/26/2016 indicate there was possible impact due to a FEMA disaster, but there is no mention of damage to the property.

12/6/2016
XXX	XXX	998251D8-DDE0-434F-AFBF-1C468FA09C14

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: This account was modified prior to the servicing review period. Servicer notes dated 10/6/2016 indicate a step rate modification notice was sent to the borrower.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Home affordable modification packages were mailed on 3/3/2016 and 6/3/2016. There is no indication that the borrower applied for a home affordable modification. No property inspections were conducted during the review period.

12/6/2016
XXX	XXX	0C7C52CF-8306-4A43-B27D-49B16648673F

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: This account was modified prior to the servicing review period; commentary dated 05/24/2016 states the account was modified on 11/XX/2012. On 5/24/2016 the borrower contacted the Servicer to request an extension to keep the account current; extension offers and Home Affordable Modification solicitations were mailed to the borrower with no response.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Delinquency notices were sent to the borrower monthly throughout the review period. The reason for default was cited as curtailment of income. No property inspections were conducted during the review period. As per a conversation with the borrower on 05/31/2016, the borrower advised the subject property is tenant occupied.

12/6/2016
XXX	XXX	C14956C7-D8D2-4A63-9EF8-921A14507015

 FORECLOSURE: This loan was in foreclosure prior to the servicing review period. Commentary dated 11/10/2015 indicates the file is on loss mitigation hold with a foreclosure sale date of 11/XX/2015. The foreclosure sale date was postponed for 60 days on 11/XX/2015; close and bill request was sent on 3/XX/2016 and foreclosure was closed on 3/XX/2016.
 BANKRUPTCY: Commentary throughout the review period indicates "inactive bankruptcy", however there are no further details provided.
 LOSS MITIGATION: The account was approved for a trial modification prior to the servicing review period. A vesting issue was identified per notes dated 12/17/1015. Borrower, co-borrowers and non-borrowing spouse were required to sign the modification to clear the vesting issue. The final modification agreement was sent to the borrower on 2/1/2016 and the executed documents were returned on 3/16/2016. The modification was completed on 3/XX/2016.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: Servicing comments on 12/17/2016 reference a vesting issue associated with this loan requiring all signors of the note to sign the loan modification documents. Servicing comments do not clarify if there is a vesting issue with the original note.

12/8/2016

XX

Loan Number	FK ID	Redacted Loan Number	Servicer	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage
xxx	xxx	47F9CB3A-543B-4635-8F50-EB7F740A0548	XXX	XXX	VA	8/1/2016			Death of Borrower(s)	Not Determined		Never
xxx	xxx	A19153FD-F03C-4349-92A9-72E18188B971	XXX	XXX	FL	6/1/2016	9/1/2015	11/24/2015	Illness	Not Determined		Never
xxx	xxx	A024A401-4D31-4193-8E74-B532BDB49311	XXX	XXX	FL	8/1/2016			Not Determined	Not Determined		Never
xxx	xxx	96852781-97CD-461C-B6B0-AFC77D9FC9FC	XXX	XXX	GA	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never
xxx	xxx	F70C133A-01BE-4484-97DB-F4EC34D9CEA7	XXX	XXX	IN	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never
xxx	xxx	2D6538FD-683E-4CA7-973A-BE7DCAC29EE8	XXX	XXX	CA	8/1/2016	9/1/2015	1/18/2016		Not Determined		Never
xxx	xxx	5A48BDBE-4B56-4F23-B1F0-CF4180A80A1C	XXX	XXX	CA	8/1/2016	9/1/2015	7/19/2016	Not Determined	Not Determined		Never
xxx	xxx	1B9F38A7-A864-4955-9324-35667460B5C2	XXX	XXX	CA	8/1/2016	9/1/2015	1/19/2016	Not Determined	Not Determined		Never
xxx	xxx	2D0A283F-5B4E-48EB-91C3-3FCFB29BE85F	XXX	XXX	PA	8/1/2016	9/1/2015	1/18/2016	Death of Family Member	Not Determined		Never
xxx	xxx	795795C0-A63D-44D2-A57A-89F27FE83D88	XXX	XXX	ND	8/1/2016	9/1/2015	1/18/2016	Not Determined	Not Determined		Never
xxx	xxx	A19049FE-A61A-478E-8270-E0276DBFB066	XXX	XXX	OH	8/1/2016	9/1/2015	11/24/2015	Not Determined	Not Determined		Never
xxx	xxx	14FFE981-1984-4BC3-BCD3-A65CD32E79E6	XXX	XXX	CA	8/1/2016	9/1/2015	11/24/2015	Not Determined	Not Determined		Never
xxx	xxx	4E5E20A4-A8A3-453D-825F-15A6E32FB624	XXX	XXX	CA	8/1/2016	9/1/2015	1/18/2016	Not Determined	Not Determined		Never
xxx	xxx	6CF37535-854E-4E79-AC83-7F154D0B98B1	XXX	XXX	MO	7/1/2016	9/1/2015	1/18/2016	Not Determined	Not Determined		Never
xxx	xxx	F082F658-8945-40E7-ACE3-C837E41D40CE	XXX	XXX	VA	8/1/2016			Curtailment of Income	Owner		Never
xxx	xxx	0D028C04-1D63-4A00-A187-8E27696D718C	XXX	XXX	FL	8/1/2016			Curtailment of Income	Owner		Never
xxx	xxx	4CC88573-9E8B-4C16-BBFD-F72D7193CE7A	XXX	XXX	WA	8/1/2016			Not Determined	Owner		Never
xxx	xxx	C641188A-8A98-4B75-BC1B-E9D64FE4D483	XXX	XXX	IN	9/1/2016				Occupied by Unknown		Never
xxx	xxx	70BB54B9-2AA0-4249-B066-879FDD114285	XXX	XXX	MA	9/1/2016				Owner		Never
xxx	xxx	B374E6E4-33D5-4BAC-8E07-6E4BADE54AEB	XXX	XXX	PA	8/1/2016			Curtailment of Income	Occupied by Unknown		Never
xxx	xxx	AE06C9BC-DA97-47A6-8676-B7B46332B353	XXX	XXX	GA	8/1/2016			Not Determined	Not Determined		Never
xxx	xxx	88EA29DC-771E-4A81-8B66-64E80C5AE397	XXX	XXX	MS	7/18/2016			Death of Borrower(s)	Not Determined		Never
xxx	xxx	AC9E2100-B909-47C2-B252-B79CFA1FA413	XXX	XXX	AZ	8/1/2016			Marital Difficulties	Not Determined		Never
xxx	xxx	34845905-8014-45FF-BE9D-1FDFFF13D8AB	XXX	XXX	VA	10/1/2016				Not Determined		Never
xxx	xxx	0AD019CB-C162-4DC1-9CE9-7618593D9CCB	XXX	XXX	AZ	8/24/2016			Not Determined	Not Determined		Never
xxx	xxx	53B918FD-8F29-4D5F-BDC1-AD77949DDEE2	XXX	XXX	WA	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never
xxx	xxx	61369599-9C0C-4126-BF6D-AA54420CACB3	XXX	XXX	NC	7/1/2016	9/1/2015	10/18/2015	Curtailment of Income	Not Determined		Never
xxx	xxx	F550F250-9717-454E-8670-5C9E0E013BA9	XXX	XXX	TN	8/1/2016	9/1/2015	7/19/2016	Not Determined	Not Determined		Never
xxx	xxx	3800E9C9-DE64-4A91-97FC-046486C51074	XXX	XXX	NJ	8/1/2016	9/1/2015	7/19/2016	Not Determined	Not Determined		Never

Loan Number	FK ID	Redacted Loan Number	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment
xxx	xxx	47F9CB3A-543B-4635-8F50-EB7F740A0548		Never				Previously	Payment Deferral

File was submitted to investor on 04/05/2016 for two month extension. Investor approved extension on 04/07/2016 for March and April, payments due $974.30 for next two months with next due date of 05/XX/2016. Signed Agreement was received from the borrower on 04/XX/2016.

Yes

Notes on 03/29/16 indicate during field inspection on 03/18/2016 there were visible damages, and back porch is falling off.  There was since no further mention of damages or an insurance claim being filed.

xxx	xxx	A19153FD-F03C-4349-92A9-72E18188B971		Never				Previously	Loan Modification	Loan Modification Completed

Notes on 3/10/2016 state the loan was previously modified under non-government plan. The notes on 8/18/2016 reflect a reinstatement quote good through 8/22/2016 amount $3220.99.  On 9/14/2016 the borrower requested a 3 month extension which was sent to the investor for approval the same day. As of the end of available notes, response from investor was not yet received.

No
xxx	xxx	A024A401-4D31-4193-8E74-B532BDB49311		Never				Previously	Payment Deferral

On 10/2/2015, the borrower was informed the investor approved a two month payment extension (deferral).  As of 10/XX/2015, the extension was activated with the next payment due on 11/XX/2015 and new maturity date of 11/2035.

No
xxx	xxx	96852781-97CD-461C-B6B0-AFC77D9FC9FC		Never				Never				No
xxx	xxx	F70C133A-01BE-4484-97DB-F4EC34D9CEA7		Never				Never				No
xxx	xxx	2D6538FD-683E-4CA7-973A-BE7DCAC29EE8		Never				Never				No
xxx	xxx	5A48BDBE-4B56-4F23-B1F0-CF4180A80A1C		Never				Never				No
xxx	xxx	1B9F38A7-A864-4955-9324-35667460B5C2		Never				Never				No
xxx	xxx	2D0A283F-5B4E-48EB-91C3-3FCFB29BE85F		Never				Never				No
xxx	xxx	795795C0-A63D-44D2-A57A-89F27FE83D88		Never				Never				No
xxx	xxx	A19049FE-A61A-478E-8270-E0276DBFB066		Never				Never				No
xxx	xxx	14FFE981-1984-4BC3-BCD3-A65CD32E79E6		Never				Never				No
xxx	xxx	4E5E20A4-A8A3-453D-825F-15A6E32FB624		Never				Never				No
xxx	xxx	6CF37535-854E-4E79-AC83-7F154D0B98B1		Never				Never				No
xxx	xxx	F082F658-8945-40E7-ACE3-C837E41D40CE		Never				Never				No
xxx	xxx	0D028C04-1D63-4A00-A187-8E27696D718C		Never				Never				No
xxx	xxx	4CC88573-9E8B-4C16-BBFD-F72D7193CE7A		Never				Never				No
xxx	xxx	C641188A-8A98-4B75-BC1B-E9D64FE4D483		Never				Never				No
xxx	xxx	70BB54B9-2AA0-4249-B066-879FDD114285		Never				Never				No
xxx	xxx	B374E6E4-33D5-4BAC-8E07-6E4BADE54AEB		Never				Never				No
xxx	xxx	AE06C9BC-DA97-47A6-8676-B7B46332B353		Never				Never				No
xxx	xxx	88EA29DC-771E-4A81-8B66-64E80C5AE397		Never				Never				No
xxx	xxx	AC9E2100-B909-47C2-B252-B79CFA1FA413		Never				Never				No
xxx	xxx	34845905-8014-45FF-BE9D-1FDFFF13D8AB		Never				Never				No
xxx	xxx	0AD019CB-C162-4DC1-9CE9-7618593D9CCB		Never				Never				No
xxx	xxx	53B918FD-8F29-4D5F-BDC1-AD77949DDEE2		Currently	13	9/XX/2013

A Chapter 13 bankruptcy plan was filed by the borrower on 9/XX/2013. Additionally, a Proof of Claim was filed with the court on 11/XX/2013. As of 5/XX/2016, a Transfer of Claim was requested to be filed; however, this has not been accomplished yet.

								Never				No
xxx	xxx	61369599-9C0C-4126-BF6D-AA54420CACB3		Previously	7	2/XX/2016	Borrower filed for Chapter 7 Bankruptcy Case #XXX on 2/XX/2016. The bankruptcy case was discharged on 5/XX/2016.	Previously	Loan Modification	Loan Modification Completed	A HAMP modification was in place prior to transfer per servicer comments. Additionally, a $1,000 HAMP incentive payment was posted to principal on 4/21/2016.	No
xxx	xxx	F550F250-9717-454E-8670-5C9E0E013BA9		Previously			Comments dated 7/20/2016 indicate the borrower previously filed for bankruptcy on 7/XX/2012 and was later discharged on 11/XX/2014.	Never				No
xxx	xxx	3800E9C9-DE64-4A91-97FC-046486C51074		Previously		2/XX/2010	The comment on 6/1/2016 states the borrower filed a bankruptcy on 02/XX/2010 and was discharged on 05/XX/2010. There is no further information regarding the prior bankruptcy in available commentary.	Never				No

Loan Number	FK ID	Redacted Loan Number	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comments
xxx	xxx	47F9CB3A-543B-4635-8F50-EB7F740A0548	Collections	Yes	Property Damage

Notes on 03/29/16 indicate during field inspection on 03/18/2016 there were visible damages, and back porch is falling off.  There was since no further mention of damages or an insurance claim being filed.

Servicer received call from unauthorized third party on 08/08/2016 advising that borrower passed away. Advised that copy of death certificate and will needed showing unauthorized third party named as executor before any information can be provided. Executor called on 08/30/2016 to verify if account current and to verify that borrowers death certificate had been received. Executor was advised on 09/13/2016 that a clearer copy of the death certificate is needed. Account is currently 30 days delinquent.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: File was submitted to investor on 04/05/2016 for two month extension. Investor approved extension on 04/07/2016 for March and April, payments due $974.30 for next two months with next due date of 05/01/2016. Signed Agreement was received from the borrower on 04/XX/2016.
 PROPERTY DAMAGE: Notes on 03/29/16 indicate during field inspection on 03/18/2016 there were visible damages, and back porch is falling off.  There was since no further mention of damages or an insurance claim being filed.
EXCEPTIONS: Notes on 03/29/16 indicate during field inspection on 03/18/2016 there were visible damages, and back porch is falling off.  There was since no further mention of damages or an insurance claim being filed.
ADDITIONAL INFORMATION: Servicer received call from unauthorized third party on 08/08/2016 advising that borrower passed away. Advised that copy of death certificate and will needed showing unauthorized third party named as executor before any information can be provided. Executor called on 08/30/2016 to verify if account current and to verify that borrowers death certificate had been received. Executor was advised on 09/13/2016 that a clearer copy of the death certificate is needed. Account is currently 30 days delinquent.

xxx	xxx	A19153FD-F03C-4349-92A9-72E18188B971	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: Notes on 3/10/2016 state the loan was previously modified under non-government plan. The notes on 8/18/2016 reflect a reinstatement quote good through 8/22/2016 amount $3220.99.  On 9/14/2016 the borrower requested a 3 month extension which was sent to the investor for approval the same day. As of the end of available notes, response from investor was not yet received.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	A024A401-4D31-4193-8E74-B532BDB49311	Collections	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: On 10/2/2015, the borrower was informed the investor approved a two month payment extension (deferral).  As of 10/XX/2015, the extension was activated with the next payment due on 11/XX/2015 and new maturity date of 11/2035.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	96852781-97CD-461C-B6B0-AFC77D9FC9FC	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	F70C133A-01BE-4484-97DB-F4EC34D9CEA7	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.	Commentary dated 04/08/2016 indicated that the investor approved an escrow shortage on the account to be spread out of over 60 months.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 04/08/2016 indicated that the investor approved an escrow shortage on the account to be spread out of over 60 months.

xxx	xxx	2D6538FD-683E-4CA7-973A-BE7DCAC29EE8	Current	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	5A48BDBE-4B56-4F23-B1F0-CF4180A80A1C	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	1B9F38A7-A864-4955-9324-35667460B5C2	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/19/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	2D0A283F-5B4E-48EB-91C3-3FCFB29BE85F	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	795795C0-A63D-44D2-A57A-89F27FE83D88	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.	The account is reporting as delinquent; the reason for default is not cited. A 45 Day Delinquent Letter was mailed on 09/10/2016.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account is reporting as delinquent; the reason for default is not cited. A 45 Day Delinquent Letter was mailed on 09/10/2016.

xxx	xxx	A19049FE-A61A-478E-8270-E0276DBFB066	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.	The account is reporting as delinquent; the reason for default is not cited. A 45 Day Delinquent Letter was mailed on 09/10/2016.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The account is reporting as delinquent; the reason for default is not cited. A 45 Day Delinquent Letter was mailed on 09/10/2016.

xxx	xxx	14FFE981-1984-4BC3-BCD3-A65CD32E79E6	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 11/24/2015.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	4E5E20A4-A8A3-453D-825F-15A6E32FB624	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.

Property Inspection ordered per notes on 09/08/2016, however there are no further as to the outcome.  The 45 day letter was mailed on 08/10/2016 and a reinstatement quote requested on 09/06/2016 is good through 09/08/2016 in the amount of $8,248.87.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Property Inspection ordered per notes on 09/08/2016, however there are no further as to the outcome.  The 45 day letter was mailed on 08/10/2016 and a reinstatement quote requested on 09/06/2016 is good through 09/08/2016 in the amount of $8,248.87.

xxx	xxx	6CF37535-854E-4E79-AC83-7F154D0B98B1	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 1/18/2016.

Per the notes on 08/20/2016, an inspection was ordered; however there aren't any further notes regarding the outcome of the inspection.  A reinstatement quote was requested on 08/18/2016.    A breach letter was sent to the borrower on 08/17/2018 and is good through 08/22/2016.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per the notes on 08/20/2016, an inspection was ordered; however there aren't any further notes regarding the outcome of the inspection.  A reinstatement quote was requested on 08/18/2016.    A breach letter was sent to the borrower on 08/17/2018 and is good through 08/22/2016.

xxx	xxx	F082F658-8945-40E7-ACE3-C837E41D40CE	Collections	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	0D028C04-1D63-4A00-A187-8E27696D718C	Collections	No			An inspection was completed on 1/20/2016, and the subject property was reported as owner occupied.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: An inspection was completed on 1/20/2016, and the subject property was reported as owner occupied.

xxx	xxx	4CC88573-9E8B-4C16-BBFD-F72D7193CE7A	Collections	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	C641188A-8A98-4B75-BC1B-E9D64FE4D483	Current	No

Per notes on 9/3/2015, the borrower was interested in doing a short sale on the property. On 9/17/2015, the borrower called in stating there’s a family that wants to purchase the property. The borrower‘s nephew was interested in purchasing the property on a short sale.  A BPO was ordered on 09/18/2015. The value of the property came in as $78,000.00.  Per the notes on 5/26/2016, the SPO was cancelled with the customer for non-performance.  The last inspection was completed on 11/21/2015 and the property was occupied by non-owner.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per notes on 9/3/2015, the borrower was interested in doing a short sale on the property. On 9/17/2015, the borrower called in stating there’s a family that wants to purchase the property. The borrower‘s nephew was interested in purchasing the property on a short sale.  A BPO was ordered on 09/18/2015. The value of the property came in as $78,000.00.  Per the notes on 5/26/2016, the SPO was cancelled with the customer for non-performance.  The last inspection was completed on 11/21/2015 and the property was occupied by non-owner.

xxx	xxx	70BB54B9-2AA0-4249-B066-879FDD114285	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	B374E6E4-33D5-4BAC-8E07-6E4BADE54AEB	Collections	No			On 5/27/2016 results of the property inspection completed on 5/22/2016 were received and indicated property was non-owner occupied.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: On 5/27/2016 results of the property inspection completed on 5/22/2016 were received and indicated property was non-owner occupied.

xxx	xxx	AE06C9BC-DA97-47A6-8676-B7B46332B353	Collections	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	88EA29DC-771E-4A81-8B66-64E80C5AE397	Collections

On 09/18/2015, a call was received from an unauthorized third party (UTP) advising that the borrower had passed away on 08/XX/2015. The UTP was advised to provided executor documents in order to discuss the account. A copy of the death certificate was received on 10/18/2015. As of the end of the review period, there is no evidence that the  UTP had submitted the executor documents.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS:
 ADDITIONAL INFORMATION: On 09/18/2015, a call was received from an unauthorized third party (UTP) advising that the borrower had passed away on 08/XX/2015. The UTP was advised to provided executor documents in order to discuss the account. A copy of the death certificate was received on 10/18/2015. As of the end of the review period, there is no evidence that the  UTP had submitted the executor documents.

xxx	xxx	AC9E2100-B909-47C2-B252-B79CFA1FA413	Collections	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	34845905-8014-45FF-BE9D-1FDFFF13D8AB	Current	No				8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	0AD019CB-C162-4DC1-9CE9-7618593D9CCB	Collections	No

Per the notes on 07/26/2016, a field inspection was completed on 07/15/2016.  The notes state that the neighbors advised the home is not vacant, however not able to determine occupancy.   A 45 day delinquent letter sent on 08/03/2016.  Contact was made with the borrower on 08/10/2016, advising the borrower to make a payment and to only submit the loss mitigation package if loss mitigation assistance is needed.

8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per the notes on 07/26/2016, a field inspection was completed on 07/15/2016.  The notes state that the neighbors advised the home is not vacant, however not able to determine occupancy.   A 45 day delinquent letter sent on 08/03/2016.  Contact was made with the borrower on 08/10/2016, advising the borrower to make a payment and to only submit the loss mitigation package if loss mitigation assistance is needed.

xxx	xxx	53B918FD-8F29-4D5F-BDC1-AD77949DDEE2	Bankruptcy Ch.13	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.	The 45 day delinquency letter was sent on 9/10//2016.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: A Chapter 13 bankruptcy plan was filed by the borrower on 9/XX/2013. Additionally, a Proof of Claim was filed with the court on 11/XX/2013. As of /XX/2016, a Transfer of Claim was requested to be filed; however, this has not been accomplished yet.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The 45 day delinquency letter was sent on 9/10//2016.

xxx	xxx	61369599-9C0C-4126-BF6D-AA54420CACB3	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 10/18/2015.	The borrower was approved for the Hardest Hit Fund reinstatement and unemployment program on 9/8/2016. The state will be sending $2,117.84 and $15,825.61.	8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Borrower filed for Chapter 7 Bankruptcy Case #XXX on 2/XX/2016. The bankruptcy case was discharged on 5/XX/2016.
LOSS MITIGATION: A HAMP modification was in place prior to transfer per servicer comments. Additionally, a $1,000 HAMP incentive payment was posted to principal on 4/21/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The borrower was approved for the Hardest Hit Fund reinstatement and unemployment program on 9/8/2016. The state will be sending $2,117.84 and $15,825.61.

xxx	xxx	F550F250-9717-454E-8670-5C9E0E013BA9	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Comments dated 7/20/2016 indicate the borrower previously filed for bankruptcy on 7/XX/2012 and was later discharged on 11/XX/2014.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

xxx	xxx	3800E9C9-DE64-4A91-97FC-046486C51074	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 7/19/2016.		8/31/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: The comment on 6/1/2016 states the borrower filed a bankruptcy on 02/XX/2010 and was discharged on 05/XX/2010.  There is no further information regarding the prior bankruptcy in available commentary.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

XXX

Deal Name	Loan Number	FK ID	Redacted Loan Number	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment
xxx	xxx	xxx	D063A0CE-C57D-4141-92B6-4B355BA0AB48	XXX	CA	10/1/2016				Not Determined		Never

XXXX

Deal Name	Loan Number	FK ID	Redacted Loan number	Borrower	Property State	Due Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?
XXX	XXX	XXX	ECE9C8DB-B087-4963-B371-4F7A28E70F82	XXX	CA	11/1/2016	Current		Owner		Never			Never
XXX	XXX	XXX	88A0AA23-82B2-465C-AF09-DE12614BFB82	XXX	CA	11/1/2016	Current		Owner		Never			Never
XXX	XXX	XXX	2D347BFD-58E4-4629-A4D9-D55F32D2EE3B	XXX	PA	11/1/2016	Current		Owner		Never			Never
XXX	XXX	XXX	034BA2A8-055B-4B66-BFC6-F8814B77FF11	XXX	NY	10/1/2016	Current		Owner		Never			Never
XXX	XXX	XXX	06287E69-356A-4521-8494-E825386E3727	XXX	FL	11/1/2016	Current		Owner		Never			Never
XXX	XXX	XXX	BEDF1CA4-E21D-49D5-A388-B226106CFB93	XXX	NJ	11/1/2016	Current		Owner		Never			Never
XXX	XXX	XXX	3DD8FB33-3D23-46F3-81DB-7512957DDB61	XXX	TN	11/1/2016	Current		Owner		Previously	12/XX/2015

This loan was in foreclosure prior to the servicing review period. Per servicer comments dated 10/7/2015, foreclosure was placed on loss mitigation hold. Foreclosure was closed and billed on 12/XX/2015 and confirmed by the attorney on the same date.

Never
XXX	XXX	XXX	C70156A4-F634-47FF-9945-F1928B632F73	XXX	NY	11/1/2016	Current		Owner		Previously	1/XX/2016

This loan was in foreclosure prior to the servicing review period. Per servicer comments dated 10/8/2015, foreclosure was placed on loss mitigation hold. Fees and costs were submitted on 11/25/2015. A mediation hearing was held on 1/XX/2016 and the matter was settled with no further appearances required.  The foreclosure was cancelled on 1/XX/2016 as confirmed by the attorney and the foreclosure discontinuance application was filed with the court on 1/XX/2016.

Never
XXX	XXX	XXX	A21FDD4B-6F83-4E01-9698-6CC3D87F23E8	XXX	NY	11/1/2016	Current		Owner		Previously	11/XX/2015

This loan was referred to legal counsel to begin foreclosure prior to the servicing review period. Per servicer comments dated 10/8/2015, the foreclosure was on loss mitigation hold. All foreclosure activities were cancelled on 11/XX/2015 when the final modification documents were received. The attorney confirmed the file was closed on 11/XX/2015.

Never

Deal Name	Loan Number	FK ID	Redacted Loan number	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment	Loss Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment
XXX	XXX	XXX	ECE9C8DB-B087-4963-B371-4F7A28E70F82				Previously	Loan Modification	Loan Modification Completed	A modification was completed on this loan prior to the servicing review period. Per comments dated 3/4/2016, the second year principal reduction adjustment was completed.
XXX	XXX	XXX	88A0AA23-82B2-465C-AF09-DE12614BFB82				Previously	Loan Modification	Loan Modification Completed	A modification was completed on this loan prior to the servicing review period. Per comments dated 6/6/2016, the second year principal reduction adjustment was completed.
XXX	XXX	XXX	2D347BFD-58E4-4629-A4D9-D55F32D2EE3B				Previously	Forbearance

On 10/15/2015 the borrower was pre-qualified for fresh start forbearance. The fresh start plan agreement was sent to the borrower for execution on 10/20/2015 and the signed agreement was received on 11/XX/2015. The account was brought current and the 10/1/2015 payment was deferred and due at maturity.

XXX	XXX	XXX	034BA2A8-055B-4B66-BFC6-F8814B77FF11				Never
XXX	XXX	XXX	06287E69-356A-4521-8494-E825386E3727				Never
XXX	XXX	XXX	BEDF1CA4-E21D-49D5-A388-B226106CFB93				Previously	Loan Modification	Loan Modification Completed

This loan was approved for a trial modification prior to the servicing review period. Per servicer comments dated 10/29/2015, a trial payment in the amount of $4,055.49 was authorized by the borrower to be processed on 11/2/2015. The final modification agreement was sent to the borrower on 12/4/2015. Notes dated 12/28/2015 state the signed modification agreement was received on 12/22/2015 and the loan was modification was completed 1/XX/2016 effective with the 1/XX/2016 payment.

XXX	XXX	XXX	3DD8FB33-3D23-46F3-81DB-7512957DDB61				Previously	Loan Modification	Loan Modification Completed

This loan was approved for a trial modification prior to the servicing review period. Per comments dated 10/1/2015, the borrower authorized a one-time-draft in the amount of $1,138.23 for a trial payment. The borrower completed the trial payments on 11/5/2015 and the final modification documents were sent to the borrower on 12/7/2015 with a return date of 12/19/2015. The original signed modification documents were received on 12/18/2015.The loan modification was completed on 12/XX/2015 with an effective date of 12/XX/2015.

XXX	XXX	XXX	C70156A4-F634-47FF-9945-F1928B632F73				Previously	Loan Modification	Loan Modification Completed

The file was approved for a trial modification prior to the servicing review period. Per servicer comments dated 10/27/2015, the borrower made a trial payment in the amount of $3,326.73. The final modification was sent to the mediation representative on 12/24/2015 and the signed modification documents were received on 1/22/2016. The servicer completed the modification on 1/XX/2016.

XXX	XXX	XXX	A21FDD4B-6F83-4E01-9698-6CC3D87F23E8				Previously	Loan Modification	Loan Modification Completed

This loan was approved for a modification prior to the servicing review period. The final modification documents were returned on 11/2/2015. Modification was completed on 11/XX/2015 effective with the 11/XX/2015 payment.

Deal Name	Loan Number	FK ID	Redacted Loan number	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comment
XXX	XXX	XXX	ECE9C8DB-B087-4963-B371-4F7A28E70F82	No		No				10/20/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: A modification was completed on this loan prior to the servicing review period. Per comments dated 3/4/2016, the second year principal reduction adjustment was completed.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.

XXX	XXX	XXX	88A0AA23-82B2-465C-AF09-DE12614BFB82	No		No			The last property inspection dated 12/18/2015 indicates the property is owner-occupied.	10/20/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: A modification was completed on this loan prior to the servicing review period. Per comments dated 6/6/2016, the second year principal reduction adjustment was completed.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last property inspection dated 12/18/2015 indicates the property is owner-occupied.

XXX	XXX	XXX	2D347BFD-58E4-4629-A4D9-D55F32D2EE3B	No		No			The last property inspection dated 11/19/2015 indicates the property was owner-occupied. .	10/20/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: On 10/15/2015 the borrower was pre-qualified for fresh start forbearance. The fresh start plan agreement was sent to the borrower for execution on 10/20/2015 and the signed agreement was received on 11/XX/2015. The account was brought current and the 10/1/2015 payment was deferred and due at maturity.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last property inspection dated 11/19/2015 indicates the property was owner-occupied. .

XXX	XXX	XXX	034BA2A8-055B-4B66-BFC6-F8814B77FF11	No		No			The last property inspection dated 1/19/2016 indicates the property was owner-occupied.	10/20/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last property inspection dated 1/19/2016 indicates the property was owner-occupied.

XXX	XXX	XXX	06287E69-356A-4521-8494-E825386E3727	No		No			The last property inspection dated 10/17/2015 indicates the property was owner-occupied.	10/20/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last property inspection dated 10/17/2015 indicates the property was owner-occupied.

XXX	XXX	XXX	BEDF1CA4-E21D-49D5-A388-B226106CFB93	No		Yes	Future Default Risk

Borrower advised in Oct 2016 that they closed their bank account due to fraud - all money removed from account.  Oct payment returned nsf.  NSF not reflected in pay history data as it occured on 10-21-16 per servicing comments.  Pay history provided for diligence as of 10-20-16.

The last property inspection dated 12/18/2015 indicates the property is owner-occupied. On 10/14/2016, the borrower called to authorize a one-time draft in the amount of $4,017.42 effective 10/15/2016 but on 10/18/2016, the borrower called and stated that they had closed their bank account due to fraud and all their money was taken. Therefore, the funds authorized for the October payment would be returned and notes dated 10/21/2016 indicate the payment was returned due to insufficient funds.

10/20/2016

 FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: This loan was approved for a trial modification prior to the servicing review period. Per servicer comments dated 10/29/2015, a trial payment in the amount of $4,055.49 was authorized by the borrower to be processed on 11/2/2015. The final modification agreement was sent to the borrower on 12/4/2015. Notes dated 12/28/2015 state the signed modification agreement was received on 12/22/2015 and the loan was modification was completed 1/XX/2016 effective with the 1/XX/2016 payment.
 PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last property inspection dated 12/18/2015 indicates the property is owner-occupied. On 10/14/2016, the borrower called to authorize a one-time draft in the amount of $4,017.42 effective 10/15/2016 but on 10/18/2016, the borrower called and stated that they had closed their bank account due to fraud and all their money was taken. Therefore, the funds authorized for the October payment would be returned and notes dated 10/21/2016 indicate the payment was returned due to insufficient funds.

XXX	XXX	XXX	3DD8FB33-3D23-46F3-81DB-7512957DDB61	No		No			The last property inspection dated 12/2/2015 indicates the property was owner-occupied.	10/20/2016

 FORECLOSURE: This loan was in foreclosure prior to the servicing review period. Per servicer comments dated 10/7/2015, foreclosure was placed on loss mitigation hold. Foreclosure was closed and billed on 12/XX/2015 and confirmed by the attorney on the same date.
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: This loan was approved for a trial modification prior to the servicing review period. Per comments dated 10/1/2015, the borrower authorized a one-time-draft in the amount of $1,138.23 for a trial payment. The borrower completed the trial payments on 11/5/2015 and the final modification documents were sent to the borrower on 12/7/2015 with a return date of 12/19/2015. The original signed modification documents were received on 12/18/2015.The loan modification was completed on 12/XX/2015 with an effective date of 12/XX/2015.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last property inspection dated 12/2/2015 indicates the property was owner-occupied.

XXX	XXX	XXX	C70156A4-F634-47FF-9945-F1928B632F73	No		No			The last property inspection dated 12/15/2015 indicates the property was owner-occupied.	10/20/2016

 FORECLOSURE: This loan was in foreclosure prior to the servicing review period. Per servicer comments dated 10/8/2015, foreclosure was placed on loss mitigation hold. Fees and costs were submitted on 11/XX/2015. A mediation hearing was held on 1/XX/2016 and the matter was settled with no further appearances required.  The foreclosure was cancelled on 1/XX/2016 as confirmed by the attorney and the foreclosure discontinuance application was filed with the court on 1/XX/2016.
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: The file was approved for a trial modification prior to the servicing review period. Per servicer comments dated 10/27/2015, the borrower made a trial payment in the amount of $3,326.73. The final modification was sent to the mediation representative on 12/24/2015 and the signed modification documents were received on 1/22/2016. The servicer completed the modification on 1/XX/2016.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last property inspection dated 12/15/2015 indicates the property was owner-occupied.

XXX	XXX	XXX	A21FDD4B-6F83-4E01-9698-6CC3D87F23E8	No		No			The last property inspection dated 10/10/2015 indicates the property is owner-occupied.	10/20/2016

 FORECLOSURE: This loan was referred to legal counsel to begin foreclosure prior to the servicing review period. Per servicer comments dated 10/8/2015, the foreclosure was on loss mitigation hold. All foreclosure activities were cancelled on 11/XX/2015 when the final modification documents were received. The attorney confirmed the file was closed on 11/XX/2015.
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: This loan was approved for a modification prior to the servicing review period. The final modification documents were returned on 11/2/2015. Modification was completed on 11/XX/2015 effective with the 11/XX/2015 payment.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last property inspection dated 10/10/2015 indicates the property is owner-occupied.

XXXXX

Loan Number	FK ID	Redacted Loan Number	Borrower	Property State	Default Status	Due Date	Reason For Default	Current Occupancy	First Vacancy Date	Bankruptcy?	Last Filing Date	Bankruptcy Chapter	Bankruptcy Comment	Foreclosure?
XXX	XXX	BA4279FE-25C9-4D5B-AD0B-ABA6A2F3533A	XXX	CA	Bankruptcy Ch.13	7/1/2016	Not Determined	Owner		Currently		13	Commentary dated 01/21/2016 indicates the borrower is filed under an active Chapter 13 Bankruptcy; no additional information regarding the case is disclosed in the commentary provided.	Never
XXX	XXX	7F43443F-DBD6-4B7E-866D-F33D5427DC4B	XXX	FL	Bankruptcy	5/1/2016	Not Determined	Occupied by Unknown		Currently			Commentary reflects post-petition payments being posted to the account and also reference the trustee and pre-petition claim on 10/XX/2015; however, no bankruptcy case information was provided.	Never
XXX	XXX	C4F83C6A-02DC-4FCC-B4DD-39569C9A4971	XXX	IL	Current	5/1/2016	Curtailment of Income	Not Determined		Previously	12/XX/2014	13	The borrower filed chapter 13 bankruptcy (case #XXX) on 12/XX/2014. The case was dismissed on 4/XX/2015.	Never
XXX	XXX	595A9875-A7DD-47D6-B6B1-9D9DD66A2B6E	XXX	MD	Bankruptcy Ch.13	5/1/2016	Not Determined	Owner		Currently		13

The filing date and case number of the chapter 13 bankruptcy are not available in commentary provided. As of 1/20/2016 the closing was re-projected to 2/XX/2016, however as of the review there is no evidence the case has yet been closed.

Never
XXX	XXX	9C7D5747-990E-4DD0-96F0-EFE9B3FD2C05	XXX	OH	Current	6/1/2016	Curtailment of Income	Owner		Never				Never
XXX	XXX	478A21AA-18BE-48ED-8A2D-8C937479702A	XXX	DE	Current	6/1/2016	Excessive Obligations	Not Determined		Never				Never
XXX	XXX	C07DA8EB-7F22-4524-86C6-BF32959422BE	XXX	MO	Current	5/1/2016	Curtailment of Income	Owner		Never				Never
XXX	XXX	9F99FC0B-AF6A-4DE6-B67E-2F41FAB2D1A3	XXX	PA	Current	5/1/2016	Curtailment of Income	Owner		Never				Never
XXX	XXX	F6DF5240-07E1-49E1-9C9E-5714B35BB8A2	XXX	IL	Current	5/1/2016	Not Determined	Not Determined		Never				Never
XXX	XXX	D623EBCE-25C4-4233-9A76-C121883D5834	XXX	AR	Current	6/1/2016	Curtailment of Income	Owner		Never				Never
XXX	XXX	25D1B594-DE88-4CAC-B409-14E41485093F	XXX	MI	Collections	4/1/2016	Illness	Owner		Never				Never
XXX	XXX	701D2210-C54D-43C6-884D-01EBDDAB6944	XXX	IL	Current	6/1/2016	Excessive Obligations	Owner		Never				Never
XXX	XXX	FD532CE3-883F-4D48-A086-8156303EAB91	XXX	FL	Current	5/1/2016	Curtailment of Income	Occupied by Unknown		Never				Never
XXX	XXX	E07581F3-7ABF-414E-A6B3-5D8D2B797BB8	XXX	MI	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never
XXX	XXX	9C575E7F-17EF-4C45-BBF2-BF60399EA132	XXX	MI	Current	5/1/2016	Excessive Obligations	Owner		Never				Never
XXX	XXX	ACF50A40-5389-4A0B-BB59-D764E98F2D28	XXX	MI	Current	6/1/2016	Curtailment of Income	Owner		Never				Never
XXX	XXX	A1CC65E6-1CA3-4BEC-BF43-DDA1729FEAFA	XXX	CA	Current	5/1/2016	Excessive Obligations	Owner		Never				Never
XXX	XXX	7B0BFE25-A8CD-4C26-9F6A-231C018A5516	XXX	IL	Current	6/1/2016	Not Determined			Never				Never
XXX	XXX	ACC316BA-A8EB-4206-BEB1-72753A544D1E	XXX	FL	Current	5/1/2016	Excessive Obligations	Owner		Never				Never
XXX	XXX	2501756B-7D4D-482E-AA72-24EE2744FC8E	XXX	PA	Current	5/1/2016	Not Determined	Not Determined		Never				Never

Loan Number	FK ID	Redacted Loan Number	Last FC Stage	Foreclosure Comment	Loss Mitigation?	Damage Flag	Damage Comment	Exception	Exception Type	Exception Comments	Summary Comment
XXX	XXX	BA4279FE-25C9-4D5B-AD0B-ABA6A2F3533A			Never	No		No

BANKRUPTCY: Commentary dated 01/21/2016 indicates the borrower is filed under an active Chapter 13 Bankruptcy; no additional information regarding the case is disclosed in the commentary provided.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	7F43443F-DBD6-4B7E-866D-F33D5427DC4B			Never	No		No

BANKRUPTCY: Commentary reflects post-petition payments being posted to the account and also reference the trustee and pre-petition claim on 10XX/2015; however, no bankruptcy case information was provided.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	C4F83C6A-02DC-4FCC-B4DD-39569C9A4971			Never	No		No

BANKRUPTCY: The borrower filed chapter 13 bankruptcy (case #XXX) on 12/XX/2014. The case was dismissed on 4/XX/2015.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	595A9875-A7DD-47D6-B6B1-9D9DD66A2B6E			Never	No		No

BANKRUPTCY: The filing date and case number of the chapter 13 bankruptcy are not available in commentary provided. As of 1/20/2016 the closing was re-projected to 2/XX/2016, however as of the review there is no evidence the case has yet been closed.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	9C7D5747-990E-4DD0-96F0-EFE9B3FD2C05			Previously	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: The servicer indicates on 4/27/2016 that the loan was modified on 5/XX/2011 with a 3.125 percent interest rate; however, the servicer indicates it is not certain that the modification was executed. A comment on 5/10/2016 indicates that the amortization was incorrectly calculated for the mod as the term was extended to 480 months in 2011. The servicer was pending a payment analysis. No further modification information available.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	478A21AA-18BE-48ED-8A2D-8C937479702A			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.
ADDITIONAL INFORMATION: Commentary dated 8/26/2015 indicates the borrower received assistance from XXX to complete the payment due for 08/01/2015; the letter of authorization was received on 09/01/2015.

XXX	XXX	C07DA8EB-7F22-4524-86C6-BF32959422BE			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	9F99FC0B-AF6A-4DE6-B67E-2F41FAB2D1A3			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	F6DF5240-07E1-49E1-9C9E-5714B35BB8A2			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	D623EBCE-25C4-4233-9A76-C121883D5834			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	25D1B594-DE88-4CAC-B409-14E41485093F			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	701D2210-C54D-43C6-884D-01EBDDAB6944			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	FD532CE3-883F-4D48-A086-8156303EAB91			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	E07581F3-7ABF-414E-A6B3-5D8D2B797BB8			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	9C575E7F-17EF-4C45-BBF2-BF60399EA132			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	ACF50A40-5389-4A0B-BB59-D764E98F2D28			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	A1CC65E6-1CA3-4BEC-BF43-DDA1729FEAFA			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	7B0BFE25-A8CD-4C26-9F6A-231C018A5516			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.
ADDITIONAL INFORMATION: A comment dated 1/29/2016 indicated the borrower was self employed and did not receive a check in time causing the loan to go delinquent. A comment dated 3/18/2016 indicated the borrower was questioning the lien on the property and also the remaining balance on the loan.

XXX	XXX	ACC316BA-A8EB-4206-BEB1-72753A544D1E			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.

XXX	XXX	2501756B-7D4D-482E-AA72-24EE2744FC8E			Never	No		No

BANKRUPTCY: There is no evidence of an associated bankruptcy case.
FORECLOSURE: There is no evidence of foreclosure action on this loan.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
EXCEPTIONS: No exceptions were identified on this loan.
PROPERTY CONDITION: There is no evidence of property damage.